UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04492
MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
May 31*
Date of reporting period:
May 31, 2025
*This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have fiscal year ends other than May 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Aggressive Growth Allocation Fund
Class A-MAAGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$40	0.38%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 9.52%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	9.52%	10.92%	8.89%
A with initial sales charge (5.75%)	3.22%	9.62%	8.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	14.06%	9.83%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGA-ANN

MFS® Aggressive Growth Allocation Fund
Class B-MBAGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$118	1.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 8.72%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	8.72%	10.10%	8.08%
B with CDSC (declining over six years from 4% to 0%)×	4.72%	9.82%	8.08%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	14.06%	9.83%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGB-ANN

MFS® Aggressive Growth Allocation Fund
Class C-MCAGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$118	1.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 8.71%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	8.71%	10.09%	8.08%
C with CDSC (1% for 12 months)×	7.71%	10.09%	8.08%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	14.06%	9.83%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGC-ANN

MFS® Aggressive Growth Allocation Fund
Class I-MIAGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$14	0.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 9.80%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	9.80%	11.20%	9.16%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	14.06%	9.83%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGI-ANN

MFS® Aggressive Growth Allocation Fund
Class R1-MAAFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$118	1.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 8.72%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	8.72%	10.09%	8.08%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	14.06%	9.83%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGR1-ANN

MFS® Aggressive Growth Allocation Fund
Class R2-MAWAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$66	0.63%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 9.28%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	9.28%	10.64%	8.62%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	14.06%	9.83%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGR2-ANN

MFS® Aggressive Growth Allocation Fund
Class R3-MAAHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$40	0.38%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 9.55%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	9.55%	10.92%	8.89%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	14.06%	9.83%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGR3-ANN

MFS® Aggressive Growth Allocation Fund
Class R4-MAALX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$14	0.13%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 9.84%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	9.84%	11.20%	9.16%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	14.06%	9.83%
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGR4-ANN

MFS® Aggressive Growth Allocation Fund
Class R6-AGGPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Aggressive Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$5	0.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Aggressive Growth Allocation Fund (fund) provided a total return of 9.89%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Aggressive Growth Allocation Fund Blended Index (Blended Index), generated a return of 12.97%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the international equity segment, the fund's exposure to the MFS International Large Cap Value Fund contributed to relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	9.89%	5.22%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	10.31%
MFS Aggressive Growth Allocation Fund Blended Index ∆	12.97%	8.44%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Aggressive Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	60.00%
MSCI EAFE Index (net div)	30.00%
Bloomberg Commodity Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	2,860,668,362	Total Management Fee ($)#:	0
Total Number of Holdings:	16	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Growth Fund	11.7%
MFS Value Fund	11.6%
MFS Research Fund	10.4%
MFS Mid Cap Growth Fund	10.2%
MFS Mid Cap Value Fund	9.9%
MFS Research International Fund	8.1%
MFS International Large Cap Value Fund	5.2%
MFS International Intrinsic Value Fund	5.1%
MFS International Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.5%
MFS International New Discovery Fund	4.0%
MFS Emerging Markets Equity Fund	3.0%
MFS New Discovery Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Institutional Money Market Portfolio	1.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
AGGR6-ANN

MFS® Conservative
Allocation Fund
Class A-MACFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$35	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Conservative Allocation Fund (fund) provided a total return of 7.09%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.09%	5.03%	4.96%
A with initial sales charge (5.75%)	0.93%	3.80%	4.34%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(0.90)%	1.49%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	5.19%	5.25%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONA-ANN

MFS® Conservative
Allocation Fund
Class B-MACBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$112	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Conservative Allocation Fund (fund) provided a total return of 6.30%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	6.30%	4.25%	4.18%
B with CDSC (declining over six years from 4% to 0%)×	2.30%	3.90%	4.18%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(0.90)%	1.49%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	5.19%	5.25%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONB-ANN

MFS® Conservative
Allocation Fund
Class C-MACVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$112	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Conservative Allocation Fund (fund) provided a total return of 6.25%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	6.25%	4.25%	4.17%
C with CDSC (1% for 12 months)×	5.25%	4.25%	4.17%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(0.90)%	1.49%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	5.19%	5.25%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONC-ANN

MFS® Conservative
Allocation Fund
Class I-MACIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Conservative Allocation Fund (fund) provided a total return of 7.33%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	7.33%	5.30%	5.22%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(0.90)%	1.49%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	5.19%	5.25%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONI-ANN

MFS® Conservative
Allocation Fund
Class R1-MACKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$112	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 6.26%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	6.26%	4.25%	4.18%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(0.90)%	1.49%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	5.19%	5.25%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONR1-ANN

MFS® Conservative
Allocation Fund
Class R2-MCARX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$61	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 6.83%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	6.83%	4.78%	4.70%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(0.90)%	1.49%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	5.19%	5.25%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONR2-ANN

MFS® Conservative
Allocation Fund
Class R3-MACNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$35	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 7.10%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.10%	5.03%	4.96%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(0.90)%	1.49%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	5.19%	5.25%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONR3-ANN

MFS® Conservative
Allocation Fund
Class R4-MACJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 7.35%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	7.35%	5.30%	5.22%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(0.90)%	1.49%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	5.19%	5.25%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONR4-ANN

MFS® Conservative
Allocation Fund
Class R6-MACQX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$3	0.03%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Conservative Allocation Fund (fund) provided a total return of 7.40%, at net asset value. This compares with a return of 5.46% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Fund Blended Index (Blended Index), generated a return of 8.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund, as well as security selection in MFS Limited Maturity Fund and MFS Total Return Bond Fund supported relative results.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	7.40%	2.36%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	5.46%	(1.32)%
MFS Conservative Allocation Fund Blended Index ∆	8.50%	2.79%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	28.00%
MSCI EAFE Index (net div)	8.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	3,652,140,167	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Limited Maturity Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	6.9%
MFS Value Fund	6.0%
MFS Growth Fund	5.4%
MFS Research Fund	5.3%
MFS Mid Cap Growth Fund	4.1%
MFS High Income Fund	4.0%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	3.6%
MFS Institutional Money Market Portfolio	2.3%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS International Large Cap Value Fund	1.6%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
CONR6-ANN

MFS® Growth Allocation Fund
Class A-MAGWX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$36	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Growth Allocation Fund (fund) provided a total return of 8.98%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.98%	9.30%	7.82%
A with initial sales charge (5.75%)	2.72%	8.01%	7.18%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Growth Allocation Fund Blended Index ∆	11.48%	11.21%	8.53%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROA-ANN

MFS® Growth Allocation Fund
Class B-MBGWX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$113	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Growth Allocation Fund (fund) provided a total return of 8.21%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	8.21%	8.50%	7.02%
B with CDSC (declining over six years from 4% to 0%)×	4.21%	8.21%	7.02%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Growth Allocation Fund Blended Index ∆	11.48%	11.21%	8.53%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROB-ANN

MFS® Growth Allocation Fund
Class C-MCGWX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$113	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Growth Allocation Fund (fund) provided a total return of 8.16%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	8.16%	8.49%	7.02%
C with CDSC (1% for 12 months)×	7.16%	8.49%	7.02%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Growth Allocation Fund Blended Index ∆	11.48%	11.21%	8.53%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROC-ANN

MFS® Growth Allocation Fund
Class I-MGWIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Growth Allocation Fund (fund) provided a total return of 9.29%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	9.29%	9.58%	8.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Growth Allocation Fund Blended Index ∆	11.48%	11.21%	8.53%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROI-ANN

MFS® Growth Allocation Fund
Class R1-MAGMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$113	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Growth Allocation Fund (fund) provided a total return of 8.16%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	8.16%	8.48%	7.01%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Growth Allocation Fund Blended Index ∆	11.48%	11.21%	8.53%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROR1-ANN

MFS® Growth Allocation Fund
Class R2-MGALX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$62	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Growth Allocation Fund (fund) provided a total return of 8.69%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.69%	9.03%	7.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Growth Allocation Fund Blended Index ∆	11.48%	11.21%	8.53%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROR2-ANN

MFS® Growth Allocation Fund
Class R3-MAGEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$36	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Growth Allocation Fund (fund) provided a total return of 8.98%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.98%	9.31%	7.82%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Growth Allocation Fund Blended Index ∆	11.48%	11.21%	8.53%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROR3-ANN

MFS® Growth Allocation Fund
Class R4-MAGJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Growth Allocation Fund (fund) provided a total return of 9.25%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	9.25%	9.58%	8.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Growth Allocation Fund Blended Index ∆	11.48%	11.21%	8.53%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROR4-ANN

MFS® Growth Allocation Fund
Class R6-MAGQX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$2	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Growth Allocation Fund (fund) provided a total return of 9.33%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Fund Blended Index (Blended Index), generated a return of 11.48%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to both the MFS High Income Fund and MFS Emerging Markets Debt Local Currency Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	9.33%	4.47%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	10.31%
MFS Growth Allocation Fund Blended Index ∆	11.48%	6.68%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	52.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
MSCI EAFE Index (net div)	20.00%
Bloomberg Commodity Index	4.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,488,290,908	Total Management Fee ($)#:	0
Total Number of Holdings:	22	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Fund	10.0%
MFS Growth Fund	9.8%
MFS Research Fund	9.6%
MFS Mid Cap Growth Fund	9.4%
MFS Mid Cap Value Fund	9.1%
MFS Research International Fund	7.3%
MFS Inflation-Adjusted Bond Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.7%
MFS Commodity Strategy Fund	3.7%
MFS International Large Cap Value Fund	3.2%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS Total Return Bond Fund	2.2%
MFS New Discovery Fund	2.1%
MFS International New Discovery Fund	2.1%
MFS Emerging Markets Equity Fund	2.0%
MFS New Discovery Value Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Institutional Money Market Portfolio	1.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GROR6-ANN

MFS® Moderate Allocation Fund
Class A-MAMAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$35	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Moderate Allocation Fund (fund) provided a total return of 8.30%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.30%	7.06%	6.41%
A with initial sales charge (5.75%)	2.07%	5.80%	5.78%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	8.23%	6.97%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODA-ANN

MFS® Moderate Allocation Fund
Class B-MMABX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$113	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Moderate Allocation Fund (fund) provided a total return of 7.48%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.48%	6.27%	5.62%
B with CDSC (declining over six years from 4% to 0%)×	3.48%	5.96%	5.62%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	8.23%	6.97%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODB-ANN

MFS® Moderate Allocation Fund
Class C-MMACX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$113	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Moderate Allocation Fund (fund) provided a total return of 7.46%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.46%	6.26%	5.61%
C with CDSC (1% for 12 months)×	6.46%	6.26%	5.61%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	8.23%	6.97%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODC-ANN

MFS® Moderate Allocation Fund
Class I-MMAIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Moderate Allocation Fund (fund) provided a total return of 8.57%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.57%	7.34%	6.68%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	8.23%	6.97%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODI-ANN

MFS® Moderate Allocation Fund
Class R1-MAMFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$113	1.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 7.50%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.50%	6.28%	5.62%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	8.23%	6.97%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODR1-ANN

MFS® Moderate Allocation Fund
Class R2-MARRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$61	0.59%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 8.06%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.06%	6.81%	6.14%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	8.23%	6.97%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODR2-ANN

MFS® Moderate Allocation Fund
Class R3-MAMHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$35	0.34%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 8.27%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.27%	7.07%	6.41%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	8.23%	6.97%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODR3-ANN

MFS® Moderate Allocation Fund
Class R4-MAMJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$9	0.09%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 8.58%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.58%	7.34%	6.67%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	8.23%	6.97%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODR4-ANN

MFS® Moderate Allocation Fund
Class R6-MAMPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$2	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Moderate Allocation Fund (fund) provided a total return of 8.64%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Fund Blended Index (Blended Index), generated a return of 10.00%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Blended Index:
    Within the fixed income segment, the fund's exposure to the MFS High Income Fund, MFS Emerging Markets Debt Local Currency Fund and MFS Emerging Markets Debt Fund supported relative returns.
    Within the international equity segment, exposure to MFS International Large Cap Value Fund bolstered relative returns.
  Top detractors from performance relative to the Blended Index:
    Within the US equity funds segment, manager selection was a headwind as most funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, weighed on relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    Within the international equity segment, relative performance of the MFS Research International Fund held back results as the fund lagged its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	8.64%	3.30%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	10.31%
MFS Moderate Allocation Fund Blended Index ∆	10.00%	4.78%
*	For the period from the commencement of the class's investment operations, September 30, 2021 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
5/31/25
Standard & Poor's 500 Stock Index	41.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE Index (net div)	13.00%
Bloomberg Commodity Index	3.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,410,806,099	Total Management Fee ($)#:	0
Total Number of Holdings:	23	Portfolio Turnover Rate (%):	6
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.7%
MFS Value Fund	8.2%
MFS Total Return Bond Fund	7.9%
MFS Growth Fund	7.9%
MFS Research Fund	7.6%
MFS Mid Cap Growth Fund	7.5%
MFS Mid Cap Value Fund	7.2%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Research International Fund	5.3%
MFS Global Opportunistic Bond Fund	4.6%
MFS High Income Fund	3.9%
MFS Global Real Estate Fund	3.1%
MFS Commodity Strategy Fund	2.9%
MFS Emerging Markets Debt Fund	2.8%
MFS Institutional Money Market Portfolio	2.3%
MFS International Large Cap Value Fund	2.2%
MFS International Intrinsic Value Fund	2.1%
MFS International Growth Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Fund	1.6%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MODR6-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class A-BMSFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$87	0.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 7.74%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	7.74%	14.18%	10.65%
A with initial sales charge (5.75%)	1.55%	12.84%	9.90%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSA-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class B-BMSBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$164	1.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 6.87%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	6.87%	13.33%	9.81%
B with CDSC (declining over six years from 4% to 0%)×	2.97%	13.08%	9.81%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSB-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class C-BMSDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$164	1.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 6.82%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	6.82%	13.32%	9.81%
C with CDSC (1% for 12 months)×	5.85%	13.32%	9.81%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSC-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class I-BMSLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$61	0.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 7.93%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	7.93%	14.47%	10.92%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSI-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class R1-BMSRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$112	1.08%
For the period from October 1, 2024 through May 31, 2025, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment” would have been approximately $165 and 1.59%, respectively.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 7.44%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	7.44%	13.43%	9.88%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSR1-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class R2-BMSSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$113	1.09%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 7.46%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	7.46%	13.91%	10.37%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSR2-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class R3-BMSTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$87	0.84%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 7.70%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	7.70%	14.19%	10.65%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSR3-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class R4-BMSVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$61	0.59%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 7.97%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	7.97%	14.48%	10.92%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSR4-ANN

MFS® Blended Research®
Mid Cap Equity Fund
Class R6-BMSYX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Mid Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	0.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Blended Research Mid Cap Equity Fund (fund) provided a total return of 8.06%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Index, generated a return of 10.32%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell Midcap® Index:
    Security selection within both the communication services and utilities sectors strengthened the fund's relative performance.
    The combination of stock selection and an underweight position in the consumer staples sector also helped relative returns.
  Top detractors from performance relative to the Russell Midcap® Index:
    Stock selection within both the consumer discretionary and industrials sectors held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	8.06%	14.58%	11.01%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.35%
Russell Midcap® Index ∆	10.32%	12.69%	10.19%
*	For the period from the commencement of the class's investment operations, August 19, 2016 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	1,504,605,002	Total Management Fee ($)#:	4,735,876
Total Number of Holdings:	148	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Financials	18.0%
Industrials	15.5%
Information Technology	13.3%
Consumer Discretionary	10.4%
Health Care	10.2%
Real Estate	8.0%
Utilities	6.6%
Energy	4.8%
Materials	4.4%
Communication Services	4.4%
Consumer Staples	3.6%
Top ten holdings
NRG Energy, Inc.	2.1%
Ameriprise Financial, Inc.	2.0%
Wabtec Corp.	1.8%
Veeva Systems, Inc.	1.8%
Roblox Corp., "A"	1.7%
Verisk Analytics, Inc., "A"	1.7%
TechnipFMC PLC	1.6%
Spotify Technology S.A.	1.6%
Corebridge Financial, Inc.	1.6%
CNH Industrial N.V.	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BMSR6-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class A-BRSDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$96	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑5.62%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	(5.62)%	8.55%	6.93%
A with initial sales charge (5.75%)	(11.05)%	7.28%	6.28%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSA-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class B-BRSBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$168	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑6.34%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	(6.34)%	7.73%	6.12%
B with CDSC (declining over six years from 4% to 0%)×	(9.87)%	7.43%	6.12%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSB-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class C-BRSHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$168	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑6.40%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	(6.40)%	7.72%	6.12%
C with CDSC (1% for 12 months)×	(7.28)%	7.72%	6.12%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSC-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class I-BRSJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$72	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑5.41%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	(5.41)%	8.81%	7.19%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSI-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class R1-BRSPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$168	1.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑6.39%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	(6.39)%	7.74%	6.12%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSR1-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class R2-BRSSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$120	1.24%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑5.84%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	(5.84)%	8.28%	6.65%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSR2-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class R3-BRSTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$96	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑5.66%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	(5.66)%	8.55%	6.92%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSR3-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class R4-BRSUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$72	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑5.41%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	(5.41)%	8.83%	7.18%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSR4-ANN

MFS® Blended Research®
Small Cap Equity Fund
Class R6-BRSYX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$61	0.63%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Blended Research Small Cap Equity Fund (fund) provided a total return of ‑5.30%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 1.19%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Security selection within both the financials and real estate sectors strengthened relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within the information technology, energy, health care, and materials sectors held back the fund's relative results.
    The combination of security selection and an underweight allocation to the consumer staples sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	(5.30)%	8.94%	7.28%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 2000® Index ∆	1.19%	9.64%	7.65%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	304,963,035	Total Management Fee ($)#:	2,108,034
Total Number of Holdings:	183	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Financials	19.7%
Industrials	17.3%
Health Care	15.7%
Information Technology	13.7%
Consumer Discretionary	10.3%
Real Estate	5.5%
Energy	4.8%
Communication Services	3.6%
Utilities	3.3%
Materials	3.3%
Consumer Staples	1.9%
Top ten holdings
Popular, Inc.	1.6%
Encompass Health Corp.	1.6%
APi Group, Inc.	1.6%
UMB Financial Corp.	1.5%
Essential Properties Realty Trust, REIT	1.5%
Grand Canyon Education, Inc.	1.5%
Portland General Electric Co.	1.5%
AZEK Co., Inc.	1.4%
Kemper Corp.	1.4%
Advanced Energy Industries, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRSR6-ANN

MFS® Blended Research®
Value Equity Fund
Class A-BRUDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$76	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 6.23%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	6.23%	14.10%	9.84%
A with initial sales charge (5.75%)	0.12%	12.76%	9.18%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUA-ANN

MFS® Blended Research®
Value Equity Fund
Class B-BRUEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$153	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 5.51%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	5.51%	13.26%	9.03%
B with CDSC (declining over six years from 4% to 0%)×	1.66%	13.02%	9.03%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUB-ANN

MFS® Blended Research®
Value Equity Fund
Class C-BRUGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$153	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 5.52%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	5.52%	13.26%	9.03%
C with CDSC (1% for 12 months)×	4.56%	13.26%	9.03%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUC-ANN

MFS® Blended Research®
Value Equity Fund
Class I-BRUHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$51	0.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 6.48%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	6.48%	14.38%	10.12%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUI-ANN

MFS® Blended Research®
Value Equity Fund
Class R1-BRUJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$76	0.74%
For the period from June 1, 2024 through May 31, 2025, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment” would have been approximately $154 and 1.49%, respectively.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 6.21%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	6.21%	13.92%	9.36%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUR1-ANN

MFS® Blended Research®
Value Equity Fund
Class R2-BRUKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$102	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 5.99%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	5.99%	13.82%	9.57%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUR2-ANN

MFS® Blended Research®
Value Equity Fund
Class R3-BRULX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$76	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 6.24%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	6.24%	14.11%	9.85%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUR3-ANN

MFS® Blended Research®
Value Equity Fund
Class R4-BRUMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$51	0.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 6.54%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	6.54%	14.40%	10.13%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUR4-ANN

MFS® Blended Research®
Value Equity Fund
Class R6-BRUNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Value Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Blended Research Value Equity Fund (fund) provided a total return of 6.60%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 8.91%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Value Index:
    Security selection within the health care, materials, and real estate sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Stock selection within the industrials, consumer staples, utilities, and financials sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	6.60%	14.47%	10.21%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Value Index ∆	8.91%	13.02%	9.94%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	295,552,025	Total Management Fee ($)#:	1,131,710
Total Number of Holdings:	117	Portfolio Turnover Rate (%):	48
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Financials	24.0%
Industrials	14.7%
Health Care	13.6%
Consumer Staples	9.0%
Information Technology	8.1%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.5%
Real Estate	4.4%
Materials	4.3%
Communication Services	4.1%
Top ten holdings
Johnson & Johnson	2.7%
Wells Fargo & Co.	2.4%
Berkshire Hathaway, Inc., "B"	2.3%
JPMorgan Chase & Co.	1.9%
Amphenol Corp., "A"	1.8%
T-Mobile USA, Inc.	1.8%
American Express Co.	1.8%
Citigroup, Inc.	1.8%
Trane Technologies PLC	1.7%
Chubb Ltd.	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRUR6-ANN

MFS® Blended Research®
Growth Equity Fund
Class A-BRWAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$80	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 15.64%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	15.64%	16.14%	14.76%
A with initial sales charge (5.75%)	8.99%	14.77%	14.06%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWA-ANN

MFS® Blended Research®
Growth Equity Fund
Class B-BRWBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$160	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 14.76%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	14.76%	15.28%	13.91%
B with CDSC (declining over six years from 4% to 0%)×	10.76%	15.05%	13.91%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWB-ANN

MFS® Blended Research®
Growth Equity Fund
Class C-BRWCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$160	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 14.73%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	14.73%	15.28%	13.91%
C with CDSC (1% for 12 months)×	13.73%	15.28%	13.91%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWC-ANN

MFS® Blended Research®
Growth Equity Fund
Class I-BRWJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$53	0.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 15.90%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	15.90%	16.44%	15.05%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWI-ANN

MFS® Blended Research®
Growth Equity Fund
Class R1-BRWRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$160	1.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 14.76%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	14.76%	15.29%	13.91%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWR1-ANN

MFS® Blended Research®
Growth Equity Fund
Class R2-BRWSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$107	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 15.32%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	15.32%	15.85%	14.48%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWR2-ANN

MFS® Blended Research®
Growth Equity Fund
Class R3-BRWTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$80	0.74%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 15.58%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	15.58%	16.14%	14.76%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWR3-ANN

MFS® Blended Research®
Growth Equity Fund
Class R4-BRWUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$53	0.49%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 15.92%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	15.92%	16.45%	15.06%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWR4-ANN

MFS® Blended Research®
Growth Equity Fund
Class R6-BRWVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Growth Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Blended Research Growth Equity Fund (fund) provided a total return of 15.97%, at net asset value. This compares with a return of 13.12% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 17.62%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within the communication services, information technology, and health care sectors strengthened the fund's relative performance.
    The combination of an overweight position and security selection within the utilities sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Stock selection within the consumer discretionary, industrials, and consumer staples sectors held back relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	15.97%	16.53%	15.14%
Comparative Benchmark(s)
Russell 3000® Index ∆	13.12%	15.34%	13.41%
Russell 1000® Growth Index ∆	17.62%	17.69%	17.14%
*	For the period from the commencement of the class's investment operations, September 15, 2015 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	429,103,937	Total Management Fee ($)#:	1,467,552
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	99.4%
Money Market Funds	0.6%
Equity sectors
Information Technology	47.6%
Consumer Discretionary	14.5%
Communication Services	14.1%
Financials	8.1%
Health Care	7.3%
Industrials	3.7%
Consumer Staples	2.5%
Real Estate	1.0%
Utilities	0.3%
Materials	0.3%
Top ten holdings
NVIDIA Corp.	11.6%
Microsoft Corp.	10.6%
Apple, Inc.	9.0%
Amazon.com, Inc.	7.0%
Meta Platforms, Inc., "A"	5.2%
Alphabet, Inc., "A"	3.4%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.2%
ServiceNow, Inc.	2.0%
Booking Holdings, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
BRWR6-ANN

MFS® Emerging Markets
Equity Fund
Class A-MEMAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$142	1.31%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 16.88%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	16.88%	6.79%	3.74%
A with initial sales charge (5.75%)	10.16%	5.54%	3.13%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMA-ANN

MFS® Emerging Markets
Equity Fund
Class B-MEMBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$223	2.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 16.03%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	16.03%	6.00%	2.96%
B with CDSC (declining over six years from 4% to 0%)×	12.03%	5.68%	2.96%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMB-ANN

MFS® Emerging Markets
Equity Fund
Class C-MEMCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$223	2.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 16.05%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	16.05%	6.00%	2.96%
C with CDSC (1% for 12 months)×	15.05%	6.00%	2.96%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMC-ANN

MFS® Emerging Markets
Equity Fund
Class I-MEMIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$115	1.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 17.20%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	17.20%	7.06%	4.00%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMI-ANN

MFS® Emerging Markets
Equity Fund
Class R1-MEMRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$222	2.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 16.01%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	16.01%	6.00%	2.96%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMR1-ANN

MFS® Emerging Markets
Equity Fund
Class R2-MEMFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$169	1.56%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 16.62%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	16.62%	6.53%	3.48%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 16.58%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMR2-ANN

MFS® Emerging Markets
Equity Fund
Class R3-MEMGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$142	1.31%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 16.90%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	16.90%	6.80%	3.74%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMR3-ANN

MFS® Emerging Markets
Equity Fund
Class R4-MEMHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$115	1.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 17.19%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	17.19%	7.06%	3.99%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMR4-ANN

MFS® Emerging Markets
Equity Fund
Class R6-MEMJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$100	0.92%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS Emerging Markets Equity Fund (fund) provided a total return of 17.35%, at net asset value. This compares with a return of 13.04% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an overweight allocation to the communications services sector strengthened the fund's relative performance.
    Security selection and an underweight allocation to the materials sector also benefited relative returns.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    The fund’s cash and/or cash equivalents position weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	17.35%	7.22%	4.13%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	13.04%	7.07%	3.93%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	8,406,870,570	Total Management Fee ($)#:	69,233,060
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	36
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5%
Tencent Holdings Ltd.	6.4%
Alibaba Group Holding Ltd.	3.6%
Samsung Electronics Co. Ltd.	3.3%
HDFC Bank Ltd.	2.4%
China Construction Bank Corp.	2.2%
Infosys Ltd.	2.0%
NetEase, Inc., ADR	1.7%
Kotak Mahindra Bank Ltd.	1.6%
Vale S.A., ADR	1.6%
Issuer country weightings
China	28.8%
India	15.3%
Taiwan	14.4%
South Korea	10.8%
Brazil	5.3%
Indonesia	3.6%
Hong Kong	3.0%
Mexico	3.0%
United Arab Emirates	2.4%
Other Countries	13.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FEMR6-ANN

MFS® International Growth Fund
Class A-MGRAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$113	1.05%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS International Growth Fund (fund) provided a total return of 15.44%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	15.44%	10.45%	7.95%
A with initial sales charge (5.75%)	8.80%	9.15%	7.32%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFA-ANN

MFS® International Growth Fund
Class B-MGRBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$193	1.80%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS International Growth Fund (fund) provided a total return of 14.59%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	14.59%	9.62%	7.15%
B with CDSC (declining over six years from 4% to 0%)×	10.59%	9.34%	7.15%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFB-ANN

MFS® International Growth Fund
Class C-MGRCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$193	1.80%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS International Growth Fund (fund) provided a total return of 14.59%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	14.59%	9.62%	7.15%
C with CDSC (1% for 12 months)×	13.59%	9.62%	7.15%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFC-ANN

MFS® International Growth Fund
Class I-MQGIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$86	0.80%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS International Growth Fund (fund) provided a total return of 15.74%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	15.74%	10.72%	8.23%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFI-ANN

MFS® International Growth Fund
Class R1-MGRRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$193	1.80%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS International Growth Fund (fund) provided a total return of 14.60%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	14.60%	9.63%	7.15%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFR1-ANN

MFS® International Growth Fund
Class R2-MGRQX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$140	1.30%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS International Growth Fund (fund) provided a total return of 15.14%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	15.14%	10.17%	7.68%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 15.17%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFR2-ANN

MFS® International Growth Fund
Class R3-MGRTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$114	1.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS International Growth Fund (fund) provided a total return of 15.45%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	15.45%	10.45%	7.95%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 15.43%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFR3-ANN

MFS® International Growth Fund
Class R4-MGRVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$87	0.81%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS International Growth Fund (fund) provided a total return of 15.73%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	15.73%	10.72%	8.22%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFR4-ANN

MFS® International Growth Fund
Class R6-MGRDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Growth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$74	0.69%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS International Growth Fund (fund) provided a total return of 15.88%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div). The fund's other benchmark, the MSCI All Country World (ex-US) Growth Index (net div), generated a return of 10.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection within the information technology, health care, industrials, and materials sectors strengthened the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Growth Index:
    Security selection and an overweight allocation to the consumer staples sector weakened relative performance.
    An underweight allocation to the communication services sector further weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	15.88%	10.86%	8.35%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
MSCI All Country World (ex-US) Growth Index (net div) ∆	10.81%	7.33%	5.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	19,139,184,905	Total Management Fee ($)#:	114,074,447
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
SAP SE	4.0%
Hitachi Ltd.	3.6%
Schneider Electric SE	3.5%
Nestle S.A.	3.4%
Roche Holding AG	3.3%
EssilorLuxottica	2.4%
Heineken N.V.	2.4%
Linde PLC	2.4%
AIA Group Ltd.	2.3%
Issuer country weightings
France	13.8%
Germany	10.5%
Japan	10.2%
United Kingdom	10.1%
Switzerland	8.1%
United States	7.0%
Canada	6.5%
Taiwan	5.7%
Netherlands	3.8%
Other Countries	24.3%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGFR6-ANN

MFS® International Intrinsic Value Fund
Class A-MGIAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$109	1.02%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 14.19%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	14.19%	8.86%	8.18%
A with initial sales charge (5.75%)	7.62%	7.57%	7.54%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 14.22%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGIA-ANN

MFS® International Intrinsic Value Fund
Class B-MGIBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$189	1.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 13.35%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	13.35%	8.05%	7.37%
B with CDSC (declining over six years from 4% to 0%)×	9.35%	7.78%	7.37%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 13.38%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGIB-ANN

MFS® International Intrinsic Value Fund
Class C-MGICX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$189	1.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 13.32%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	13.32%	8.04%	7.37%
C with CDSC (1% for 12 months)×	12.32%	8.04%	7.37%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 13.35%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGIC-ANN

MFS® International Intrinsic Value Fund
Class I-MINIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$83	0.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 14.47%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	14.47%	9.13%	8.45%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 14.49%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGII-ANN

MFS® International Intrinsic Value Fund
Class R1-MINRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$189	1.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 13.35%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	13.35%	8.04%	7.37%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGIR1-ANN

MFS® International Intrinsic Value Fund
Class R2-MINFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$136	1.27%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 13.92%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	13.92%	8.59%	7.91%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 13.95%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGIR2-ANN

MFS® International Intrinsic Value Fund
Class R3-MINGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$109	1.02%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 14.18%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	14.18%	8.86%	8.18%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 14.21%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGIR3-ANN

MFS® International Intrinsic Value Fund
Class R4-MINHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$83	0.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 14.47%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	14.47%	9.13%	8.45%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 14.49%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGIR4-ANN

MFS® International Intrinsic Value Fund
Class R6-MINJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Intrinsic Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.66%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS International Intrinsic Value Fund (fund) provided a total return of 14.60%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Index:
    Security selection and an underweight position in the health care sector strengthened relative performance.
    Security selection within the materials sector, coupled with favorable security selection and an overweight allocation to the financials sector, also benefited relative returns.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the consumer staples sector weakened the fund's relative performance.
    Not owning any stocks within the communication services sector further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	14.60%	9.25%	8.56%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	11.42%	5.97%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 14.63%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	22,796,168,642	Total Management Fee ($)#:	138,896,131
Total Number of Holdings:	89	Portfolio Turnover Rate (%):	13
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	96.4%
Money Market Funds	3.6%
Top ten holdings
Franco-Nevada Corp.	3.5%
NatWest Group PLC	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Schneider Electric SE	2.7%
Legrand S.A.	2.7%
AIB Group PLC	2.7%
CaixaBank S.A.	2.7%
Deutsche Boerse AG	2.7%
TotalEnergies SE	2.5%
SAP SE	2.3%
Issuer country weightings
United Kingdom	16.5%
France	16.3%
Japan	12.5%
United States	9.9%
Germany	7.7%
Switzerland	6.8%
Canada	6.4%
Ireland	5.4%
Spain	4.9%
Other Countries	13.6%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
FGIR6-ANN

MFS® International
DiversificationSM Fund
Class A-MDIDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$37	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS International Diversification Fund (fund) provided a total return of 13.98%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	13.98%	9.34%	6.75%
A with initial sales charge (5.75%)	7.42%	8.05%	6.12%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDIA-ANN

MFS® International
DiversificationSM Fund
Class B-MDIFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$117	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class B shares of the MFS International Diversification Fund (fund) provided a total return of 13.16%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	13.16%	8.52%	5.95%
B with CDSC (declining over six years from 4% to 0%)×	9.16%	8.23%	5.95%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDIB-ANN

MFS® International
DiversificationSM Fund
Class C-MDIGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$117	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS International Diversification Fund (fund) provided a total return of 13.13%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	13.13%	8.52%	5.95%
C with CDSC (1% for 12 months)×	12.13%	8.52%	5.95%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDIC-ANN

MFS® International
DiversificationSM Fund
Class I-MDIJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$11	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS International Diversification Fund (fund) provided a total return of 14.27%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	14.27%	9.61%	7.02%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDII-ANN

MFS® International
DiversificationSM Fund
Class R1-MDIOX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$117	1.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS International Diversification Fund (fund) provided a total return of 13.19%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	13.19%	8.52%	5.95%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDIR1-ANN

MFS® International
DiversificationSM Fund
Class R2-MDIKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$64	0.60%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS International Diversification Fund (fund) provided a total return of 13.72%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	13.72%	9.06%	6.48%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDIR2-ANN

MFS® International
DiversificationSM Fund
Class R3-MDIHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$37	0.35%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS International Diversification Fund (fund) provided a total return of 14.00%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	14.00%	9.33%	6.75%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDIR3-ANN

MFS® International
DiversificationSM Fund
Class R4-MDITX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$11	0.10%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS International Diversification Fund (fund) provided a total return of 14.27%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	14.27%	9.61%	7.01%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.47%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDIR4-ANN

MFS® International
DiversificationSM Fund
Class R6-MDIZX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Diversification Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS International Diversification Fund (fund) provided a total return of 14.38%, at net asset value. This compares with a return of 13.75% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to both the MFS International Large Cap Value Fund and MFS Emerging Markets Equity Fund contributed to relative performance as both funds outperformed their respective market segments.
    The fund’s exposure to the MFS International Growth Fund and MFS International Intrinsic Value Fund further benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    The fund’s exposure to the MFS Research International Fund weakened relative returns as the fund underperformed its respective benchmark.
    The fund’s exposure to the MFS International New Discovery Fund further weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	14.38%	9.71%	7.22%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	13.75%	10.37%	5.67%
*	For the period from the commencement of the class's investment operations, October 2, 2017 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	41,403,515,321	Total Management Fee ($)#:	0
Total Number of Holdings:	7	Portfolio Turnover Rate (%):	2
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio target allocation
Portfolio actual   allocation
Portfolio holdings
MFS Research International Fund	27.6%
MFS Emerging Markets Equity Fund	17.1%
MFS International Large Cap Value Fund	15.2%
MFS International Intrinsic Value Fund	15.0%
MFS International Growth Fund	14.9%
MFS International New Discovery Fund	10.0%
MFS Institutional Money Market Portfolio	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDIR6-ANN

MFS® Managed Wealth Fund
Class A-MNWAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$95	0.92%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class A shares of the fund provided a total return of 5.77%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	5.77%	2.81%	3.24%
A with initial sales charge (5.75%)	(0.31)%	1.59%	2.63%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	1.93%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWA-ANN

MFS® Managed Wealth Fund
Class B-MNWBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$171	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class B shares of the fund provided a total return of 4.98%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	4.98%	2.02%	2.39%
B with CDSC (declining over six years from 4% to 0%)×	0.98%	1.64%	2.39%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	1.93%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWB-ANN

MFS® Managed Wealth Fund
Class C-MNWCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$171	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class C shares of the fund provided a total return of 5.02%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.02%	2.03%	2.39%
C with CDSC (1% for 12 months)×	4.02%	2.03%	2.39%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	1.93%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWC-ANN

MFS® Managed Wealth Fund
Class I-MNWIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$69	0.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class I shares of the fund provided a total return of 6.09%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.09%	3.05%	3.42%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	1.93%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWI-ANN

MFS® Managed Wealth Fund
Class R1-MNWRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$171	1.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class R1 shares of the fund provided a total return of 5.03%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	5.03%	2.03%	2.39%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	1.93%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWR1-ANN

MFS® Managed Wealth Fund
Class R2-MNWSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$120	1.17%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class R2 shares of the fund provided a total return of 5.56%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	5.56%	2.55%	2.91%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	1.93%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWR2-ANN

MFS® Managed Wealth Fund
Class R3-MNWTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$95	0.92%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class R3 shares of the fund provided a total return of 5.83%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	5.83%	2.81%	3.16%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	1.93%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWR3-ANN

MFS® Managed Wealth Fund
Class R4-MNWUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$69	0.67%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class R4 shares of the fund provided a total return of 6.06%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	6.06%	3.04%	3.42%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	12.86%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	1.93%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWR4-ANN

MFS® Managed Wealth Fund
Class R6-MNWZX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Managed Wealth Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$62	0.60%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Managed Wealth Fund's (fund) investment objective is to seek total return. MFS seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure. In addition, MFS may seek to limit the fund’s exposure to certain extreme market events. It is expected that the fund will generally have lower volatility than the overall equity market and will generally underperform the equity markets during periods of rising equity markets.
  For the twelve months ended May 31, 2025, Class R6 shares of the fund provided a total return of 6.20%, at net asset value. This compares with a return of 13.52% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the ICE BofA 0-3 Month U.S. Treasury Bill Index, generated a return of 4.81%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to absolute performance:
    The fund's allocation to the MFS Growth Fund, MFS International Equity Fund, and the MFS Value Fund.
  Top detractors from absolute performance:
    The fund's short exposure to futures contracts on the Russell 1000® Growth Index, MSCI EAFE Stock Index, and Russell 1000® Value Index.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes corresponds to the fund’s investment strategies, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	6.20%	3.14%	3.99%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	13.52%	15.94%	13.66%
ICE BofA 0-3 Month U.S. Treasury Bill Index ∆	4.81%	2.74%	2.41%
*	For the period from the commencement of the class's investment operations, October 2, 2017 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	35,032,009	Total Management Fee ($)#:	120,936
Total Number of Holdings:	13	Portfolio Turnover Rate (%):	11
# Includes the effect of any management fee waivers, if applicable.
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 5/31/25)
Portfolio structure
		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation	MFS Growth Fund	32.3%
	MFS International Equity Fund	31.5%
	MFS Value Fund	30.3%
Market Exposure Overlay	Mini Russell 1000 Value Index Future JUN 20 25		(13.8)%
	Mini MSCI EAFE Index Future JUN 20 25		(14.9)%
	Mini Russell 1000 Growth Future JUN 20 25		(20.7)%
Net Equity Exposure				44.7%
	Standard & Poor's 500 Index Option 4900.00 PUT JUN 20 25		(0.1)%
	Standard & Poor's 500 Index Option 4900.00 PUT MAR 20 26		(0.9)%
Standard & Poors Index Option PUT(s)				(1.0)%
Downside Hedge(s)				(1.0)%
Net Equivalent Equity Exposure		94.1%	(50.4)%	43.7%
Limited Maturity U.S. Treasury Notes				3.2%
Cash	Cash & Cash Equivalents (d)			2.7%
	Other (e)			50.4%
Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MGWR6-ANN

MFS® International Large Cap Value Fund
Class A-MKVBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$104	0.95%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class A shares of the MFS International Large Cap Value Fund (fund) provided a total return of 19.00%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 18.72%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within both the consumer discretionary and utilities sectors strengthened relative performance.
    An underweight position in the materials sector also benefited the fund's relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection and an underweight allocation to the communication services sector weakened relative performance.
    The fund's overweight position and security selection within the information technology sector further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
A without sales charge	19.00%	13.43%
A with initial sales charge (5.75%)	12.16%	12.07%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	10.92%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	18.72%	14.19%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,924,028,881	Total Management Fee ($)#:	44,635,869
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%
Issuer country weightings
United Kingdom	25.5%
Japan	16.3%
France	16.1%
Switzerland	7.6%
United States	6.0%
Germany	5.1%
Ireland	4.3%
Canada	4.3%
Spain	4.0%
Other Countries	10.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKVA-ANN

MFS® International Large Cap Value Fund
Class C-MKVCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$185	1.70%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class C shares of the MFS International Large Cap Value Fund (fund) provided a total return of 18.21%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 18.72%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within both the consumer discretionary and utilities sectors strengthened relative performance.
    An underweight position in the materials sector also benefited the fund's relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection and an underweight allocation to the communication services sector weakened relative performance.
    The fund's overweight position and security selection within the information technology sector further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
C without sales charge	18.21%	12.58%
C with CDSC (1% for 12 months)×	17.21%	12.58%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	10.92%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	18.72%	14.19%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,924,028,881	Total Management Fee ($)#:	44,635,869
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%
Issuer country weightings
United Kingdom	25.5%
Japan	16.3%
France	16.1%
Switzerland	7.6%
United States	6.0%
Germany	5.1%
Ireland	4.3%
Canada	4.3%
Spain	4.0%
Other Countries	10.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKVC-ANN

MFS® International Large Cap Value Fund
Class I-MKVIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$77	0.70%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class I shares of the MFS International Large Cap Value Fund (fund) provided a total return of 19.33%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 18.72%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within both the consumer discretionary and utilities sectors strengthened relative performance.
    An underweight position in the materials sector also benefited the fund's relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection and an underweight allocation to the communication services sector weakened relative performance.
    The fund's overweight position and security selection within the information technology sector further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
I without sales charge	19.33%	13.74%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	10.92%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	18.72%	14.19%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,924,028,881	Total Management Fee ($)#:	44,635,869
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%
Issuer country weightings
United Kingdom	25.5%
Japan	16.3%
France	16.1%
Switzerland	7.6%
United States	6.0%
Germany	5.1%
Ireland	4.3%
Canada	4.3%
Spain	4.0%
Other Countries	10.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKVI-ANN

MFS® International Large Cap Value Fund
Class R1-MKVDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$185	1.70%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R1 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 18.14%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 18.72%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within both the consumer discretionary and utilities sectors strengthened relative performance.
    An underweight position in the materials sector also benefited the fund's relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection and an underweight allocation to the communication services sector weakened relative performance.
    The fund's overweight position and security selection within the information technology sector further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	18.14%	12.56%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	10.92%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	18.72%	14.19%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,924,028,881	Total Management Fee ($)#:	44,635,869
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%
Issuer country weightings
United Kingdom	25.5%
Japan	16.3%
France	16.1%
Switzerland	7.6%
United States	6.0%
Germany	5.1%
Ireland	4.3%
Canada	4.3%
Spain	4.0%
Other Countries	10.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKVR1-ANN

MFS® International Large Cap Value Fund
Class R2-MKVEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$131	1.20%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R2 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 18.81%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 18.72%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within both the consumer discretionary and utilities sectors strengthened relative performance.
    An underweight position in the materials sector also benefited the fund's relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection and an underweight allocation to the communication services sector weakened relative performance.
    The fund's overweight position and security selection within the information technology sector further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	18.81%	13.12%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	10.92%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	18.72%	14.19%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,924,028,881	Total Management Fee ($)#:	44,635,869
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%
Issuer country weightings
United Kingdom	25.5%
Japan	16.3%
France	16.1%
Switzerland	7.6%
United States	6.0%
Germany	5.1%
Ireland	4.3%
Canada	4.3%
Spain	4.0%
Other Countries	10.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKVR2-ANN

MFS® International Large Cap Value Fund
Class R3-MKVFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$104	0.95%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R3 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 19.04%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 18.72%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within both the consumer discretionary and utilities sectors strengthened relative performance.
    An underweight position in the materials sector also benefited the fund's relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection and an underweight allocation to the communication services sector weakened relative performance.
    The fund's overweight position and security selection within the information technology sector further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	19.04%	13.44%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	10.92%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	18.72%	14.19%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,924,028,881	Total Management Fee ($)#:	44,635,869
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%
Issuer country weightings
United Kingdom	25.5%
Japan	16.3%
France	16.1%
Switzerland	7.6%
United States	6.0%
Germany	5.1%
Ireland	4.3%
Canada	4.3%
Spain	4.0%
Other Countries	10.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKVR3-ANN

MFS® International Large Cap Value Fund
Class R4-MKVGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$77	0.70%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R4 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 19.34%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 18.72%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within both the consumer discretionary and utilities sectors strengthened relative performance.
    An underweight position in the materials sector also benefited the fund's relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection and an underweight allocation to the communication services sector weakened relative performance.
    The fund's overweight position and security selection within the information technology sector further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	19.34%	13.75%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	10.92%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	18.72%	14.19%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,924,028,881	Total Management Fee ($)#:	44,635,869
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%
Issuer country weightings
United Kingdom	25.5%
Japan	16.3%
France	16.1%
Switzerland	7.6%
United States	6.0%
Germany	5.1%
Ireland	4.3%
Canada	4.3%
Spain	4.0%
Other Countries	10.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKVR4-ANN

MFS® International Large Cap Value Fund
Class R6-MKVHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Large Cap Value Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$74	0.67%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended May 31, 2025, Class R6 shares of the MFS International Large Cap Value Fund (fund) provided a total return of 19.42%, at net asset value. This compares with a return of 13.33% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div). The fund's other benchmark, the MSCI EAFE (Europe, Australasia, Far East) Value Index (net div), generated a return of 18.72%.
  Global equity markets reached record levels during the period but fell back from those highs amid international trade friction in the early months of the second Trump term.  In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. A temporary truce was reached separately with China, though tensions remain high. President Trump faces legal challenges to some of his tariff authority but has other mechanisms at his disposal if the challenges are successful. Sectoral tariffs remain in place.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  In fixed income markets, global yields declined during the first quarter of the reporting period, then fluctuated within a narrow band for the remainder of the period as volatility persisted. Credit spreads declined throughout the reporting period, and remain near historical lows, despite a brief period of widening as tariff concerns took hold. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended the period near session lows after increasing around the US election and trade war.
  Top contributors to performance relative to the MSCI EAFE Value Index:
    Security selection within both the consumer discretionary and utilities sectors strengthened relative performance.
    An underweight position in the materials sector also benefited the fund's relative returns.
  Top detractors from performance relative to the MSCI EAFE Value Index:
    Security selection and an underweight allocation to the communication services sector weakened relative performance.
    The fund's overweight position and security selection within the information technology sector further weighed on relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 5/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	19.42%	13.77%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	13.33%	10.92%
MSCI EAFE (Europe, Australasia, Far East) Value Index (net div) ∆	18.72%	14.19%
*	For the period from the commencement of the class's investment operations, June 30, 2020 through May 31, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 5/31/25
Net Assets ($):	6,924,028,881	Total Management Fee ($)#:	44,635,869
Total Number of Holdings:	94	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
NatWest Group PLC	4.3%
Mitsubishi UFJ Financial Group, Inc.	3.7%
BNP Paribas S.A.	2.8%
Roche Holding AG	2.6%
UBS Group AG	2.3%
Willis Towers Watson PLC	2.1%
Barclays PLC	2.1%
National Grid PLC	2.0%
TotalEnergies SE	2.0%
Iberdrola S.A.	2.0%
Issuer country weightings
United Kingdom	25.5%
Japan	16.3%
France	16.1%
Switzerland	7.6%
United States	6.0%
Germany	5.1%
Ireland	4.3%
Canada	4.3%
Spain	4.0%
Other Countries	10.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MKVR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended May 31, 2025 and 2024, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees billed by Deloitte:		Audit Fees
	2025	2024

MFS Blended Research Growth Equity Fund	59,067	56,725
MFS Blended Research Mid Cap Equity Fund	57,943	55,627
MFS Blended Research Small Cap Equity Fund	57,250	54,950
MFS Blended Research Value Equity Fund	59,067	56,725
MFS International Diversification Fund	37,995	36,147
Total	271,322	260,174

Fees billed by E&Y:		Audit Fees
	2025	2024

MFS Aggressive Growth Allocation Fund	39,620	35,152
MFS Conservative Allocation Fund	39,620	35,152
MFS Emerging Markets Equity Fund	71,900	66,676
MFS Growth Allocation Fund	39,620	35,152
MFS International Growth Fund	72,046	66,818
MFS International Intrinsic Value Fund	72,046	66,818
MFS International Large Cap Value Fund	62,442	57,835
MFS Managed Wealth Fund	48,130	43,463
MFS Moderate Allocation Fund	39,620	35,152
Total	485,044	442,218

For the fiscal years ended May 31, 2025 and 2024, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024

To MFS Blended Research	0	0	0	0	0	0
Growth Equity Fund
To MFS Blended Research Mid	0	0	0	0	0	0
Cap Equity Fund
To MFS Blended Research	0	0	0	0	0	0
Small Cap Equity Fund
To MFS Blended Research	0	0	0	0	0	0
Value Equity Fund
To MFS International	0	0	0	0	0	0
Diversification Fund
Total fees billed by Deloitte	0	0	0	0	0	0
To above Funds:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024

To MFS and MFS Related
Entities of MFS Blended	0	0	0	0	452,513	0
Research Growth Equity Fund*
To MFS and MFS Related
Entities of MFS Blended	0	0	0	0	452,513	0
Research Mid Cap Equity
Fund *
To MFS and MFS Related
Entities of MFS Blended	0	0	0	0	452,513	0
Research Small Cap Equity
Fund *
To MFS and MFS Related
Entities of MFS Blended	0	0	0	0	452,513	0
Research Value Equity Fund*
To MFS and MFS Related
Entities of MFS International	0	0	0	0	452,513	0
Diversification Fund*

Fees billed by Deloitte:			Aggregate fees for non-audit services
			2025		2024

To MFS Blended Research Growth Equity			470,440		0
Fund, MFS and MFS Related Entities#
To MFS Blended Research Mid Cap Equity			470,440		0
Fund, MFS and MFS Related Entities#
To MFS Blended Research Small Cap Equity			470,440		0
Fund, MFS and MFS Related Entities#
To MFS Blended Research Value Equity			470,440		0
Fund, MFS and MFS Related Entities#
To MFS International Diversification Fund,			470,440		0
MFS and MFS Related Entities#

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2025	2024	2025	2024	2025	2024

To MFS Aggressive Growth	0	0	0	0	0	0
Allocation Fund
To MFS Conservative	0	0	0	0	0	0
Allocation Fund
To MFS Emerging Markets	0	0	652	644	0	0
Equity Fund
To MFS Growth Allocation	0	0	0	0	0	0
Fund
To MFS International Growth	0	0	652	644	0	0
Fund
To MFS International Intrinsic	0	0	652	644	0	0
Value Fund
To MFS International Large	0	0	652	644		0	0
Cap Value Fund
To MFS Managed Wealth	0	0	259	267		0	0
Fund
To MFS Moderate Allocation	0	0	0	0		0	0
Fund
Total fees billed by E&Y	0	0	2,865	2,845		0	0
To above Funds:

Fees billed by E&Y:		Audit-Related Fees1		Tax Fees2		All Other Fees4
		2025	2024	2025	2024	2025	2024

To MFS and MFS Related Entities of
MFS Aggressive Growth Allocation		0	0	0	0	3,600	3,600
Fund*
To MFS and MFS Related Entities of
MFS Conservative Allocation Fund*		0	0	0	0	3,600	3,600
To MFS and MFS Related Entities of
MFS Emerging Markets Equity Fund*		0	0	0	0	3,600	3,600
To MFS and MFS Related Entities of
MFS Growth Allocation Fund*		0	0	0	0	3,600	3,600
To MFS and MFS Related Entities of
MFS International Growth Fund*		0	0	0	0	3,600	3,600
To MFS and MFS Related Entities of
MFS International Intrinsic Value Fund*		0	0	0	0	3,600	3,600
To MFS and MFS Related Entities of
MFS International Large Cap Value		0	0	0	0	3,600	3,600
Fund*
To MFS and MFS Related Entities of
MFS Managed Wealth Fund*		0	0	0	0	3,600	3,600
To MFS and MFS Related Entities of
MFS Moderate Allocation Fund*		0	0	0	0	3,600	3,600

Fees billed by E&Y:			Aggregate fees for non-audit services
			2025			2024

To MFS Aggressive Growth Allocation Fund, MFS
and MFS Related Entities#			277,651			229,540
To MFS Conservative Allocation Fund, MFS and
MFS Related Entities#			277,651			229,540
To MFS Emerging Markets Equity Fund, MFS and
MFS Related Entities#			278,303			230,184
To MFS Growth Allocation Fund, MFS and MFS
Related Entities#			277,651			229,540
To MFS International Growth Fund, MFS and MFS
Related Entities#			278,303			230,184
To MFS International Intrinsic Value Fund, MFS
and MFS Related Entities#			278,303			230,184
To MFS International Large Cap Value Fund, MFS
and MFS Related Entities#			278,303			230,184
To MFS Managed Wealth Fund, MFS and MFS
Related Entities#			277,910			229,807
To MFS Moderate Allocation Fund, MFS and MFS
Related Entities#			277,651			229,540

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund
Portfolio of Investments
5/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Conservative Allocation Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 58.6%
MFS Emerging Markets Debt Fund - Class R6	6,137,784	$73,162,390
MFS Emerging Markets Debt Local Currency Fund - Class R6	13,094,325	73,590,106
MFS Global Opportunistic Bond Fund - Class R6	31,307,359	254,528,826
MFS Government Securities Fund - Class R6	40,105,470	342,500,711
MFS High Income Fund - Class R6	47,607,628	147,107,572
MFS Inflation-Adjusted Bond Fund - Class R6	39,426,980	361,151,142
MFS Limited Maturity Fund - Class R6	62,072,296	364,364,375
MFS Total Return Bond Fund - Class R6	55,629,051	525,138,240
		$2,141,543,362
International Stock Funds – 8.3%
MFS International Growth Fund - Class R6	1,208,044	$56,270,700
MFS International Intrinsic Value Fund - Class R6	1,358,035	56,874,494
MFS International Large Cap Value Fund - Class R6	3,673,933	57,607,267
MFS Research International Fund - Class R6	5,257,236	133,008,066
		$303,760,527
Non-Traditional Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	19,176,913	$70,379,270
MFS Global Real Estate Fund - Class R6	4,481,217	73,805,654
		$144,184,924
U.S. Stock Funds – 26.8%
MFS Growth Fund - Class R6	962,427	$196,816,369
MFS Mid Cap Growth Fund - Class R6	4,606,838	148,846,941
MFS Mid Cap Value Fund - Class R6	4,678,147	145,771,041
MFS New Discovery Fund - Class R6 (a)	1,201,801	36,630,885
MFS New Discovery Value Fund - Class R6	2,087,647	35,761,392
MFS Research Fund - Class R6	3,373,944	194,305,445
MFS Value Fund - Class R6	4,387,006	220,534,786
		$978,666,859
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 4.35% (v)	83,359,449	$83,359,449
Total Mutual Funds (Identified Cost, $2,974,777,057)		$3,651,515,121
Other Assets, Less Liabilities – 0.0%		625,046
Net Assets – 100.0%		$3,652,140,167
See Portfolio Footnotes and Notes to Financial Statements
AAFFS-ANN

Portfolio of Investments – continued
MFS Moderate Allocation Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 36.4%
MFS Emerging Markets Debt Fund - Class R6	15,261,963	$181,922,594
MFS Emerging Markets Debt Local Currency Fund - Class R6	22,266,313	125,136,677
MFS Global Opportunistic Bond Fund - Class R6	36,640,226	297,885,037
MFS Government Securities Fund - Class R6	65,517,170	559,516,634
MFS High Income Fund - Class R6	79,818,151	246,638,087
MFS Inflation-Adjusted Bond Fund - Class R6	45,231,500	414,320,538
MFS Total Return Bond Fund - Class R6	53,450,013	504,568,124
		$2,329,987,691
International Stock Funds – 13.8%
MFS Emerging Markets Equity Fund - Class R6	1,762,749	$67,231,245
MFS International Growth Fund - Class R6	2,903,495	135,244,798
MFS International Intrinsic Value Fund - Class R6	3,260,832	136,563,651
MFS International Large Cap Value Fund - Class R6	8,830,322	138,459,438
MFS International New Discovery Fund - Class R6	2,028,884	67,500,975
MFS Research International Fund - Class R6	13,483,436	341,130,928
		$886,131,035
Non-Traditional Funds – 6.0%
MFS Commodity Strategy Fund - Class R6	50,132,027	$183,984,541
MFS Global Real Estate Fund - Class R6	12,051,986	198,496,209
		$382,480,750
U.S. Stock Funds – 41.5%
MFS Growth Fund - Class R6	2,464,748	$504,041,073
MFS Mid Cap Growth Fund - Class R6	14,892,593	481,179,674
MFS Mid Cap Value Fund - Class R6	14,861,459	463,083,059
MFS New Discovery Fund - Class R6 (a)	3,345,741	101,978,187
MFS New Discovery Value Fund - Class R6	5,792,340	99,222,784
MFS Research Fund - Class R6	8,510,439	490,116,184
MFS Value Fund - Class R6	10,398,598	522,737,529
		$2,662,358,490
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 4.35% (v)	147,998,157	$147,998,157
Total Mutual Funds (Identified Cost, $4,482,841,531)		$6,408,956,123
Other Assets, Less Liabilities – 0.0%		1,849,976
Net Assets – 100.0%		$6,410,806,099
See Portfolio Footnotes and Notes to Financial Statements

AAFFS-ANN

Portfolio of Investments – continued
MFS Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 17.8%
MFS Emerging Markets Debt Fund - Class R6	14,940,722	$178,093,410
MFS Emerging Markets Debt Local Currency Fund - Class R6	21,800,285	122,517,600
MFS Global Opportunistic Bond Fund - Class R6	21,524,049	174,990,523
MFS High Income Fund - Class R6	78,130,507	241,423,266
MFS Inflation-Adjusted Bond Fund - Class R6	31,631,590	289,745,361
MFS Total Return Bond Fund - Class R6	15,391,438	145,295,173
		$1,152,065,333
International Stock Funds – 20.8%
MFS Emerging Markets Equity Fund - Class R6	3,485,094	$132,921,498
MFS International Growth Fund - Class R6	4,306,828	200,612,066
MFS International Intrinsic Value Fund - Class R6	4,840,743	202,730,315
MFS International Large Cap Value Fund - Class R6	13,096,152	205,347,669
MFS International New Discovery Fund - Class R6	4,010,493	133,429,083
MFS Research International Fund - Class R6	18,668,967	472,324,856
		$1,347,365,487
Non-Traditional Funds – 7.7%
MFS Commodity Strategy Fund - Class R6	65,535,502	$240,515,293
MFS Global Real Estate Fund - Class R6	15,916,254	262,140,708
		$502,656,001
U.S. Stock Funds – 51.9%
MFS Growth Fund - Class R6	3,111,539	$636,309,781
MFS Mid Cap Growth Fund - Class R6	18,955,485	612,451,726
MFS Mid Cap Value Fund - Class R6	18,941,217	590,208,304
MFS New Discovery Fund - Class R6 (a)	4,417,936	134,658,702
MFS New Discovery Value Fund - Class R6	7,651,824	131,075,750
MFS Research Fund - Class R6	10,752,976	619,263,870
MFS Value Fund - Class R6	12,865,755	646,761,497
		$3,370,729,630
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.35% (v)	114,443,206	$114,443,206
Total Mutual Funds (Identified Cost, $3,875,546,689)		$6,487,259,657
Other Assets, Less Liabilities – 0.0%		1,031,251
Net Assets – 100.0%		$6,488,290,908
See Portfolio Footnotes and Notes to Financial Statements
AAFFS-ANN

Portfolio of Investments – continued
MFS Aggressive Growth Allocation Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
International Stock Funds – 30.4%
MFS Emerging Markets Equity Fund - Class R6	2,252,496	$85,910,204
MFS International Growth Fund - Class R6	3,093,156	144,079,217
MFS International Intrinsic Value Fund - Class R6	3,478,361	145,673,754
MFS International Large Cap Value Fund - Class R6	9,399,382	147,382,308
MFS International New Discovery Fund - Class R6	3,458,390	115,060,641
MFS Research International Fund - Class R6	9,207,621	232,952,800
		$871,058,924
Non-Traditional Funds – 9.5%
MFS Commodity Strategy Fund - Class R6	35,333,132	$129,672,592
MFS Global Real Estate Fund - Class R6	8,585,327	141,400,341
		$271,072,933
U.S. Stock Funds – 58.8%
MFS Growth Fund - Class R6	1,628,625	$333,053,813
MFS Mid Cap Growth Fund - Class R6	9,062,201	292,799,705
MFS Mid Cap Value Fund - Class R6	9,065,458	282,479,689
MFS New Discovery Fund - Class R6 (a)	2,378,732	72,503,752
MFS New Discovery Value Fund - Class R6	4,130,668	70,758,347
MFS Research Fund - Class R6	5,144,410	296,266,565
MFS Value Fund - Class R6	6,624,360	333,006,577
		$1,680,868,448
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.35% (v)	37,745,956	$37,745,956
Total Mutual Funds (Identified Cost, $1,562,690,276)		$2,860,746,261
Other Assets, Less Liabilities – (0.0)%		(77,899)
Net Assets – 100.0%		$2,860,668,362
Portfolio Footnotes:
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Conservative Allocation Fund	$3,651,515,121
MFS Moderate Allocation Fund	6,408,956,123
MFS Growth Allocation Fund	6,487,259,657
MFS Aggressive Growth Allocation Fund	2,860,746,261
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements

AAFFS-ANN

Financial Statements
Statements of Assets and Liabilities
At 5/31/25
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments in affiliated issuers, at value (identified cost, $2,974,777,057, $4,482,841,531, $3,875,546,689, and $1,562,690,276, respectively)	$3,651,515,121	$6,408,956,123	$6,487,259,657	$2,860,746,261
Receivables for
Investments sold	607,221	3,408,924	3,221,280	1,412,877
Fund shares sold	3,177,646	6,806,946	4,321,369	2,478,199
Receivable from investment adviser	—	76,954	114,236	—
Other assets	4,706	7,856	7,811	3,755
Total assets	$3,655,304,694	$6,419,256,803	$6,494,924,353	$2,864,641,092
Liabilities
Payables for
Investments purchased	$—	$—	$95,940	$417,650
Fund shares reacquired	2,293,015	6,944,461	4,910,668	2,770,840
Payable to affiliates
Administrative services fee	142	142	142	142
Shareholder servicing costs	700,574	1,230,494	1,341,160	633,937
Distribution and service fees	71,356	134,540	135,859	59,816
Payable for independent Trustees' compensation	13	32	39	10
Accrued expenses and other liabilities	99,427	141,035	149,637	90,335
Total liabilities	$3,164,527	$8,450,704	$6,633,445	$3,972,730
Net assets	$3,652,140,167	$6,410,806,099	$6,488,290,908	$2,860,668,362
Net assets consist of
Paid-in capital	$3,000,544,134	$4,397,713,266	$3,708,275,789	$1,456,156,725
Total distributable earnings (loss)	651,596,033	2,013,092,833	2,780,015,119	1,404,511,637
Net assets	$3,652,140,167	$6,410,806,099	$6,488,290,908	$2,860,668,362

Statements of Assets and Liabilities – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$2,584,126,825	$5,024,224,691	$4,897,596,313	$1,753,392,368
Class B	5,633,454	13,651,844	17,740,361	9,133,579
Class C	184,123,410	291,162,998	336,993,073	233,039,763
Class I	362,950,833	387,346,112	380,010,953	259,570,313
Class R1	7,330,447	15,504,907	14,226,174	10,999,471
Class R2	31,969,206	77,807,303	92,112,139	45,375,530
Class R3	58,410,367	118,078,080	97,174,214	78,053,654
Class R4	299,267,927	172,596,234	217,163,925	142,373,944
Class R6	118,327,698	310,433,930	435,273,756	328,729,740
Total net assets	$3,652,140,167	$6,410,806,099	$6,488,290,908	$2,860,668,362
Shares of beneficial interest outstanding
Class A	154,372,174	251,933,216	194,779,114	56,194,676
Class B	337,371	694,183	704,075	296,630
Class C	11,205,616	14,992,484	13,708,699	7,743,743
Class I	21,413,959	19,046,853	14,904,426	8,124,548
Class R1	458,722	824,052	597,199	371,950
Class R2	1,983,221	4,022,020	3,775,922	1,494,653
Class R3	3,527,097	5,984,405	3,906,782	2,524,691
Class R4	17,856,473	8,664,247	8,637,537	4,537,799
Class R6	6,980,712	15,265,019	17,063,792	10,288,216
Total shares of beneficial interest outstanding	218,135,345	321,426,479	258,077,546	91,576,906
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$16.74	$19.94	$25.14	$31.20
Offering price per share (100 / 94.25 x net asset value per share)	$17.76	$21.16	$26.67	$33.10
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$16.70	$19.67	$25.20	$30.79
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$16.43	$19.42	$24.58	$30.09
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.95	$20.34	$25.50	$31.95
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$15.98	$18.82	$23.82	$29.57
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.12	$19.35	$24.39	$30.36
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.56	$19.73	$24.87	$30.92
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.76	$19.92	$25.14	$31.38

Statements of Assets and Liabilities – continued
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$16.95	$20.34	$25.51	$31.95
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Year ended 5/31/25
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from affiliated issuers	$124,027,997	$183,566,649	$151,019,501	$47,580,682
Other	930	1,527	1,487	668
Total investment income	$124,028,927	$183,568,176	$151,020,988	$47,581,350
Expenses
Distribution and service fees	$9,196,726	$17,067,456	$16,960,481	$7,321,033
Shareholder servicing costs	2,742,172	5,279,955	5,849,985	2,777,409
Administrative services fee	17,500	17,500	17,500	17,500
Independent Trustees' compensation	69,071	119,970	119,391	52,813
Custodian fee	74,776	112,027	102,647	51,179
Shareholder communications	149,253	278,396	355,362	171,759
Audit and tax fees	50,774	51,393	50,389	50,236
Legal fees	17,729	32,706	32,157	13,971
Miscellaneous	287,991	329,243	321,243	239,467
Total expenses	$12,605,992	$23,288,646	$23,809,155	$10,695,367
Reduction of expenses by investment adviser and distributor	(1,520)	(610,790)	(1,013,931)	(1,504)
Net expenses	$12,604,472	$22,677,856	$22,795,224	$10,693,863
Net investment income (loss)	$111,424,455	$160,890,320	$128,225,764	$36,887,487
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$36,240,665	$95,133,003	$79,346,095	$24,810,854
Capital gain distributions from affiliated issuers	84,624,909	223,121,243	293,492,970	156,177,051
Net realized gain (loss)	$120,865,574	$318,254,246	$372,839,065	$180,987,905
Change in unrealized appreciation or depreciation
Affiliated issuers	$22,874,201	$44,772,127	$63,401,629	$41,335,851
Net realized and unrealized gain (loss)	$143,739,775	$363,026,373	$436,240,694	$222,323,756
Change in net assets from operations	$255,164,230	$523,916,693	$564,466,458	$259,211,243
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended 5/31/25	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$111,424,455	$160,890,320	$128,225,764	$36,887,487
Net realized gain (loss)	120,865,574	318,254,246	372,839,065	180,987,905
Net unrealized gain (loss)	22,874,201	44,772,127	63,401,629	41,335,851
Change in net assets from operations	$255,164,230	$523,916,693	$564,466,458	$259,211,243
Total distributions to shareholders	$(244,424,555)	$(432,398,392)	$(372,077,446)	$(134,061,228)
Change in net assets from fund share transactions	$(118,385,306)	$(311,478,667)	$(246,522,002)	$(57,162,528)
Total change in net assets	$(107,645,631)	$(219,960,366)	$(54,132,990)	$67,987,487
Net assets
At beginning of period	3,759,785,798	6,630,766,465	6,542,423,898	2,792,680,875
At end of period	$3,652,140,167	$6,410,806,099	$6,488,290,908	$2,860,668,362
Year ended 5/31/24	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets
From operations
Net investment income (loss)	$106,143,998	$146,245,547	$110,108,706	$28,142,191
Net realized gain (loss)	101,888,874	223,756,418	188,487,204	83,264,396
Net unrealized gain (loss)	150,916,467	445,189,662	697,896,876	363,533,640
Change in net assets from operations	$358,949,339	$815,191,627	$996,492,786	$474,940,227
Total distributions to shareholders	$(128,744,928)	$(261,699,848)	$(223,743,119)	$(83,271,543)
Change in net assets from fund share transactions	$(270,743,007)	$(222,811,782)	$(164,837,632)	$(18,861,300)
Total change in net assets	$(40,538,596)	$330,679,997	$607,912,035	$372,807,384
Net assets
At beginning of period	3,800,324,394	6,300,086,468	5,934,511,863	2,419,873,491
At end of period	$3,759,785,798	$6,630,766,465	$6,542,423,898	$2,792,680,875
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS Conservative Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.71	$15.71	$16.53	$18.19	$15.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.50	$0.46	$0.42	$0.51	$0.26
Net realized and unrealized gain (loss)	0.66	1.10	(0.70)	(1.50)	2.43
Total from investment operations	$1.16	$1.56	$(0.28)	$(0.99)	$2.69
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.44)	$(0.42)	$(0.47)	$(0.27)
From net realized gain	(0.61)	(0.12)	(0.12)	(0.20)	(0.21)
Total distributions declared to shareholders	$(1.13)	$(0.56)	$(0.54)	$(0.67)	$(0.48)
Net asset value, end of period (x)	$16.74	$16.71	$15.71	$16.53	$18.19
Total return (%) (r)(s)(t)(x)	7.09	10.05	(1.61)	(5.80)	17.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.34	0.34	0.34	0.34	0.32
Expenses after expense reductions (h)	0.34	0.34	0.34	0.34	0.32
Net investment income (loss) (l)	2.98	2.82	2.67	2.83	1.51
Portfolio turnover rate	5	3	4	9	6
Net assets at end of period (000 omitted)	$2,584,127	$2,634,559	$2,605,100	$2,760,128	$2,471,451
	Year ended
Class B	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.65	$15.65	$16.44	$18.09	$15.89
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.34	$0.30	$0.36	$0.13
Net realized and unrealized gain (loss)	0.65	1.09	(0.69)	(1.49)	2.42
Total from investment operations	$1.03	$1.43	$(0.39)	$(1.13)	$2.55
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.31)	$(0.28)	$(0.32)	$(0.14)
From net realized gain	(0.61)	(0.12)	(0.12)	(0.20)	(0.21)
Total distributions declared to shareholders	$(0.98)	$(0.43)	$(0.40)	$(0.52)	$(0.35)
Net asset value, end of period (x)	$16.70	$16.65	$15.65	$16.44	$18.09
Total return (%) (r)(s)(t)(x)	6.30	9.18	(2.27)	(6.53)	16.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09	1.09	1.09	1.09	1.07
Expenses after expense reductions (h)	N/A	N/A	1.09	1.09	1.07
Net investment income (loss) (l)	2.26	2.09	1.93	2.02	0.79
Portfolio turnover rate	5	3	4	9	6
Net assets at end of period (000 omitted)	$5,633	$10,641	$17,274	$28,023	$45,913
See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Year ended
Class C	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.42	$15.44	$16.24	$17.88	$15.71
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.33	$0.30	$0.37	$0.14
Net realized and unrealized gain (loss)	0.64	1.09	(0.69)	(1.48)	2.38
Total from investment operations	$1.01	$1.42	$(0.39)	$(1.11)	$2.52
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.32)	$(0.29)	$(0.33)	$(0.14)
From net realized gain	(0.61)	(0.12)	(0.12)	(0.20)	(0.21)
Total distributions declared to shareholders	$(1.00)	$(0.44)	$(0.41)	$(0.53)	$(0.35)
Net asset value, end of period (x)	$16.43	$16.42	$15.44	$16.24	$17.88
Total return (%) (r)(s)(t)(x)	6.25	9.24	(2.31)	(6.50)	16.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09	1.09	1.09	1.09	1.07
Expenses after expense reductions (h)	1.09	N/A	1.09	1.09	1.07
Net investment income (loss) (l)	2.25	2.08	1.92	2.07	0.80
Portfolio turnover rate	5	3	4	9	6
Net assets at end of period (000 omitted)	$184,123	$230,461	$282,608	$392,290	$484,043
	Year ended
Class I	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.91	$15.89	$16.71	$18.38	$16.14
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.55	$0.50	$0.46	$0.55	$0.31
Net realized and unrealized gain (loss)	0.66	1.12	(0.71)	(1.51)	2.45
Total from investment operations	$1.21	$1.62	$(0.25)	$(0.96)	$2.76
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.48)	$(0.45)	$(0.51)	$(0.31)
From net realized gain	(0.61)	(0.12)	(0.12)	(0.20)	(0.21)
Total distributions declared to shareholders	$(1.17)	$(0.60)	$(0.57)	$(0.71)	$(0.52)
Net asset value, end of period (x)	$16.95	$16.91	$15.89	$16.71	$18.38
Total return (%) (r)(s)(t)(x)	7.33	10.34	(1.34)	(5.57)	17.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09	0.09	0.09	0.09	0.07
Expenses after expense reductions (h)	N/A	N/A	N/A	0.09	N/A
Net investment income (loss) (l)	3.23	3.07	2.91	3.06	1.79
Portfolio turnover rate	5	3	4	9	6
Net assets at end of period (000 omitted)	$362,951	$389,407	$400,796	$508,191	$519,688
See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Year ended
Class R1	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.00	$15.06	$15.87	$17.49	$15.38
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.32	$0.29	$0.35	$0.13
Net realized and unrealized gain (loss)	0.62	1.07	(0.68)	(1.44)	2.34
Total from investment operations	$0.98	$1.39	$(0.39)	$(1.09)	$2.47
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.33)	$(0.30)	$(0.33)	$(0.15)
From net realized gain	(0.61)	(0.12)	(0.12)	(0.20)	(0.21)
Total distributions declared to shareholders	$(1.00)	$(0.45)	$(0.42)	$(0.53)	$(0.36)
Net asset value, end of period (x)	$15.98	$16.00	$15.06	$15.87	$17.49
Total return (%) (r)(s)(t)(x)	6.26	9.28	(2.38)	(6.51)	16.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.09	1.09	1.09	1.09	1.07
Expenses after expense reductions (h)	N/A	N/A	N/A	1.09	N/A
Net investment income (loss) (l)	2.24	2.10	1.94	2.03	0.78
Portfolio turnover rate	5	3	4	9	6
Net assets at end of period (000 omitted)	$7,330	$8,754	$9,884	$11,188	$13,269
	Year ended
Class R2	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.13	$15.19	$15.99	$17.62	$15.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.40	$0.37	$0.44	$0.21
Net realized and unrealized gain (loss)	0.62	1.06	(0.67)	(1.45)	2.36
Total from investment operations	$1.07	$1.46	$(0.30)	$(1.01)	$2.57
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.40)	$(0.38)	$(0.42)	$(0.23)
From net realized gain	(0.61)	(0.12)	(0.12)	(0.20)	(0.21)
Total distributions declared to shareholders	$(1.08)	$(0.52)	$(0.50)	$(0.62)	$(0.44)
Net asset value, end of period (x)	$16.12	$16.13	$15.19	$15.99	$17.62
Total return (%) (r)(s)(t)(x)	6.83	9.73	(1.79)	(6.06)	16.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.59	0.59	0.59	0.59	0.57
Expenses after expense reductions (h)	N/A	N/A	N/A	0.59	N/A
Net investment income (loss) (l)	2.74	2.58	2.42	2.55	1.28
Portfolio turnover rate	5	3	4	9	6
Net assets at end of period (000 omitted)	$31,969	$39,250	$42,000	$48,041	$54,728
See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Year ended
Class R3	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.54	$15.56	$16.37	$18.02	$15.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.50	$0.45	$0.42	$0.51	$0.26
Net realized and unrealized gain (loss)	0.65	1.09	(0.70)	(1.50)	2.40
Total from investment operations	$1.15	$1.54	$(0.28)	$(0.99)	$2.66
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.44)	$(0.41)	$(0.46)	$(0.27)
From net realized gain	(0.61)	(0.12)	(0.12)	(0.20)	(0.21)
Total distributions declared to shareholders	$(1.13)	$(0.56)	$(0.53)	$(0.66)	$(0.48)
Net asset value, end of period (x)	$16.56	$16.54	$15.56	$16.37	$18.02
Total return (%) (r)(s)(t)(x)	7.10	10.01	(1.57)	(5.81)	16.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.34	0.34	0.34	0.34	0.32
Expenses after expense reductions (h)	0.34	0.34	N/A	0.34	N/A
Net investment income (loss) (l)	2.98	2.81	2.67	2.84	1.53
Portfolio turnover rate	5	3	4	9	6
Net assets at end of period (000 omitted)	$58,410	$67,619	$77,250	$91,528	$109,177
	Year ended
Class R4	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.73	$15.73	$16.55	$18.21	$15.99
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.50	$0.45	$0.54	$0.31
Net realized and unrealized gain (loss)	0.66	1.10	(0.69)	(1.49)	2.43
Total from investment operations	$1.20	$1.60	$(0.24)	$(0.95)	$2.74
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.48)	$(0.46)	$(0.51)	$(0.31)
From net realized gain	(0.61)	(0.12)	(0.12)	(0.20)	(0.21)
Total distributions declared to shareholders	$(1.17)	$(0.60)	$(0.58)	$(0.71)	$(0.52)
Net asset value, end of period (x)	$16.76	$16.73	$15.73	$16.55	$18.21
Total return (%) (r)(s)(t)(x)	7.35	10.32	(1.35)	(5.57)	17.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09	0.09	0.09	0.09	0.07
Expenses after expense reductions (h)	N/A	N/A	N/A	0.09	N/A
Net investment income (loss) (l)	3.21	3.07	2.89	3.00	1.77
Portfolio turnover rate	5	3	4	9	6
Net assets at end of period (000 omitted)	$299,268	$275,572	$279,463	$267,840	$269,196
See Notes to Financial Statements

Financial Highlights − continued
MFS Conservative Allocation Fund − continued
	Year ended
Class R6	5/31/25	5/31/24	5/31/23	5/31/22(i)
Net asset value, beginning of period	$16.91	$15.89	$16.71	$18.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.56	$0.51	$0.47	$0.16
Net realized and unrealized gain (loss)	0.66	1.12	(0.70)	(1.39)
Total from investment operations	$1.22	$1.63	$(0.23)	$(1.23)
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.49)	$(0.47)	$(0.40)
From net realized gain	(0.61)	(0.12)	(0.12)	(0.20)
Total distributions declared to shareholders	$(1.18)	$(0.61)	$(0.59)	$(0.60)
Net asset value, end of period (x)	$16.95	$16.91	$15.89	$16.71
Total return (%) (r)(s)(t)(x)	7.40	10.41	(1.27)	(6.95)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03	0.03	0.03	0.04(a)
Expenses after expense reductions (h)	N/A	N/A	N/A	0.03(a)
Net investment income (loss) (l)	3.29	3.14	2.95	1.44(a)
Portfolio turnover rate	5	3	4	9
Net assets at end of period (000 omitted)	$118,328	$103,522	$85,950	$66,370
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$19.69	$18.07	$19.22	$21.57	$18.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.43	$0.44	$0.63	$0.25
Net realized and unrealized gain (loss)	1.10	1.97	(0.85)	(1.79)	4.04
Total from investment operations	$1.59	$2.40	$(0.41)	$(1.16)	$4.29
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.42)	$(0.45)	$(0.61)	$(0.24)
From net realized gain	(0.84)	(0.36)	(0.29)	(0.58)	(0.50)
Total distributions declared to shareholders	$(1.34)	$(0.78)	$(0.74)	$(1.19)	$(0.74)
Net asset value, end of period (x)	$19.94	$19.69	$18.07	$19.22	$21.57
Total return (%) (r)(s)(t)(x)	8.30	13.48	(1.99)	(5.96)	24.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35	0.35	0.34	0.36	0.33
Expenses after expense reductions (h)	0.34	0.34	0.33	0.35	0.33
Net investment income (loss) (l)	2.45	2.28	2.44	2.99	1.23
Portfolio turnover rate	6	4	2	11	7
Net assets at end of period (000 omitted)	$5,024,225	$5,030,342	$4,676,731	$4,812,425	$4,687,031
	Year ended
Class B	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$19.42	$17.81	$18.93	$21.28	$17.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.28	$0.31	$0.46	$0.10
Net realized and unrealized gain (loss)	1.08	1.95	(0.84)	(1.76)	3.99
Total from investment operations	$1.42	$2.23	$(0.53)	$(1.30)	$4.09
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.26)	$(0.30)	$(0.47)	$(0.10)
From net realized gain	(0.84)	(0.36)	(0.29)	(0.58)	(0.50)
Total distributions declared to shareholders	$(1.17)	$(0.62)	$(0.59)	$(1.05)	$(0.60)
Net asset value, end of period (x)	$19.67	$19.42	$17.81	$18.93	$21.28
Total return (%) (r)(s)(t)(x)	7.48	12.67	(2.69)	(6.67)	23.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10	1.10	1.09	1.11	1.08
Expenses after expense reductions (h)	1.09	1.09	1.08	1.10	1.08
Net investment income (loss) (l)	1.75	1.53	1.71	2.20	0.50
Portfolio turnover rate	6	4	2	11	7
Net assets at end of period (000 omitted)	$13,652	$26,965	$43,399	$69,914	$116,059
See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Year ended
Class C	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$19.21	$17.64	$18.76	$21.10	$17.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.28	$0.30	$0.46	$0.10
Net realized and unrealized gain (loss)	1.07	1.92	(0.83)	(1.75)	3.95
Total from investment operations	$1.40	$2.20	$(0.53)	$(1.29)	$4.05
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.27)	$(0.30)	$(0.47)	$(0.10)
From net realized gain	(0.84)	(0.36)	(0.29)	(0.58)	(0.50)
Total distributions declared to shareholders	$(1.19)	$(0.63)	$(0.59)	$(1.05)	$(0.60)
Net asset value, end of period (x)	$19.42	$19.21	$17.64	$18.76	$21.10
Total return (%) (r)(s)(t)(x)	7.46	12.64	(2.67)	(6.66)	23.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10	1.10	1.09	1.11	1.08
Expenses after expense reductions (h)	1.09	1.09	1.08	1.10	1.08
Net investment income (loss) (l)	1.71	1.53	1.70	2.22	0.53
Portfolio turnover rate	6	4	2	11	7
Net assets at end of period (000 omitted)	$291,163	$357,049	$403,805	$537,508	$721,781
	Year ended
Class I	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$20.06	$18.39	$19.55	$21.91	$18.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.55	$0.49	$0.50	$0.70	$0.30
Net realized and unrealized gain (loss)	1.12	2.00	(0.88)	(1.82)	4.11
Total from investment operations	$1.67	$2.49	$(0.38)	$(1.12)	$4.41
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.46)	$(0.49)	$(0.66)	$(0.29)
From net realized gain	(0.84)	(0.36)	(0.29)	(0.58)	(0.50)
Total distributions declared to shareholders	$(1.39)	$(0.82)	$(0.78)	$(1.24)	$(0.79)
Net asset value, end of period (x)	$20.34	$20.06	$18.39	$19.55	$21.91
Total return (%) (r)(s)(t)(x)	8.57	13.79	(1.76)	(5.69)	24.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10	0.10	0.09	0.11	0.08
Expenses after expense reductions (h)	0.09	0.09	0.08	0.10	N/A
Net investment income (loss) (l)	2.70	2.53	2.69	3.26	1.50
Portfolio turnover rate	6	4	2	11	7
Net assets at end of period (000 omitted)	$387,346	$422,766	$416,670	$448,966	$476,798
See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Year ended
Class R1	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$18.65	$17.15	$18.27	$20.58	$17.23
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.28	$0.29	$0.45	$0.09
Net realized and unrealized gain (loss)	1.06	1.86	(0.81)	(1.70)	3.87
Total from investment operations	$1.37	$2.14	$(0.52)	$(1.25)	$3.96
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.28)	$(0.31)	$(0.48)	$(0.11)
From net realized gain	(0.84)	(0.36)	(0.29)	(0.58)	(0.50)
Total distributions declared to shareholders	$(1.20)	$(0.64)	$(0.60)	$(1.06)	$(0.61)
Net asset value, end of period (x)	$18.82	$18.65	$17.15	$18.27	$20.58
Total return (%) (r)(s)(t)(x)	7.50	12.65	(2.70)	(6.65)	23.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.10	1.10	1.09	1.11	1.08
Expenses after expense reductions (h)	1.09	1.09	1.08	1.10	N/A
Net investment income (loss) (l)	1.66	1.56	1.69	2.21	0.49
Portfolio turnover rate	6	4	2	11	7
Net assets at end of period (000 omitted)	$15,505	$18,754	$21,036	$25,035	$26,919
	Year ended
Class R2	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$19.14	$17.58	$18.72	$21.04	$17.59
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$0.37	$0.39	$0.56	$0.20
Net realized and unrealized gain (loss)	1.07	1.92	(0.84)	(1.74)	3.95
Total from investment operations	$1.50	$2.29	$(0.45)	$(1.18)	$4.15
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.37)	$(0.40)	$(0.56)	$(0.20)
From net realized gain	(0.84)	(0.36)	(0.29)	(0.58)	(0.50)
Total distributions declared to shareholders	$(1.29)	$(0.73)	$(0.69)	$(1.14)	$(0.70)
Net asset value, end of period (x)	$19.35	$19.14	$17.58	$18.72	$21.04
Total return (%) (r)(s)(t)(x)	8.06	13.22	(2.24)	(6.20)	23.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.60	0.60	0.59	0.61	0.58
Expenses after expense reductions (h)	0.59	0.59	0.58	0.60	0.58
Net investment income (loss) (l)	2.21	2.02	2.18	2.70	1.01
Portfolio turnover rate	6	4	2	11	7
Net assets at end of period (000 omitted)	$77,807	$86,169	$94,299	$107,117	$128,654
See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Year ended
Class R3	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$19.50	$17.90	$19.04	$21.38	$17.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.42	$0.44	$0.63	$0.25
Net realized and unrealized gain (loss)	1.08	1.96	(0.85)	(1.78)	4.01
Total from investment operations	$1.57	$2.38	$(0.41)	$(1.15)	$4.26
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.42)	$(0.44)	$(0.61)	$(0.24)
From net realized gain	(0.84)	(0.36)	(0.29)	(0.58)	(0.50)
Total distributions declared to shareholders	$(1.34)	$(0.78)	$(0.73)	$(1.19)	$(0.74)
Net asset value, end of period (x)	$19.73	$19.50	$17.90	$19.04	$21.38
Total return (%) (r)(s)(t)(x)	8.27	13.49	(1.96)	(5.97)	24.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.35	0.35	0.34	0.36	0.33
Expenses after expense reductions (h)	0.34	0.34	0.33	0.35	N/A
Net investment income (loss) (l)	2.48	2.27	2.44	2.97	1.24
Portfolio turnover rate	6	4	2	11	7
Net assets at end of period (000 omitted)	$118,078	$157,588	$163,134	$196,975	$250,644
	Year ended
Class R4	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$19.67	$18.05	$19.20	$21.55	$18.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.48	$0.49	$0.69	$0.30
Net realized and unrealized gain (loss)	1.10	1.96	(0.86)	(1.80)	4.04
Total from investment operations	$1.64	$2.44	$(0.37)	$(1.11)	$4.34
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.46)	$(0.49)	$(0.66)	$(0.29)
From net realized gain	(0.84)	(0.36)	(0.29)	(0.58)	(0.50)
Total distributions declared to shareholders	$(1.39)	$(0.82)	$(0.78)	$(1.24)	$(0.79)
Net asset value, end of period (x)	$19.92	$19.67	$18.05	$19.20	$21.55
Total return (%) (r)(s)(t)(x)	8.58	13.77	(1.74)	(5.74)	24.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10	0.10	0.09	0.11	0.08
Expenses after expense reductions (h)	0.09	0.09	0.08	0.10	N/A
Net investment income (loss) (l)	2.73	2.54	2.72	3.24	1.49
Portfolio turnover rate	6	4	2	11	7
Net assets at end of period (000 omitted)	$172,596	$226,037	$247,048	$296,478	$334,080
See Notes to Financial Statements

Financial Highlights − continued
MFS Moderate Allocation Fund − continued
	Year ended
Class R6	5/31/25	5/31/24	5/31/23	5/31/22(i)
Net asset value, beginning of period	$20.06	$18.39	$19.55	$22.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.57	$0.50	$0.51	$0.15
Net realized and unrealized gain (loss)	1.12	2.01	(0.88)	(1.67)
Total from investment operations	$1.69	$2.51	$(0.37)	$(1.52)
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.48)	$(0.50)	$(0.57)
From net realized gain	(0.84)	(0.36)	(0.29)	(0.58)
Total distributions declared to shareholders	$(1.41)	$(0.84)	$(0.79)	$(1.15)
Net asset value, end of period (x)	$20.34	$20.06	$18.39	$19.55
Total return (%) (r)(s)(t)(x)	8.64	13.87	(1.69)	(7.39)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.03	0.03	0.03	0.03(a)
Expenses after expense reductions (h)	0.02	0.02	0.02	0.02(a)
Net investment income (loss) (l)	2.78	2.60	2.74	1.12(a)
Portfolio turnover rate	6	4	2	11
Net assets at end of period (000 omitted)	$310,434	$305,097	$233,967	$207,850
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$24.45	$21.60	$23.06	$26.18	$20.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.41	$0.49	$0.83	$0.23
Net realized and unrealized gain (loss)	1.65	3.28	(0.99)	(2.10)	6.25
Total from investment operations	$2.14	$3.69	$(0.50)	$(1.27)	$6.48
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.39)	$(0.48)	$(0.83)	$(0.23)
From net realized gain	(0.95)	(0.45)	(0.48)	(1.02)	(0.64)
Total distributions declared to shareholders	$(1.45)	$(0.84)	$(0.96)	$(1.85)	$(0.87)
Net asset value, end of period (x)	$25.14	$24.45	$21.60	$23.06	$26.18
Total return (%) (r)(s)(t)(x)	8.98	17.32	(1.97)	(5.64)	31.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36	0.36	0.36	0.37	0.35
Expenses after expense reductions (h)	0.34	0.35	0.34	0.35	0.35
Net investment income (loss) (l)	1.96	1.77	2.25	3.24	0.96
Portfolio turnover rate	5	4	2	11	7
Net assets at end of period (000 omitted)	$4,897,596	$4,774,614	$4,249,189	$4,361,480	$4,279,764
	Year ended
Class B	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$24.42	$21.53	$22.92	$25.99	$20.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.23	$0.33	$0.63	$0.05
Net realized and unrealized gain (loss)	1.66	3.27	(0.98)	(2.10)	6.21
Total from investment operations	$1.97	$3.50	$(0.65)	$(1.47)	$6.26
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.16)	$(0.26)	$(0.58)	$(0.02)
From net realized gain	(0.95)	(0.45)	(0.48)	(1.02)	(0.64)
Total distributions declared to shareholders	$(1.19)	$(0.61)	$(0.74)	$(1.60)	$(0.66)
Net asset value, end of period (x)	$25.20	$24.42	$21.53	$22.92	$25.99
Total return (%) (r)(s)(t)(x)	8.21	16.42	(2.69)	(6.36)	30.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11	1.11	1.11	1.12	1.10
Expenses after expense reductions (h)	1.09	1.10	1.09	1.10	1.10
Net investment income (loss) (l)	1.24	1.02	1.52	2.46	0.23
Portfolio turnover rate	5	4	2	11	7
Net assets at end of period (000 omitted)	$17,740	$31,854	$46,181	$69,836	$109,514
See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Year ended
Class C	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$23.92	$21.14	$22.55	$25.63	$20.12
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.23	$0.32	$0.62	$0.06
Net realized and unrealized gain (loss)	1.61	3.21	(0.95)	(2.07)	6.12
Total from investment operations	$1.91	$3.44	$(0.63)	$(1.45)	$6.18
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.21)	$(0.30)	$(0.61)	$(0.03)
From net realized gain	(0.95)	(0.45)	(0.48)	(1.02)	(0.64)
Total distributions declared to shareholders	$(1.25)	$(0.66)	$(0.78)	$(1.63)	$(0.67)
Net asset value, end of period (x)	$24.58	$23.92	$21.14	$22.55	$25.63
Total return (%) (r)(s)(t)(x)	8.16	16.45	(2.67)	(6.39)	30.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11	1.11	1.11	1.12	1.10
Expenses after expense reductions (h)	1.09	1.10	1.09	1.10	1.10
Net investment income (loss) (l)	1.22	1.03	1.51	2.46	0.26
Portfolio turnover rate	5	4	2	11	7
Net assets at end of period (000 omitted)	$336,993	$383,396	$396,612	$490,305	$638,016
	Year ended
Class I	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$24.77	$21.87	$23.33	$26.47	$20.78
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.56	$0.48	$0.54	$0.91	$0.29
Net realized and unrealized gain (loss)	1.69	3.31	(0.98)	(2.13)	6.33
Total from investment operations	$2.25	$3.79	$(0.44)	$(1.22)	$6.62
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.44)	$(0.54)	$(0.90)	$(0.29)
From net realized gain	(0.95)	(0.45)	(0.48)	(1.02)	(0.64)
Total distributions declared to shareholders	$(1.52)	$(0.89)	$(1.02)	$(1.92)	$(0.93)
Net asset value, end of period (x)	$25.50	$24.77	$21.87	$23.33	$26.47
Total return (%) (r)(s)(t)(x)	9.29	17.60	(1.69)	(5.44)	32.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11	0.11	0.11	0.12	0.10
Expenses after expense reductions (h)	0.09	0.10	0.09	0.10	0.10
Net investment income (loss) (l)	2.21	2.04	2.47	3.50	1.23
Portfolio turnover rate	5	4	2	11	7
Net assets at end of period (000 omitted)	$380,011	$396,160	$421,284	$421,692	$434,119
See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Year ended
Class R1	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$23.22	$20.55	$21.97	$25.02	$19.69
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.23	$0.32	$0.62	$0.05
Net realized and unrealized gain (loss)	1.57	3.11	(0.94)	(2.02)	5.98
Total from investment operations	$1.85	$3.34	$(0.62)	$(1.40)	$6.03
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.22)	$(0.32)	$(0.63)	$(0.06)
From net realized gain	(0.95)	(0.45)	(0.48)	(1.02)	(0.64)
Total distributions declared to shareholders	$(1.25)	$(0.67)	$(0.80)	$(1.65)	$(0.70)
Net asset value, end of period (x)	$23.82	$23.22	$20.55	$21.97	$25.02
Total return (%) (r)(s)(t)(x)	8.16	16.46	(2.67)	(6.38)	30.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.11	1.11	1.11	1.12	1.10
Expenses after expense reductions (h)	1.09	1.10	1.09	1.10	1.10
Net investment income (loss) (l)	1.17	1.05	1.53	2.53	0.21
Portfolio turnover rate	5	4	2	11	7
Net assets at end of period (000 omitted)	$14,226	$16,321	$16,463	$18,598	$21,519
	Year ended
Class R2	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$23.76	$21.01	$22.44	$25.52	$20.06
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.34	$0.42	$0.75	$0.17
Net realized and unrealized gain (loss)	1.60	3.18	(0.95)	(2.05)	6.10
Total from investment operations	$2.02	$3.52	$(0.53)	$(1.30)	$6.27
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.32)	$(0.42)	$(0.76)	$(0.17)
From net realized gain	(0.95)	(0.45)	(0.48)	(1.02)	(0.64)
Total distributions declared to shareholders	$(1.39)	$(0.77)	$(0.90)	$(1.78)	$(0.81)
Net asset value, end of period (x)	$24.39	$23.76	$21.01	$22.44	$25.52
Total return (%) (r)(s)(t)(x)	8.69	17.00	(2.18)	(5.89)	31.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.61	0.61	0.61	0.62	0.60
Expenses after expense reductions (h)	0.59	0.60	0.59	0.60	0.60
Net investment income (loss) (l)	1.72	1.52	1.98	2.97	0.72
Portfolio turnover rate	5	4	2	11	7
Net assets at end of period (000 omitted)	$92,112	$101,107	$107,528	$122,694	$142,619
See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Year ended
Class R3	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$24.20	$21.38	$22.83	$25.93	$20.37
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.40	$0.49	$0.82	$0.23
Net realized and unrealized gain (loss)	1.63	3.25	(0.98)	(2.07)	6.20
Total from investment operations	$2.12	$3.65	$(0.49)	$(1.25)	$6.43
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.38)	$(0.48)	$(0.83)	$(0.23)
From net realized gain	(0.95)	(0.45)	(0.48)	(1.02)	(0.64)
Total distributions declared to shareholders	$(1.45)	$(0.83)	$(0.96)	$(1.85)	$(0.87)
Net asset value, end of period (x)	$24.87	$24.20	$21.38	$22.83	$25.93
Total return (%) (r)(s)(t)(x)	8.98	17.33	(1.97)	(5.64)	31.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.36	0.36	0.36	0.37	0.35
Expenses after expense reductions (h)	0.34	0.35	0.34	0.35	0.35
Net investment income (loss) (l)	1.97	1.76	2.26	3.22	0.98
Portfolio turnover rate	5	4	2	11	7
Net assets at end of period (000 omitted)	$97,174	$114,964	$115,250	$140,484	$170,541
	Year ended
Class R4	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$24.45	$21.60	$23.05	$26.17	$20.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.55	$0.47	$0.54	$0.91	$0.29
Net realized and unrealized gain (loss)	1.66	3.27	(0.97)	(2.11)	6.26
Total from investment operations	$2.21	$3.74	$(0.43)	$(1.20)	$6.55
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.44)	$(0.54)	$(0.90)	$(0.29)
From net realized gain	(0.95)	(0.45)	(0.48)	(1.02)	(0.64)
Total distributions declared to shareholders	$(1.52)	$(0.89)	$(1.02)	$(1.92)	$(0.93)
Net asset value, end of period (x)	$25.14	$24.45	$21.60	$23.05	$26.17
Total return (%) (r)(s)(t)(x)	9.25	17.59	(1.67)	(5.43)	32.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11	0.11	0.11	0.12	0.11
Expenses after expense reductions (h)	0.09	0.10	0.09	0.10	0.10
Net investment income (loss) (l)	2.21	2.03	2.51	3.52	1.23
Portfolio turnover rate	5	4	2	11	7
Net assets at end of period (000 omitted)	$217,164	$277,386	$307,903	$328,631	$360,879
See Notes to Financial Statements

Financial Highlights − continued
MFS Growth Allocation Fund − continued
	Year ended
Class R6	5/31/25	5/31/24	5/31/23	5/31/22(i)
Net asset value, beginning of period	$24.79	$21.88	$23.35	$27.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.58	$0.49	$0.56	$0.12
Net realized and unrealized gain (loss)	1.68	3.33	(0.99)	(1.87)
Total from investment operations	$2.26	$3.82	$(0.43)	$(1.75)
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.46)	$(0.56)	$(0.90)
From net realized gain	(0.95)	(0.45)	(0.48)	(1.02)
Total distributions declared to shareholders	$(1.54)	$(0.91)	$(1.04)	$(1.92)
Net asset value, end of period (x)	$25.51	$24.79	$21.88	$23.35
Total return (%) (r)(s)(t)(x)	9.33	17.73	(1.65)	(7.27)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.04	0.04	0.04	0.04(a)
Expenses after expense reductions (h)	0.02	0.02	0.02	0.02(a)
Net investment income (loss) (l)	2.30	2.08	2.55	0.75(a)
Portfolio turnover rate	5	4	2	11
Net assets at end of period (000 omitted)	$435,274	$446,621	$274,102	$228,326
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$29.90	$25.73	$27.39	$31.03	$23.23
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.30	$0.44	$0.92	$0.14
Net realized and unrealized gain (loss)	2.39	4.77	(1.02)	(2.46)	8.66
Total from investment operations	$2.79	$5.07	$(0.58)	$(1.54)	$8.80
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.27)	$(0.45)	$(0.94)	$(0.15)
From net realized gain	(1.07)	(0.63)	(0.63)	(1.16)	(0.85)
Total distributions declared to shareholders	$(1.49)	$(0.90)	$(1.08)	$(2.10)	$(1.00)
Net asset value, end of period (x)	$31.20	$29.90	$25.73	$27.39	$31.03
Total return (%) (r)(s)(t)(x)	9.52	19.97	(1.95)	(5.78)	38.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.38	0.38	0.39	0.39	0.40
Expenses after expense reductions (h)	0.38	0.38	0.38	0.38	0.38
Net investment income (loss) (l)	1.30	1.08	1.71	3.02	0.50
Portfolio turnover rate	5	4	4	13	7
Net assets at end of period (000 omitted)	$1,753,392	$1,662,799	$1,422,920	$1,424,073	$1,386,555
	Year ended
Class B	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$29.44	$25.31	$26.90	$30.47	$22.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.09	$0.25	$0.69	$(0.06)
Net realized and unrealized gain (loss)	2.36	4.69	(1.01)	(2.44)	8.50
Total from investment operations	$2.53	$4.78	$(0.76)	$(1.75)	$8.44
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.02)	$(0.20)	$(0.66)	$—
From net realized gain	(1.07)	(0.63)	(0.63)	(1.16)	(0.85)
Total distributions declared to shareholders	$(1.18)	$(0.65)	$(0.83)	$(1.82)	$(0.85)
Net asset value, end of period (x)	$30.79	$29.44	$25.31	$26.90	$30.47
Total return (%) (r)(s)(t)(x)	8.72	19.06	(2.68)	(6.48)	37.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.13	1.13	1.14	1.14	1.15
Expenses after expense reductions (h)	N/A	N/A	1.13	1.13	1.13
Net investment income (loss) (l)	0.56	0.33	0.98	2.27	(0.22)
Portfolio turnover rate	5	4	4	13	7
Net assets at end of period (000 omitted)	$9,134	$15,383	$19,808	$27,855	$40,147
See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Year ended
Class C	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$28.88	$24.88	$26.51	$30.09	$22.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.09	$0.24	$0.67	$(0.05)
Net realized and unrealized gain (loss)	2.30	4.62	(0.99)	(2.39)	8.38
Total from investment operations	$2.47	$4.71	$(0.75)	$(1.72)	$8.33
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.08)	$(0.25)	$(0.70)	$—
From net realized gain	(1.07)	(0.63)	(0.63)	(1.16)	(0.85)
Total distributions declared to shareholders	$(1.26)	$(0.71)	$(0.88)	$(1.86)	$(0.85)
Net asset value, end of period (x)	$30.09	$28.88	$24.88	$26.51	$30.09
Total return (%) (r)(s)(t)(x)	8.71	19.11	(2.70)	(6.47)	37.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.13	1.13	1.14	1.14	1.14
Expenses after expense reductions (h)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss) (l)	0.56	0.34	0.96	2.27	(0.20)
Portfolio turnover rate	5	4	4	13	7
Net assets at end of period (000 omitted)	$233,040	$237,741	$217,393	$232,876	$264,940
	Year ended
Class I	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$30.58	$26.28	$27.96	$31.62	$23.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48	$0.38	$0.51	$1.00	$0.22
Net realized and unrealized gain (loss)	2.46	4.89	(1.05)	(2.48)	8.80
Total from investment operations	$2.94	$5.27	$(0.54)	$(1.48)	$9.02
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.34)	$(0.51)	$(1.02)	$(0.20)
From net realized gain	(1.07)	(0.63)	(0.63)	(1.16)	(0.85)
Total distributions declared to shareholders	$(1.57)	$(0.97)	$(1.14)	$(2.18)	$(1.05)
Net asset value, end of period (x)	$31.95	$30.58	$26.28	$27.96	$31.62
Total return (%) (r)(s)(t)(x)	9.80	20.32	(1.74)	(5.52)	38.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.13	0.13	0.14	0.14	0.15
Expenses after expense reductions (h)	N/A	N/A	0.13	0.13	0.13
Net investment income (loss) (l)	1.54	1.34	1.95	3.22	0.78
Portfolio turnover rate	5	4	4	13	7
Net assets at end of period (000 omitted)	$259,570	$266,362	$238,896	$240,621	$241,144
See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Year ended
Class R1	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$28.33	$24.44	$26.07	$29.60	$22.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.10	$0.27	$0.69	$(0.06)
Net realized and unrealized gain (loss)	2.31	4.51	(1.01)	(2.37)	8.26
Total from investment operations	$2.43	$4.61	$(0.74)	$(1.68)	$8.20
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.09)	$(0.26)	$(0.69)	$—
From net realized gain	(1.07)	(0.63)	(0.63)	(1.16)	(0.85)
Total distributions declared to shareholders	$(1.19)	$(0.72)	$(0.89)	$(1.85)	$(0.85)
Net asset value, end of period (x)	$29.57	$28.33	$24.44	$26.07	$29.60
Total return (%) (r)(s)(t)(x)	8.72	19.08	(2.70)	(6.46)	37.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.13	1.13	1.14	1.14	1.14
Expenses after expense reductions (h)	N/A	N/A	1.13	1.13	1.13
Net investment income (loss) (l)	0.41	0.37	1.12	2.34	(0.24)
Portfolio turnover rate	5	4	4	13	7
Net assets at end of period (000 omitted)	$10,999	$14,166	$12,269	$15,536	$18,496
	Year ended
Class R2	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$29.12	$25.08	$26.71	$30.30	$22.71
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.23	$0.36	$0.83	$0.07
Net realized and unrealized gain (loss)	2.33	4.64	(0.99)	(2.40)	8.44
Total from investment operations	$2.65	$4.87	$(0.63)	$(1.57)	$8.51
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.20)	$(0.37)	$(0.86)	$(0.07)
From net realized gain	(1.07)	(0.63)	(0.63)	(1.16)	(0.85)
Total distributions declared to shareholders	$(1.41)	$(0.83)	$(1.00)	$(2.02)	$(0.92)
Net asset value, end of period (x)	$30.36	$29.12	$25.08	$26.71	$30.30
Total return (%) (r)(s)(t)(x)	9.28	19.66	(2.19)	(6.01)	37.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.63	0.63	0.64	0.64	0.65
Expenses after expense reductions (h)	N/A	N/A	0.63	0.63	0.63
Net investment income (loss) (l)	1.07	0.84	1.45	2.76	0.27
Portfolio turnover rate	5	4	4	13	7
Net assets at end of period (000 omitted)	$45,376	$50,476	$49,019	$55,975	$65,485
See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Year ended
Class R3	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$29.63	$25.50	$27.15	$30.76	$23.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.30	$0.44	$0.91	$0.15
Net realized and unrealized gain (loss)	2.40	4.73	(1.02)	(2.43)	8.56
Total from investment operations	$2.78	$5.03	$(0.58)	$(1.52)	$8.71
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.27)	$(0.44)	$(0.93)	$(0.14)
From net realized gain	(1.07)	(0.63)	(0.63)	(1.16)	(0.85)
Total distributions declared to shareholders	$(1.49)	$(0.90)	$(1.07)	$(2.09)	$(0.99)
Net asset value, end of period (x)	$30.92	$29.63	$25.50	$27.15	$30.76
Total return (%) (r)(s)(t)(x)	9.55	19.98	(1.98)	(5.75)	38.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.38	0.38	0.39	0.39	0.40
Expenses after expense reductions (h)	N/A	N/A	0.38	0.38	0.38
Net investment income (loss) (l)	1.25	1.08	1.71	3.00	0.54
Portfolio turnover rate	5	4	4	13	7
Net assets at end of period (000 omitted)	$78,054	$83,257	$77,815	$91,223	$105,120
	Year ended
Class R4	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$30.05	$25.85	$27.52	$31.15	$23.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48	$0.37	$0.52	$1.02	$0.21
Net realized and unrealized gain (loss)	2.42	4.80	(1.05)	(2.47)	8.67
Total from investment operations	$2.90	$5.17	$(0.53)	$(1.45)	$8.88
Less distributions declared to shareholders
From net investment income	$(0.50)	$(0.34)	$(0.51)	$(1.02)	$(0.20)
From net realized gain	(1.07)	(0.63)	(0.63)	(1.16)	(0.85)
Total distributions declared to shareholders	$(1.57)	$(0.97)	$(1.14)	$(2.18)	$(1.05)
Net asset value, end of period (x)	$31.38	$30.05	$25.85	$27.52	$31.15
Total return (%) (r)(s)(t)(x)	9.84	20.26	(1.73)	(5.51)	38.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.13	0.13	0.14	0.14	0.15
Expenses after expense reductions (h)	N/A	N/A	0.13	0.13	0.13
Net investment income (loss) (l)	1.55	1.34	2.00	3.31	0.77
Portfolio turnover rate	5	4	4	13	7
Net assets at end of period (000 omitted)	$142,374	$151,061	$167,605	$183,201	$200,635
See Notes to Financial Statements

Financial Highlights − continued
MFS Aggressive Growth Allocation Fund − continued
	Year ended
Class R6	5/31/25	5/31/24	5/31/23	5/31/22(i)
Net asset value, beginning of period	$30.58	$26.29	$27.97	$32.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.52	$0.40	$0.53	$0.01
Net realized and unrealized gain (loss)	2.45	4.88	(1.04)	(2.12)
Total from investment operations	$2.97	$5.28	$(0.51)	$(2.11)
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.36)	$(0.54)	$(1.04)
From net realized gain	(1.07)	(0.63)	(0.63)	(1.16)
Total distributions declared to shareholders	$(1.60)	$(0.99)	$(1.17)	$(2.20)
Net asset value, end of period (x)	$31.95	$30.58	$26.29	$27.97
Total return (%) (r)(s)(t)(x)	9.89	20.37	(1.64)	(7.35)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.05	0.05	0.05	0.08(a)
Expenses after expense reductions (h)	N/A	N/A	0.04	0.05(a)
Net investment income (loss) (l)	1.65	1.42	2.03	0.05(a)
Portfolio turnover rate	5	4	4	13
Net assets at end of period (000 omitted)	$328,730	$311,437	$214,147	$186,590
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For Class R6, the period is from the class inception, September 30, 2021, through the stated period end.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(1)  Business and Organization
MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each fund represents a single operating segment and the Chairman’s Committee of the funds' adviser acts as the segment’s CODM. Each fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within each fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Notes to Financial Statements  - continued
Under each fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,

Notes to Financial Statements  - continued
interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Financial Instruments
Investment Companies	$3,651,515,121	$—	$—	$3,651,515,121
MFS Moderate Allocation Fund
Financial Instruments
Investment Companies	$6,408,956,123	$—	$—	$6,408,956,123
MFS Growth Allocation Fund
Financial Instruments
Investment Companies	$6,487,259,657	$—	$—	$6,487,259,657
MFS Aggressive Growth Allocation Fund
Financial Instruments
Investment Companies	$2,860,746,261	$—	$—	$2,860,746,261
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Notes to Financial Statements  - continued
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
Year ended 5/31/25	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$119,221,725	$173,393,089	$148,322,381	$43,873,190
Long-term capital gains	125,202,830	259,005,303	223,755,065	90,188,038
Total distributions	$244,424,555	$432,398,392	$372,077,446	$134,061,228
Year ended 5/31/24	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$102,180,742	$148,678,366	$102,505,563	$25,002,015
Long-term capital gains	26,564,186	113,021,482	121,237,556	58,269,528
Total distributions	$128,744,928	$261,699,848	$223,743,119	$83,271,543
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/25	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$3,113,327,126	$4,658,119,003	$4,013,559,204	$1,603,172,865
Gross appreciation	700,787,736	1,994,449,940	2,581,648,751	1,269,844,370
Gross depreciation	(162,599,741)	(243,612,820)	(107,948,298)	(12,270,974)
Net unrealized appreciation (depreciation)	$538,187,995	$1,750,837,120	$2,473,700,453	$1,257,573,396
Undistributed ordinary income	16,015,104	21,142,205	20,775,298	1,076,382
Undistributed long-term capital gain	97,392,934	241,113,508	285,539,368	145,861,859
Total distributable earnings (loss)	$651,596,033	$2,013,092,833	$2,780,015,119	$1,404,511,637
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Year Ended 5/31/25	Year Ended 5/31/24	Year Ended 5/31/25	Year Ended 5/31/24	Year Ended 5/31/25	Year Ended 5/31/24	Year Ended 5/31/25	Year Ended 5/31/24
Class A	$173,610,804	$89,871,853	$332,680,004	$197,640,422	$276,235,793	$162,775,358	$81,027,423	$49,468,948
Class B	437,298	369,042	1,181,919	1,122,384	1,156,948	1,001,438	467,495	413,740
Class C	12,240,103	6,885,359	19,316,733	12,688,690	18,173,230	11,280,328	9,818,174	5,924,888
Class I	24,962,524	14,162,367	26,840,374	17,769,328	22,354,706	16,117,657	12,665,931	8,677,074
Class R1	523,339	279,109	976,822	710,602	779,624	504,043	436,843	368,981
Class R2	2,261,037	1,308,350	5,323,264	3,492,144	5,424,146	3,529,778	2,252,056	1,508,730
Class R3	4,284,937	2,421,813	9,217,877	6,389,272	6,164,688	3,992,894	3,667,987	2,573,233
Class R4	18,189,879	9,900,754	14,579,421	10,245,145	14,604,500	11,096,068	7,409,111	5,353,798
Class R6	7,914,634	3,546,281	22,281,978	11,641,861	27,183,811	13,445,555	16,316,208	8,982,151
Total	$244,424,555	$128,744,928	$432,398,392	$261,699,848	$372,077,446	$223,743,119	$134,061,228	$83,271,543
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the following funds’ operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed the following rates annually of these funds' average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	0.10%	0.10%	0.10%	0.13%
Class B	0.10%	0.10%	0.10%	0.13%
Class C	0.10%	0.10%	0.10%	0.13%
Class I	0.10%	0.10%	0.10%	0.13%
Class R1	0.10%	0.10%	0.10%	0.13%
Class R2	0.10%	0.10%	0.10%	0.13%
Class R3	0.10%	0.10%	0.10%	0.13%
Class R4	0.10%	0.10%	0.10%	0.13%
Class R6	0.03%	0.02%	0.02%	0.05%
These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until September 30, 2026. For the year ended May 31, 2025, these reductions amounted to $609,827 for the MFS Moderate Allocation Fund and $1,012,103 for the MFS Growth Allocation Fund. Each reduction is included in the reduction of total expenses in the Statements of Operations. For the year ended May 31, 2025, the actual operating expenses for the MFS Conservative Allocation Fund and the MFS Aggressive Growth Allocation Fund did not exceed the limits described above and therefore, the investment adviser did not pay any portion of these funds’ expenses related to this agreement.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended May 31, 2025, as its portion of the initial sales charge on sales of Class A shares of each fund:
MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$149,788	$407,397	$705,050	$408,812
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$6,602,055
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	12,655,484
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	12,147,160
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	4,270,062
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$80,696
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	210,497
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	257,774
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	126,776

Notes to Financial Statements  - continued
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$2,093,039
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	3,277,730
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	3,645,710
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	2,358,064
	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$85,562
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	169,725
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	157,171
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	124,724
	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$173,882
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	406,168
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	483,691
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	242,408
	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$161,492
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	347,852
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	268,975
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	198,999
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$9,196,726	$17,067,456	$16,960,481	$7,321,033
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended May 31, 2025, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$1,035	$884	$1,575	$1,431
Class B	—	6	3	—
Class C	484	73	247	73
Class R2	—	—	3	—
Class R3	1	—	—	—

Notes to Financial Statements  - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2025, were as follows:
CDSC Imposed	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$112,599	$190,138	$104,761	$48,345
Class B	4,539	4,453	3,004	1,740
Class C	11,592	39,556	51,838	43,868
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended May 31, 2025, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Expenses paid	$286,679	$722,914	$972,400	$514,954
Annual percentage of average daily net assets	0.0077%	0.0110%	0.0148%	0.0182%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$2,455,493	$4,557,041	$4,877,585	$2,262,455
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2025 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Percentage of average daily net assets	0.0005%	0.0003%	0.0003%	0.0006%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Fund	Date	Transaction	Class	Shares	Amount
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class A	3	$51
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class B	5	90
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class I	4	67
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class R1	3	54
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class R2	4	59
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class R3	4	63
MFS Conservative Allocation Fund	8/19/2024	Redemption	Class R4	2	29
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class A	4	74
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class B	5	110
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class I	4	85

Notes to Financial Statements  - continued
Fund	Date	Transaction	Class	Shares	Amount
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class R1	4	69
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class R2	4	74
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class R3	4	80
MFS Moderate Allocation Fund	8/19/2024	Redemption	Class R4	2	36
MFS Growth Allocation Fund	8/19/2024	Redemption	Class B	5	132
MFS Growth Allocation Fund	8/19/2024	Redemption	Class I	4	106
MFS Growth Allocation Fund	8/19/2024	Redemption	Class R1	4	85
MFS Growth Allocation Fund	8/19/2024	Redemption	Class R2	4	89
MFS Growth Allocation Fund	8/19/2024	Redemption	Class R3	4	100
MFS Growth Allocation Fund	8/19/2024	Redemption	Class R4	2	45
MFS Aggressive Growth Allocation Fund	7/10/2024	Redemption	Class B	5	150
MFS Aggressive Growth Allocation Fund	7/10/2024	Redemption	Class R4	2	51
MFS Aggressive Growth Allocation Fund	7/10/2024	Redemption	Class R6	2	74
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class C	4	120
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class I	4	120
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class R1	3	97
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class R2	3	100
MFS Aggressive Growth Allocation Fund	8/19/2024	Redemption	Class R3	4	113
(4)  Portfolio Securities
For the year ended May 31, 2025, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$170,614,760	$353,162,806	$325,675,178	$152,536,293
Sales	$510,479,619	$1,064,731,196	$932,039,675	$347,546,159
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Year ended 5/31/25		Year ended 5/31/24		Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	24,668,351	$ 417,007,678	28,653,866	$ 461,680,881	31,123,429	$ 621,026,990	38,488,685	$ 724,945,243
Class B	4,366	73,028	2,036	32,968	9,544	193,976	14,892	275,072
Class C	1,014,706	16,740,633	1,128,987	17,891,623	1,733,476	33,671,777	2,174,910	40,030,031
Class I	4,504,287	76,290,545	4,434,001	72,449,069	4,310,174	87,730,922	4,201,975	80,574,077
Class R1	67,262	1,088,125	102,856	1,591,718	79,868	1,504,879	101,321	1,806,636
Class R2	319,083	5,176,183	421,430	6,609,935	375,570	7,219,374	711,023	13,035,650
Class R3	612,624	10,197,244	658,105	10,520,309	750,703	14,825,055	1,437,785	26,924,426
Class R4	6,486,904	108,073,530	5,211,089	84,854,054	1,762,560	35,116,393	2,469,665	46,364,103
Class R6	2,436,707	41,589,155	2,388,355	38,891,841	3,147,039	63,903,868	4,260,214	81,413,430
	40,114,290	$676,236,121	43,000,725	$694,522,398	43,292,363	$865,193,234	53,860,470	$1,015,368,668

Notes to Financial Statements  - continued
	MFS Conservative Allocation Fund − continued				MFS Moderate Allocation Fund − continued
	Year ended 5/31/25		Year ended 5/31/24		Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	10,165,276	$ 168,017,641	5,374,506	$ 87,057,068	16,662,359	$ 324,924,623	10,184,600	$ 192,561,050
Class B	26,520	437,290	22,710	367,106	61,483	1,181,317	59,873	1,119,215
Class C	730,574	11,850,041	415,839	6,634,590	992,233	18,832,598	665,898	12,317,379
Class I	1,281,353	21,440,587	745,225	12,198,560	1,152,858	22,921,747	718,212	13,813,624
Class R1	33,162	523,339	17,940	279,109	53,050	976,822	39,539	710,602
Class R2	141,967	2,260,917	83,535	1,307,566	280,658	5,309,541	189,172	3,479,935
Class R3	261,653	4,278,256	151,137	2,421,813	477,689	9,217,877	341,416	6,389,272
Class R4	1,003,142	16,600,991	541,186	8,766,990	585,361	11,407,456	420,047	7,922,869
Class R6	464,922	7,775,177	214,240	3,508,220	1,118,392	22,237,388	604,281	11,627,315
	14,108,569	$233,184,239	7,566,318	$122,541,022	21,384,083	$417,009,369	13,223,038	$249,941,261
Shares reacquired
Class A	(38,132,712)	$ (642,036,450)	(42,165,659)	$ (679,410,705)	(51,278,470)	$(1,022,359,326)	(52,035,061)	$ (979,416,954)
Class B	(332,595)	(5,615,489)	(489,767)	(7,889,942)	(765,621)	(15,054,672)	(1,122,715)	(20,845,372)
Class C	(4,579,083)	(75,825,309)	(5,810,667)	(91,987,897)	(6,324,379)	(122,964,427)	(7,146,592)	(131,304,365)
Class I	(7,406,469)	(126,105,452)	(7,368,608)	(120,195,504)	(7,494,485)	(152,618,710)	(6,498,734)	(124,568,446)
Class R1	(188,988)	(3,016,114)	(229,590)	(3,555,455)	(314,508)	(6,047,636)	(361,813)	(6,435,169)
Class R2	(911,181)	(14,807,526)	(837,330)	(13,024,028)	(1,135,754)	(21,928,169)	(1,761,251)	(32,303,718)
Class R3	(1,434,683)	(23,802,812)	(1,686,619)	(26,858,947)	(3,326,462)	(65,357,579)	(2,811,459)	(52,336,764)
Class R4	(6,107,641)	(101,811,796)	(7,045,576)	(114,018,186)	(5,172,974)	(102,305,901)	(5,084,608)	(95,256,133)
Class R6	(2,044,243)	(34,784,718)	(1,888,179)	(30,865,763)	(4,211,910)	(85,044,850)	(2,375,075)	(45,654,790)
	(61,137,595)	$(1,027,805,666)	(67,521,995)	$(1,087,806,427)	(80,024,563)	$(1,593,681,270)	(79,197,308)	$(1,488,121,711)
Net change
Class A	(3,299,085)	$ (57,011,131)	(8,137,287)	$ (130,672,756)	(3,492,682)	$ (76,407,713)	(3,361,776)	$ (61,910,661)
Class B	(301,709)	(5,105,171)	(465,021)	(7,489,868)	(694,594)	(13,679,379)	(1,047,950)	(19,451,085)
Class C	(2,833,803)	(47,234,635)	(4,265,841)	(67,461,684)	(3,598,670)	(70,460,052)	(4,305,784)	(78,956,955)
Class I	(1,620,829)	(28,374,320)	(2,189,382)	(35,547,875)	(2,031,453)	(41,966,041)	(1,578,547)	(30,180,745)
Class R1	(88,564)	(1,404,650)	(108,794)	(1,684,628)	(181,590)	(3,565,935)	(220,953)	(3,917,931)
Class R2	(450,131)	(7,370,426)	(332,365)	(5,106,527)	(479,526)	(9,399,254)	(861,056)	(15,788,133)
Class R3	(560,406)	(9,327,312)	(877,377)	(13,916,825)	(2,098,070)	(41,314,647)	(1,032,258)	(19,023,066)
Class R4	1,382,405	22,862,725	(1,293,301)	(20,397,142)	(2,825,053)	(55,782,052)	(2,194,896)	(40,969,161)
Class R6	857,386	14,579,614	714,416	11,534,298	53,521	1,096,406	2,489,420	47,385,955
	(6,914,736)	$(118,385,306)	(16,954,952)	$(270,743,007)	(15,348,117)	$(311,478,667)	(12,113,800)	$(222,811,782)
	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Year ended 5/31/25		Year ended 5/31/24		Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	22,745,576	$ 566,550,595	26,373,321	$ 607,598,304	7,550,516	$ 230,743,445	8,337,637	$ 231,956,156
Class B	2,810	69,837	13,033	298,444	1,684	51,989	5,592	155,166
Class C	1,712,548	41,666,578	2,228,222	50,213,389	1,387,656	40,866,461	1,501,745	40,371,819
Class I	3,120,584	78,867,780	3,323,201	77,611,965	1,515,371	47,406,000	2,347,008	65,619,427
Class R1	60,941	1,443,345	78,399	1,712,219	37,264	1,078,216	55,524	1,449,531
Class R2	302,363	7,260,151	472,409	10,538,293	195,605	5,850,878	267,583	7,235,169
Class R3	371,428	9,154,658	758,566	17,401,361	337,720	10,252,484	499,068	13,772,733
Class R4	1,292,809	32,037,345	1,693,765	38,911,275	811,630	24,904,568	1,202,455	33,650,536
Class R6	3,417,592	86,748,437	6,378,653	148,826,066	1,785,619	55,930,915	2,764,571	78,389,580
	33,026,651	$823,798,726	41,319,569	$953,111,316	13,623,065	$417,084,956	16,981,183	$472,600,117

Notes to Financial Statements  - continued
	MFS Growth Allocation Fund − continued				MFS Aggressive Growth Allocation Fund − continued
	Year ended 5/31/25		Year ended 5/31/24		Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	11,143,012	$ 270,998,049	6,895,731	$ 159,566,952	2,631,906	$ 79,167,741	1,731,313	$ 48,338,271
Class B	47,308	1,156,693	42,943	995,840	15,694	467,382	14,971	413,044
Class C	751,150	17,914,916	489,783	11,122,968	331,947	9,662,988	215,414	5,829,111
Class I	813,962	20,056,028	625,767	14,655,458	354,071	10,894,753	262,919	7,501,074
Class R1	33,721	779,624	22,859	504,043	15,274	436,843	13,903	368,981
Class R2	229,327	5,416,697	156,620	3,525,506	76,862	2,252,056	55,407	1,508,730
Class R3	256,221	6,164,688	174,362	3,992,894	123,046	3,667,987	92,997	2,573,233
Class R4	496,181	12,052,230	396,749	9,168,874	204,148	6,169,344	164,820	4,621,554
Class R6	1,093,869	26,952,926	572,494	13,413,543	527,660	16,230,812	314,237	8,962,035
	14,864,751	$361,491,851	9,377,308	$216,946,078	4,280,608	$128,949,906	2,865,981	$80,116,033
Shares reacquired
Class A	(34,369,351)	$ (856,437,789)	(34,701,688)	$ (800,188,597)	(9,604,614)	$ (294,311,605)	(9,763,709)	$ (271,168,271)
Class B	(650,225)	(16,208,547)	(896,653)	(20,633,952)	(243,210)	(7,343,995)	(280,825)	(7,686,617)
Class C	(4,783,288)	(116,443,285)	(5,449,297)	(122,951,706)	(2,207,778)	(65,266,125)	(2,221,331)	(59,884,198)
Class I	(5,021,114)	(126,855,136)	(7,218,417)	(169,596,270)	(2,456,483)	(77,237,975)	(2,987,100)	(85,039,076)
Class R1	(200,387)	(4,824,423)	(199,314)	(4,359,554)	(180,609)	(5,363,736)	(71,429)	(1,896,741)
Class R2	(1,011,267)	(24,289,035)	(1,492,343)	(33,162,251)	(511,091)	(15,097,235)	(544,505)	(14,786,730)
Class R3	(1,471,352)	(36,156,946)	(1,572,046)	(35,662,874)	(746,056)	(22,943,905)	(833,881)	(22,948,365)
Class R4	(4,497,417)	(112,150,772)	(5,002,019)	(114,090,971)	(1,504,413)	(46,117,923)	(2,824,746)	(78,452,912)
Class R6	(5,466,476)	(138,446,646)	(1,457,895)	(34,248,851)	(2,209,709)	(69,514,891)	(1,040,500)	(29,714,540)
	(57,470,877)	$(1,431,812,579)	(57,989,672)	$(1,334,895,026)	(19,663,963)	$(603,197,390)	(20,568,026)	$(571,577,450)
Net change
Class A	(480,763)	$ (18,889,145)	(1,432,636)	$ (33,023,341)	577,808	$ 15,599,581	305,241	$ 9,126,156
Class B	(600,107)	(14,982,017)	(840,677)	(19,339,668)	(225,832)	(6,824,624)	(260,262)	(7,118,407)
Class C	(2,319,590)	(56,861,791)	(2,731,292)	(61,615,349)	(488,175)	(14,736,676)	(504,172)	(13,683,268)
Class I	(1,086,568)	(27,931,328)	(3,269,449)	(77,328,847)	(587,041)	(18,937,222)	(377,173)	(11,918,575)
Class R1	(105,725)	(2,601,454)	(98,056)	(2,143,292)	(128,071)	(3,848,677)	(2,002)	(78,229)
Class R2	(479,577)	(11,612,187)	(863,314)	(19,098,452)	(238,624)	(6,994,301)	(221,515)	(6,042,831)
Class R3	(843,703)	(20,837,600)	(639,118)	(14,268,619)	(285,290)	(9,023,434)	(241,816)	(6,602,399)
Class R4	(2,708,427)	(68,061,197)	(2,911,505)	(66,010,822)	(488,635)	(15,044,011)	(1,457,471)	(40,180,822)
Class R6	(955,015)	(24,745,283)	5,493,252	127,990,758	103,570	2,646,836	2,038,308	57,637,075
	(9,579,475)	$(246,522,002)	(7,292,795)	$(164,837,632)	(1,760,290)	$(57,162,528)	(720,862)	$(18,861,300)
Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of each fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund,

Notes to Financial Statements  - continued
based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2025, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$19,131	$31,930	$32,442	$13,652
Interest Expense	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended May 31, 2025:
	MFS Conservative Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$73,990,862	$8,830,147	$13,075,514	$(2,144,741)	$2,778,516	$70,379,270
MFS Emerging Markets Debt Fund	75,371,286	5,841,817	8,458,270	(1,727,891)	2,135,448	73,162,390
MFS Emerging Markets Debt Local Currency Fund	74,861,597	8,454,391	12,357,102	(1,785,092)	4,416,312	73,590,106
MFS Global Opportunistic Bond Fund	262,991,582	13,128,878	27,827,067	(4,376,479)	10,611,912	254,528,826
MFS Global Real Estate Fund	75,124,162	7,832,164	10,601,007	648,004	802,331	73,805,654
MFS Government Securities Fund	350,196,697	29,856,858	41,835,938	(7,620,423)	11,903,517	342,500,711
MFS Growth Fund	197,357,367	44,438,352	47,396,400	22,504,423	(20,087,373)	196,816,369
MFS High Income Fund	150,885,326	11,862,987	18,062,042	(1,756,510)	4,177,811	147,107,572
MFS Inflation-Adjusted Bond Fund	372,796,911	26,002,516	40,806,408	(9,428,134)	12,586,257	361,151,142
MFS Institutional Money Market Portfolio	112,019,102	133,217,942	161,868,875	1,962	(10,682)	83,359,449
MFS International Growth Fund	56,131,684	6,719,682	11,738,955	2,707,954	2,450,335	56,270,700
MFS International Intrinsic Value Fund	56,419,287	10,039,688	10,924,159	529,369	810,309	56,874,494
MFS International Large Cap Value Fund	56,626,723	6,373,594	11,658,842	418,835	5,846,957	57,607,267
MFS Limited Maturity Fund	376,334,575	23,323,505	42,964,999	(1,795,949)	9,467,243	364,364,375
MFS Mid Cap Growth Fund	147,334,621	25,176,586	30,614,736	13,397,520	(6,447,050)	148,846,941
MFS Mid Cap Value Fund	150,631,023	25,406,827	21,686,721	11,033,165	(19,613,253)	145,771,041
MFS New Discovery Fund	37,302,373	4,258,970	5,859,316	275,889	652,969	36,630,885
MFS New Discovery Value Fund	37,404,049	5,656,310	5,600,531	1,925,426	(3,623,862)	35,761,392
MFS Research Fund	196,638,720	32,107,668	34,560,681	13,718,827	(13,599,089)	194,305,445
MFS Research International Fund	132,087,128	10,819,811	19,864,966	3,715,614	6,250,479	133,008,066
MFS Total Return Bond Fund	538,861,608	40,612,917	61,947,907	(11,619,598)	19,231,220	525,138,240
MFS Value Fund	225,762,101	27,658,355	32,638,058	7,618,494	(7,866,106)	220,534,786
	$3,757,128,784	$507,619,965	$672,348,494	$36,240,665	$22,874,201	$3,651,515,121

Notes to Financial Statements  - continued
	MFS Conservative Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$2,512,338	$—
MFS Emerging Markets Debt Fund	5,043,804	—
MFS Emerging Markets Debt Local Currency Fund	4,157,152	—
MFS Global Opportunistic Bond Fund	8,774,570	—
MFS Global Real Estate Fund	1,841,423	—
MFS Government Securities Fund	13,996,751	—
MFS Growth Fund	293,997	21,731,856
MFS High Income Fund	9,618,101	—
MFS Inflation-Adjusted Bond Fund	15,790,012	—
MFS Institutional Money Market Portfolio	4,865,647	—
MFS International Growth Fund	906,035	2,374,603
MFS International Intrinsic Value Fund	1,242,564	5,155,985
MFS International Large Cap Value Fund	1,735,776	2,042,423
MFS Limited Maturity Fund	16,633,181	—
MFS Mid Cap Growth Fund	—	9,425,029
MFS Mid Cap Value Fund	2,619,051	11,482,273
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	1,037,020	1,198,641
MFS Research Fund	1,668,635	16,508,740
MFS Research International Fund	2,761,491	—
MFS Total Return Bond Fund	24,044,092	—
MFS Value Fund	4,486,357	14,705,359
	$124,027,997	$84,624,909

Notes to Financial Statements  - continued
	MFS Moderate Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$197,572,781	$16,692,869	$31,854,308	$(7,505,510)	$9,078,709	$183,984,541
MFS Emerging Markets Debt Fund	199,368,840	13,628,593	31,925,532	(7,516,621)	8,367,314	181,922,594
MFS Emerging Markets Debt Local Currency Fund	130,041,251	13,150,785	22,094,574	(6,551,087)	10,590,302	125,136,677
MFS Emerging Markets Equity Fund	65,807,407	5,238,459	13,173,474	(2,654,703)	12,013,556	67,231,245
MFS Global Opportunistic Bond Fund	327,673,852	15,440,601	52,935,652	(9,918,620)	17,624,856	297,885,037
MFS Global Real Estate Fund	196,953,022	19,119,458	22,035,282	946,093	3,512,918	198,496,209
MFS Government Securities Fund	608,321,325	54,825,026	111,440,275	(20,564,207)	28,374,765	559,516,634
MFS Growth Fund	487,286,045	110,568,677	109,355,304	55,188,925	(39,647,270)	504,041,073
MFS High Income Fund	265,322,603	17,243,398	39,723,703	(5,314,723)	9,110,512	246,638,087
MFS Inflation-Adjusted Bond Fund	454,038,276	34,014,740	77,475,189	(15,948,502)	19,691,213	414,320,538
MFS Institutional Money Market Portfolio	193,157,749	174,969,578	220,113,069	(4,234)	(11,867)	147,998,157
MFS International Growth Fund	133,968,013	13,984,842	25,195,892	6,259,127	6,228,708	135,244,798
MFS International Intrinsic Value Fund	134,711,990	21,539,638	22,991,501	1,073,769	2,229,755	136,563,651
MFS International Large Cap Value Fund	135,227,456	13,800,271	25,595,079	690,126	14,336,664	138,459,438
MFS International New Discovery Fund	66,473,913	7,130,339	8,412,948	125,314	2,184,357	67,500,975
MFS Mid Cap Growth Fund	458,490,265	77,127,269	83,487,900	38,468,190	(9,418,150)	481,179,674
MFS Mid Cap Value Fund	470,472,589	77,535,698	62,312,357	32,336,621	(54,949,492)	463,083,059
MFS New Discovery Fund	98,597,220	13,024,549	14,260,786	(1,136,568)	5,753,772	101,978,187
MFS New Discovery Value Fund	99,674,785	17,856,931	15,619,342	3,954,725	(6,644,315)	99,222,784
MFS Research Fund	483,162,574	83,042,762	82,256,890	31,795,155	(25,627,417)	490,116,184
MFS Research International Fund	337,102,824	23,164,632	44,775,260	8,593,241	17,045,491	341,130,928
MFS Total Return Bond Fund	549,143,576	47,550,980	99,900,290	(19,493,465)	27,267,323	504,568,124
MFS Value Fund	535,003,267	55,673,540	67,909,658	12,309,957	(12,339,577)	522,737,529
	$6,627,571,623	$926,323,635	$1,284,844,265	$95,133,003	$44,772,127	$6,408,956,123

Notes to Financial Statements  - continued
	MFS Moderate Allocation Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$6,730,487	$—
MFS Emerging Markets Debt Fund	13,316,013	—
MFS Emerging Markets Debt Local Currency Fund	7,306,911	—
MFS Emerging Markets Equity Fund	1,725,153	—
MFS Global Opportunistic Bond Fund	10,966,815	—
MFS Global Real Estate Fund	4,950,370	—
MFS Government Securities Fund	24,529,411	—
MFS Growth Fund	728,161	53,381,897
MFS High Income Fund	16,922,322	—
MFS Inflation-Adjusted Bond Fund	19,515,226	—
MFS Institutional Money Market Portfolio	8,496,640	—
MFS International Growth Fund	2,149,689	5,634,065
MFS International Intrinsic Value Fund	2,949,405	12,238,470
MFS International Large Cap Value Fund	4,119,953	4,847,800
MFS International New Discovery Fund	1,796,485	2,876,632
MFS Mid Cap Growth Fund	—	29,345,566
MFS Mid Cap Value Fund	8,209,509	35,991,605
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	2,786,365	3,219,491
MFS Research Fund	4,101,204	40,575,509
MFS Research International Fund	7,024,927	—
MFS Total Return Bond Fund	24,634,991	—
MFS Value Fund	10,606,612	35,010,208
	$183,566,649	$223,121,243

Notes to Financial Statements  - continued
	MFS Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$260,264,533	$24,876,521	$46,410,869	$(12,658,306)	$14,443,414	$240,515,293
MFS Emerging Markets Debt Fund	196,491,441	14,991,801	34,055,286	(8,308,019)	8,973,473	178,093,410
MFS Emerging Markets Debt Local Currency Fund	126,637,435	14,761,789	22,719,740	(7,993,772)	11,831,888	122,517,600
MFS Emerging Markets Equity Fund	129,885,501	8,183,635	23,233,172	(3,478,807)	21,564,341	132,921,498
MFS Global Opportunistic Bond Fund	192,174,290	12,614,807	34,260,992	(7,517,288)	11,979,706	174,990,523
MFS Global Real Estate Fund	255,483,882	22,511,772	20,655,240	1,003,757	3,796,537	262,140,708
MFS Growth Fund	613,829,066	122,654,960	115,156,151	56,952,977	(41,971,071)	636,309,781
MFS High Income Fund	260,316,834	17,673,916	40,019,192	(5,753,871)	9,205,579	241,423,266
MFS Inflation-Adjusted Bond Fund	314,835,948	31,618,707	59,324,616	(12,452,406)	15,067,728	289,745,361
MFS Institutional Money Market Portfolio	141,147,812	159,042,179	185,734,947	(4,155)	(7,683)	114,443,206
MFS International Growth Fund	197,928,651	18,942,019	33,999,241	5,779,956	11,960,681	200,612,066
MFS International Intrinsic Value Fund	199,701,572	31,474,541	32,449,034	665,573	3,337,663	202,730,315
MFS International Large Cap Value Fund	200,352,106	20,803,281	37,509,436	504,430	21,197,288	205,347,669
MFS International New Discovery Fund	131,105,243	15,747,026	17,532,071	(1,771,561)	5,880,446	133,429,083
MFS Mid Cap Growth Fund	578,329,871	82,322,063	80,872,712	22,006,331	10,666,173	612,451,726
MFS Mid Cap Value Fund	597,229,966	87,175,092	62,987,492	34,611,439	(65,820,701)	590,208,304
MFS New Discovery Fund	128,876,894	13,710,900	13,233,669	(2,188,278)	7,492,855	134,658,702
MFS New Discovery Value Fund	130,884,164	20,903,466	16,542,572	2,417,212	(6,586,520)	131,075,750
MFS Research Fund	607,809,024	89,141,490	81,853,601	11,606,992	(7,440,035)	619,263,870
MFS Research International Fund	465,645,197	30,813,777	58,146,091	5,221,405	28,790,568	472,324,856
MFS Total Return Bond Fund	150,456,270	24,622,395	31,853,027	(4,679,276)	6,748,811	145,295,173
MFS Value Fund	660,138,515	58,176,203	69,225,471	5,381,762	(7,709,512)	646,761,497
	$6,539,524,215	$922,762,340	$1,117,774,622	$79,346,095	$63,401,629	$6,487,259,657

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$8,968,013	$—
MFS Emerging Markets Debt Fund	13,223,132	—
MFS Emerging Markets Debt Local Currency Fund	7,223,046	—
MFS Emerging Markets Equity Fund	3,464,755	—
MFS Global Opportunistic Bond Fund	6,511,058	—
MFS Global Real Estate Fund	6,595,078	—
MFS Growth Fund	939,204	68,999,666
MFS High Income Fund	16,779,276	—
MFS Inflation-Adjusted Bond Fund	13,731,125	—
MFS Institutional Money Market Portfolio	6,467,488	—
MFS International Growth Fund	3,248,075	8,512,796
MFS International Intrinsic Value Fund	4,452,625	18,476,040
MFS International Large Cap Value Fund	6,188,459	7,281,736
MFS International New Discovery Fund	3,600,634	5,765,538
MFS Mid Cap Growth Fund	—	38,199,667
MFS Mid Cap Value Fund	10,554,833	46,273,813
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	3,712,897	4,294,219
MFS Research Fund	5,257,349	52,013,904
MFS Research International Fund	9,872,847	—
MFS Total Return Bond Fund	7,020,504	—
MFS Value Fund	13,209,103	43,675,591
	$151,019,501	$293,492,970

Notes to Financial Statements  - continued
	MFS Aggressive Growth Allocation Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$138,085,071	$17,280,400	$26,541,335	$(9,916,628)	$10,765,084	$129,672,592
MFS Emerging Markets Equity Fund	82,659,664	5,522,245	13,497,924	(2,417,699)	13,643,918	85,910,204
MFS Global Real Estate Fund	137,259,260	12,890,524	10,975,447	221,049	2,004,955	141,400,341
MFS Growth Fund	315,995,797	61,931,567	51,097,005	24,988,140	(18,764,686)	333,053,813
MFS Institutional Money Market Portfolio	40,659,061	71,524,078	74,433,507	(1,416)	(2,260)	37,745,956
MFS International Growth Fund	140,236,074	13,805,109	22,067,150	899,961	11,205,223	144,079,217
MFS International Intrinsic Value Fund	140,927,041	24,173,825	21,793,546	(665,397)	3,031,831	145,673,754
MFS International Large Cap Value Fund	141,398,691	16,269,431	25,291,100	(263,232)	15,268,518	147,382,308
MFS International New Discovery Fund	111,416,603	14,732,436	14,227,736	(3,005,090)	6,144,428	115,060,641
MFS Mid Cap Growth Fund	273,856,861	37,275,800	32,867,942	3,846,354	10,688,632	292,799,705
MFS Mid Cap Value Fund	281,504,724	41,441,673	24,486,470	6,521,875	(22,502,113)	282,479,689
MFS New Discovery Fund	68,626,102	7,991,466	6,726,248	(1,047,273)	3,659,705	72,503,752
MFS New Discovery Value Fund	69,617,915	11,646,247	7,990,975	955,635	(3,470,475)	70,758,347
MFS Research Fund	286,479,893	38,082,407	29,074,539	3,922,432	(3,143,628)	296,266,565
MFS Research International Fund	225,772,320	17,179,919	25,917,240	(227,987)	16,145,788	232,952,800
MFS Value Fund	336,281,302	34,055,716	34,991,502	1,000,130	(3,339,069)	333,006,577
	$2,790,776,379	$425,802,843	$421,979,666	$24,810,854	$41,335,851	$2,860,746,261

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$4,857,925	$—
MFS Emerging Markets Equity Fund	2,252,275	—
MFS Global Real Estate Fund	3,565,473	—
MFS Growth Fund	485,462	36,190,382
MFS Institutional Money Market Portfolio	2,015,261	—
MFS International Growth Fund	2,335,818	6,121,884
MFS International Intrinsic Value Fund	3,200,589	13,280,755
MFS International Large Cap Value Fund	4,462,694	5,251,090
MFS International New Discovery Fund	3,111,872	4,982,904
MFS Mid Cap Growth Fund	—	18,236,945
MFS Mid Cap Value Fund	5,070,550	22,229,973
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	2,002,935	2,319,567
MFS Research Fund	2,515,591	24,888,145
MFS Research International Fund	4,871,104	—
MFS Value Fund	6,833,133	22,675,406
	$47,580,682	$156,177,051

Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (collectively referred to as the “Funds”) (four of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolios of investments, as of May 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting MFS Series Trust X) at May 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2025

Federal Tax Information (unaudited)
The funds will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The funds designate the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The funds below designated the following amounts as capital gain dividends paid during the fiscal year:
Capital Gains
MFS Conservative Allocation Fund	$154,493,000
MFS Moderate Allocation Fund	323,225,000
MFS Growth Allocation Fund	284,223,000
MFS Aggressive Growth Allocation Fund	114,905,000
For corporate shareholders, the percentages of the ordinary income dividends paid during the prior calendar year that qualify for the corporate dividends received deduction are as follows:
Dividends Received Deductions
MFS Conservative Allocation Fund	7.66%
MFS Moderate Allocation Fund	13.67%
MFS Growth Allocation Fund	20.25%
MFS Aggressive Growth Allocation Fund	34.18%
The funds designate the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The funds intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund. See the Statements of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Blended Research Mid Cap Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments − 5/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 2.3%
Amentum Holdings, Inc. (a)	3,826	$ 79,045
Leidos Holdings, Inc.	135,581	20,136,490
Standard Aero, Inc. (a)	69,251	2,031,132
Textron, Inc.	175,584	12,998,484
		$35,245,151
Airlines – 1.4%
SkyWest, Inc. (a)	96,758	$ 9,816,099
United Airlines Holdings, Inc. (a)	147,322	11,703,996
		$21,520,095
Alcoholic Beverages – 0.1%
Molson Coors Beverage Co.	19,206	$ 1,029,250
Apparel Manufacturers – 1.6%
Columbia Sportswear Co.	17,890	$ 1,141,024
PVH Corp.	65,291	5,469,427
VF Corp.	1,351,581	16,840,700
		$23,451,151
Automotive – 1.6%
Aptiv PLC (a)	322,571	$ 21,550,969
Visteon Corp. (a)	27,452	2,317,635
		$23,868,604
Biotechnology – 2.0%
Biogen, Inc. (a)	57,098	$ 7,410,749
Exelixis, Inc. (a)	359,736	15,483,038
Illumina, Inc. (a)	90,993	7,483,264
		$30,377,051
Broadcasting – 2.5%
Omnicom Group, Inc.	187,995	$ 13,806,353
Spotify Technology S.A. (a)	35,987	23,936,393
		$37,742,746
Brokerage & Asset Managers – 1.3%
Raymond James Financial, Inc.	130,267	$ 19,146,644
Business Services – 5.2%
Constellium SE (a)	203,361	$ 2,468,803
Dropbox, Inc. (a)	358,461	10,345,184
GoDaddy, Inc. (a)	119,268	21,724,666
Hims & Hers Health, Inc. (a)	91,742	5,188,927
TriNet Group, Inc.	118,452	9,856,391
Verisk Analytics, Inc., “A”	82,877	26,034,981
BMSFS-ANN
1

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
WNS (Holdings) Ltd. (a)	33,495	$ 1,942,375
		$77,561,327
Chemicals – 2.1%
Avient Corp.	416,244	$ 15,038,896
Eastman Chemical Co.	220,726	17,298,296
		$32,337,192
Computer Software – 7.7%
ACI Worldwide, Inc. (a)	90,367	$ 4,180,378
AppLovin Corp. (a)	48,449	19,040,457
BILL Holdings, Inc. (a)	64,727	2,827,275
Datadog, Inc., “A” (a)	158,039	18,629,637
Guidewire Software, Inc. (a)	100,139	21,531,888
Okta, Inc. (a)	138,158	14,253,761
Palantir Technologies, Inc. (a)	65,131	8,582,963
Pegasystems, Inc.	47,212	4,633,858
Tyler Technologies, Inc. (a)	5,958	3,437,706
VeriSign, Inc.	27,904	7,603,003
Zoom Communications, Inc. (a)	129,301	10,505,706
		$115,226,632
Computer Software - Systems – 0.9%
Avnet, Inc.	29,952	$ 1,497,900
Q2 Holdings, Inc. (a)	47,601	4,166,039
Zebra Technologies Corp., “A” (a)	25,807	7,478,094
		$13,142,033
Construction – 4.9%
Builders FirstSource, Inc. (a)	152,809	$ 16,454,473
Essex Property Trust, Inc., REIT	34,110	9,683,829
GMS, Inc. (a)	45,928	3,478,127
Masco Corp.	280,535	17,510,995
Mohawk Industries, Inc. (a)	160,989	16,197,103
Stanley Black & Decker, Inc.	161,430	10,562,365
		$73,886,892
Consumer Products – 0.7%
Newell Brands, Inc.	2,121,345	$ 11,243,128
Consumer Services – 0.6%
Expedia Group, Inc.	49,875	$ 8,316,656
Grand Canyon Education, Inc. (a)	5,929	1,173,023
		$9,489,679
Containers – 0.1%
Owens Corning	11,148	$ 1,493,275
Electrical Equipment – 1.9%
AMETEK, Inc.	47,534	$ 8,496,227
Amphenol Corp., “A”	224,223	20,164,375
		$28,660,602
2

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 1.3%
Advanced Energy Industries, Inc.	6,470	$ 742,626
Amkor Technology, Inc.	298,591	5,380,610
Cirrus Logic, Inc. (a)	50,149	4,932,656
Formfactor, Inc. (a)	15,429	460,556
Monolithic Power Systems, Inc.	11,830	7,830,277
		$19,346,725
Energy - Independent – 3.1%
Antero Resources Corp. (a)	202,784	$ 7,594,261
Expand Energy Corp.	32,972	3,829,038
Phillips 66	156,126	17,717,178
Valero Energy Corp.	136,872	17,652,382
		$46,792,859
Energy - Integrated – 0.8%
National Gas Fuel Co.	138,896	$ 11,464,476
Engineering - Construction – 0.5%
Jacobs Solutions, Inc.	64,639	$ 8,163,906
Food & Beverages – 2.7%
Coca-Cola Consolidated, Inc.	29,766	$ 3,412,672
General Mills, Inc.	393,371	21,344,310
Ingredion, Inc.	110,723	15,403,784
		$40,160,766
Forest & Paper Products – 0.6%
Boise Cascade Corp.	4,961	$ 431,012
International Paper Co.	63,417	3,031,967
Sylvamo Corp.	77,129	4,085,523
UFP Industries, Inc.	18,102	1,766,031
		$9,314,533
Gaming & Lodging – 0.2%
Carnival Corp. (a)	119,070	$ 2,764,805
DraftKings, Inc. (a)	23,278	835,215
		$3,600,020
Health Maintenance Organizations – 0.8%
Humana, Inc.	51,060	$ 11,903,618
Insurance – 9.3%
Ameriprise Financial, Inc.	57,811	$ 29,439,674
Assurant, Inc.	5,491	1,114,563
AXIS Capital Holdings Ltd.	17,238	1,789,304
Brighthouse Financial, Inc. (a)	78,436	4,691,257
Corebridge Financial, Inc.	733,845	23,930,686
Equitable Holdings, Inc.	136,533	7,218,500
Everest Group Ltd.	53,756	18,663,546
Hanover Insurance Group, Inc.	11,386	2,003,708
Hartford Insurance Group, Inc.	181,419	23,555,443
Jackson Financial, Inc.	118,285	9,688,724
Kemper Corp.	35,412	2,256,807
3

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Lincoln National Corp.	55,565	$ 1,841,424
Principal Financial Group, Inc.	87,647	6,826,825
Reinsurance Group of America, Inc.	11,366	2,310,594
Voya Financial, Inc.	61,693	4,103,818
		$139,434,873
Internet – 0.2%
Pinterest, Inc. (a)	80,771	$ 2,512,786
Leisure & Toys – 1.7%
Roblox Corp., “A” (a)	300,386	$ 26,127,574
Machinery & Tools – 4.6%
Albany International Corp.	17,215	$ 1,137,395
CNH Industrial N.V.	1,888,276	23,622,333
Flowserve Corp.	167,401	8,354,984
Mueller Industries, Inc.	104,011	8,099,336
Mueller Water Products, Inc.	34,179	838,411
Pentair PLC	8,224	815,656
Wabtec Corp.	131,487	26,602,450
		$69,470,565
Medical & Health Technology & Services – 4.7%
IQVIA Holdings, Inc. (a)	87,690	$ 12,305,538
McKesson Corp.	12,775	9,191,740
Option Care Health, Inc. (a)	37,647	1,230,304
Universal Health Services, Inc.	109,808	20,901,953
Veeva Systems, Inc. (a)	94,488	26,428,293
Ventas, Inc., REIT	10,900	700,652
		$70,758,480
Medical Equipment – 1.1%
DexCom, Inc. (a)	46,564	$ 3,995,191
Envista Holdings Corp. (a)	596,832	10,904,121
Lantheus Holdings, Inc. (a)	25,805	1,949,826
		$16,849,138
Natural Gas - Distribution – 0.2%
UGI Corp.	96,485	$ 3,479,249
Natural Gas - Pipeline – 0.1%
Cheniere Energy, Inc.	3,984	$ 944,168
Oil Services – 1.6%
NOV, Inc.	32,798	$ 393,576
TechnipFMC PLC	768,485	23,938,308
		$24,331,884
Other Banks & Diversified Financials – 7.4%
M&T Bank Corp.	95,177	$ 17,383,127
Northern Trust Corp.	199,049	21,246,490
Popular, Inc.	222,711	23,057,270
SLM Corp.	272,610	8,824,386
4

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Synchrony Financial	390,395	$ 22,506,272
Texas Capital Bancshares, Inc. (a)	253,783	18,193,703
		$111,211,248
Pharmaceuticals – 1.2%
Incyte Corp. (a)	161,897	$ 10,533,019
Organon & Co.	847,234	7,811,497
		$18,344,516
Printing & Publishing – 0.9%
Lamar Advertising Co., REIT	111,809	$ 13,477,457
Real Estate – 4.4%
Broadstone Net Lease, Inc., REIT	214,761	$ 3,416,847
CareTrust REIT, Inc.	284,802	8,190,906
CBRE Group, Inc., “A” (a)	68,185	8,524,489
Essential Properties Realty Trust, REIT	235,428	7,651,410
Jones Lang LaSalle, Inc. (a)	75,765	16,872,865
Simon Property Group, Inc., REIT	39,442	6,431,807
W.P. Carey, Inc., REIT	247,657	15,542,953
		$66,631,277
Real Estate - Office – 1.9%
Cousins Properties, Inc., REIT	347,330	$ 9,749,553
Douglas Emmett, Inc., REIT	32,000	455,360
Highwoods Properties, Inc., REIT	635,619	18,877,884
		$29,082,797
Restaurants – 3.4%
Aramark	551,450	$ 22,333,725
Brinker International, Inc. (a)	17,716	3,058,313
Performance Food Group Co. (a)	36,039	3,227,653
Texas Roadhouse, Inc.	62,761	12,251,575
U.S. Foods Holding Corp. (a)	126,118	9,978,456
		$50,849,722
Specialty Chemicals – 1.7%
Corteva, Inc.	79,732	$ 5,645,026
RPM International, Inc.	168,663	19,200,596
		$24,845,622
Specialty Stores – 2.1%
Bath & Body Works, Inc.	124,831	$ 3,510,248
Gap, Inc.	195,235	4,355,693
O'Reilly Automotive, Inc. (a)	16,900	23,110,750
		$30,976,691
Utilities - Electric Power – 5.6%
Ameren Corp.	69,403	$ 6,723,763
DTE Energy Co.	6,767	924,710
Edison International	342,341	19,051,277
Entergy Corp.	157,269	13,097,362
NRG Energy, Inc.	197,521	30,793,524
5

MFS Blended Research Mid Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
PPL Corp.	325,742	$ 11,319,534
Vistra Corp.	14,091	2,262,592
		$84,172,762
Total Common Stocks (Identified Cost, $1,359,206,526)		$1,489,669,164
Mutual Funds (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $11,469,886)	11,469,886	$ 11,469,886
Other Assets, Less Liabilities – 0.2%		3,465,952
Net Assets – 100.0%		$1,504,605,002
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,469,886 and $1,489,669,164, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Blended Research Mid Cap Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,359,206,526)	$1,489,669,164
Investments in affiliated issuers, at value (identified cost, $11,469,886)	11,469,886
Cash	7,780
Receivables for
Fund shares sold	3,876,135
Interest and dividends	1,447,097
Other assets	1,322
Total assets	$1,506,471,384
Liabilities
Payables for
Investments purchased	$77,295
Fund shares reacquired	1,500,414
Payable to affiliates
Investment adviser	6,325
Administrative services fee	1,651
Shareholder servicing costs	186,453
Distribution and service fees	1,978
Payable for independent Trustees' compensation	11
Accrued expenses and other liabilities	92,255
Total liabilities	$1,866,382
Net assets	$1,504,605,002
Net assets consist of
Paid-in capital	$1,353,544,670
Total distributable earnings (loss)	151,060,332
Net assets	$1,504,605,002
Shares of beneficial interest outstanding	105,967,938
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$67,840,008	4,761,682	$14.25
Class B	138,616	9,921	13.97
Class C	5,174,982	371,691	13.92
Class I	622,849,675	43,952,171	14.17
Class R1	181,550	12,950	14.02
Class R2	600,238	42,615	14.09
Class R3	6,581,860	465,760	14.13
Class R4	1,384,077	97,425	14.21
Class R6	799,853,996	56,253,723	14.22
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.12 [100 / 94.25 x $14.25]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
7

MFS Blended Research Mid Cap Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$14,697,702
Dividends from affiliated issuers	473,110
Income on securities loaned	112,785
Other	68,227
Foreign taxes withheld	(149,257)
Total investment income	$15,202,567
Expenses
Management fee	$4,868,726
Distribution and service fees	203,260
Shareholder servicing costs	473,833
Administrative services fee	143,838
Independent Trustees' compensation	19,677
Custodian fee	69,012
Shareholder communications	42,531
Audit and tax fees	70,940
Legal fees	4,287
Miscellaneous	256,086
Total expenses	$6,152,190
Fees paid indirectly	(38)
Reduction of expenses by investment adviser and distributor	(731,449)
Net expenses	$5,420,703
Net investment income (loss)	$9,781,864
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$56,982,165
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$7,170,653
Affiliated issuers	(737)
Net unrealized gain (loss)	$7,169,916
Net realized and unrealized gain (loss)	$64,152,081
Change in net assets from operations	$73,933,945
See Notes to Financial Statements
8

MFS Blended Research Mid Cap Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/25	5/31/24
Change in net assets
From operations
Net investment income (loss)	$9,781,864	$6,774,870
Net realized gain (loss)	56,982,165	58,146,347
Net unrealized gain (loss)	7,169,916	93,951,176
Change in net assets from operations	$73,933,945	$158,872,393
Total distributions to shareholders	$(88,821,477)	$(13,586,306)
Change in net assets from fund share transactions	$820,158,753	$69,104,258
Total change in net assets	$805,271,221	$214,390,345
Net assets
At beginning of period	699,333,781	484,943,436
At end of period	$1,504,605,002	$699,333,781
See Notes to Financial Statements
9

MFS Blended Research Mid Cap Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.57	$11.31	$12.38	$15.36	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.11	$0.11	$0.07	$0.08
Net realized and unrealized gain (loss)	1.09	3.42	(0.62)	(0.05)(g)	4.68
Total from investment operations	$1.20	$3.53	$(0.51)	$0.02	$4.76
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.11)	$(0.11)	$—	$(0.10)
From net realized gain	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$(1.52)	$(0.27)	$(0.56)	$(3.00)	$(0.10)
Net asset value, end of period (x)	$14.25	$14.57	$11.31	$12.38	$15.36
Total return (%) (r)(s)(t)(x)	7.74	31.49	(4.30)	(1.00)	44.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	0.93	0.94	0.94	0.92
Expenses after expense reductions (f)	0.84	0.84	0.84	0.84	0.84
Net investment income (loss)	0.72	0.88	0.96	0.45	0.58
Portfolio turnover rate	58	75	67	89	103
Net assets at end of period (000 omitted)	$67,840	$42,546	$32,605	$19,061	$133,584
Class B	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.33	$11.12	$12.17	$15.26	$10.64
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.02	$0.02	$(0.01)	$(0.02)
Net realized and unrealized gain (loss)	1.06	3.36	(0.61)	(0.08)	4.65
Total from investment operations	$1.06	$3.38	$(0.59)	$(0.09)	$4.63
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.01)	$(0.00)(w)	$(0.01)
From net realized gain	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$(1.42)	$(0.17)	$(0.46)	$(3.00)	$(0.01)
Net asset value, end of period (x)	$13.97	$14.33	$11.12	$12.17	$15.26
Total return (%) (r)(s)(t)(x)	6.87	30.58	(5.01)	(1.78)	43.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	1.68	1.69	1.70	1.67
Expenses after expense reductions (f)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	(0.00)(w)	0.12	0.20	(0.05)	(0.16)
Portfolio turnover rate	58	75	67	89	103
Net assets at end of period (000 omitted)	$139	$219	$197	$236	$126

See Notes to Financial Statements
10

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class C	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.29	$11.09	$12.16	$15.25	$10.64
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.02	$0.03	$0.01	$(0.02)
Net realized and unrealized gain (loss)	1.05	3.35	(0.62)	(0.09)	4.64
Total from investment operations	$1.05	$3.37	$(0.59)	$(0.08)	$4.62
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$(0.03)	$(0.01)	$(0.01)
From net realized gain	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$(1.42)	$(0.17)	$(0.48)	$(3.01)	$(0.01)
Net asset value, end of period (x)	$13.92	$14.29	$11.09	$12.16	$15.25
Total return (%) (r)(s)(t)(x)	6.82	30.59	(4.98)	(1.74)	43.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	1.68	1.69	1.70	1.66
Expenses after expense reductions (f)	1.59	1.59	1.59	1.59	1.59
Net investment income (loss)	(0.02)	0.12	0.23	0.11	(0.16)
Portfolio turnover rate	58	75	67	89	103
Net assets at end of period (000 omitted)	$5,175	$4,168	$4,180	$3,161	$350
Class I	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.50	$11.25	$12.31	$15.38	$10.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.15	$0.14	$0.15	$0.11
Net realized and unrealized gain (loss)	1.08	3.40	(0.62)	(0.08)	4.68
Total from investment operations	$1.22	$3.55	$(0.48)	$0.07	$4.79
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.14)	$(0.13)	$(0.14)	$(0.12)
From net realized gain	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$(1.55)	$(0.30)	$(0.58)	$(3.14)	$(0.12)
Net asset value, end of period (x)	$14.17	$14.50	$11.25	$12.31	$15.38
Total return (%) (r)(s)(t)(x)	7.93	31.91	(4.07)	(0.73)	44.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	0.68	0.69	0.71	0.67
Expenses after expense reductions (f)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	0.97	1.14	1.22	1.07	0.84
Portfolio turnover rate	58	75	67	89	103
Net assets at end of period (000 omitted)	$622,850	$190,406	$119,155	$108,560	$5,410

See Notes to Financial Statements
11

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.32	$11.13	$12.18	$15.26	$10.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.02	$0.02	$(0.01)	$(0.02)
Net realized and unrealized gain (loss)	1.07	3.36	(0.61)	(0.07)	4.64
Total from investment operations	$1.14	$3.38	$(0.59)	$(0.08)	$4.62
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.03)	$(0.01)	$—	$(0.01)
From net realized gain	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$(1.44)	$(0.19)	$(0.46)	$(3.00)	$(0.01)
Net asset value, end of period (x)	$14.02	$14.32	$11.13	$12.18	$15.26
Total return (%) (r)(s)(t)(x)	7.44	30.52	(5.00)	(1.72)	43.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	1.68	1.69	1.70	1.67
Expenses after expense reductions (f)	1.08	1.59	1.59	1.59	1.59
Net investment income (loss)	0.49	0.13	0.20	(0.08)	(0.16)
Portfolio turnover rate	58	75	67	89	103
Net assets at end of period (000 omitted)	$182	$167	$132	$136	$142
Class R2	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.42	$11.20	$12.26	$15.33	$10.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.08	$0.08	$0.06	$0.04
Net realized and unrealized gain (loss)	1.08	3.39	(0.62)	(0.07)	4.68
Total from investment operations	$1.15	$3.47	$(0.54)	$(0.01)	$4.72
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.09)	$(0.07)	$(0.06)	$(0.09)
From net realized gain	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$(1.48)	$(0.25)	$(0.52)	$(3.06)	$(0.09)
Net asset value, end of period (x)	$14.09	$14.42	$11.20	$12.26	$15.33
Total return (%) (r)(s)(t)(x)	7.46	31.24	(4.52)	(1.27)	44.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	1.18	1.19	1.20	1.17
Expenses after expense reductions (f)	1.09	1.09	1.09	1.09	1.09
Net investment income (loss)	0.47	0.63	0.73	0.42	0.30
Portfolio turnover rate	58	75	67	89	103
Net assets at end of period (000 omitted)	$600	$549	$416	$292	$253

See Notes to Financial Statements
12

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.47	$11.23	$12.30	$15.36	$10.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.11	$0.11	$0.10	$0.08
Net realized and unrealized gain (loss)	1.09	3.40	(0.62)	(0.07)	4.68
Total from investment operations	$1.19	$3.51	$(0.51)	$0.03	$4.76
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.11)	$(0.11)	$(0.09)	$(0.11)
From net realized gain	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$(1.53)	$(0.27)	$(0.56)	$(3.09)	$(0.11)
Net asset value, end of period (x)	$14.13	$14.47	$11.23	$12.30	$15.36
Total return (%) (r)(s)(t)(x)	7.70	31.54	(4.33)	(0.94)	44.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	0.93	0.94	0.95	0.92
Expenses after expense reductions (f)	0.84	0.84	0.84	0.82	0.82
Net investment income (loss)	0.72	0.88	0.92	0.74	0.62
Portfolio turnover rate	58	75	67	89	103
Net assets at end of period (000 omitted)	$6,582	$3,632	$1,051	$1,947	$1,422
Class R4	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.53	$11.27	$12.33	$15.39	$10.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.15	$0.14	$0.13	$0.11
Net realized and unrealized gain (loss)	1.09	3.41	(0.62)	(0.06)	4.69
Total from investment operations	$1.23	$3.56	$(0.48)	$0.07	$4.80
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.14)	$(0.13)	$(0.13)	$(0.13)
From net realized gain	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$(1.55)	$(0.30)	$(0.58)	$(3.13)	$(0.13)
Net asset value, end of period (x)	$14.21	$14.53	$11.27	$12.33	$15.39
Total return (%) (r)(s)(t)(x)	7.97	31.93	(4.08)	(0.71)	44.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	0.68	0.69	0.70	0.67
Expenses after expense reductions (f)	0.59	0.59	0.59	0.59	0.59
Net investment income (loss)	0.98	1.14	1.20	0.92	0.84
Portfolio turnover rate	58	75	67	89	103
Net assets at end of period (000 omitted)	$1,384	$1,161	$854	$934	$953

See Notes to Financial Statements
13

MFS Blended Research Mid Cap Equity Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.54	$11.28	$12.34	$15.40	$10.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.16	$0.15	$0.15	$0.12
Net realized and unrealized gain (loss)	1.09	3.41	(0.62)	(0.07)	4.69
Total from investment operations	$1.25	$3.57	$(0.47)	$0.08	$4.81
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.15)	$(0.14)	$(0.14)	$(0.14)
From net realized gain	(1.42)	(0.16)	(0.45)	(3.00)	(0.00)(w)
Total distributions declared to shareholders	$(1.57)	$(0.31)	$(0.59)	$(3.14)	$(0.14)
Net asset value, end of period (x)	$14.22	$14.54	$11.28	$12.34	$15.40
Total return (%) (r)(s)(t)(x)	8.06	32.03	(3.97)	(0.60)	45.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	0.58	0.59	0.59	0.58
Expenses after expense reductions (f)	0.49	0.49	0.49	0.48	0.51
Net investment income (loss)	1.07	1.24	1.30	1.04	0.94
Portfolio turnover rate	58	75	67	89	103
Net assets at end of period (000 omitted)	$799,854	$456,485	$326,353	$325,339	$308,874
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Blended Research Mid Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
15

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,489,669,164	$—	$—	$1,489,669,164
Investment Companies	11,469,886	—	—	11,469,886
Total	$1,501,139,050	$—	$—	$1,501,139,050
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
16

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended May 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/25	Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$30,733,692	$6,501,103
Long-term capital gains	58,087,785	7,085,203
Total distributions	$88,821,477	$13,586,306
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/25
Cost of investments	$1,380,619,047
Gross appreciation	206,141,273
Gross depreciation	(85,621,270)
Net unrealized appreciation (depreciation)	$120,520,003
Undistributed ordinary income	3,983,620
Undistributed long-term capital gain	30,503,524
Post-October capital loss deferral	(3,946,815)
Total distributable earnings (loss)	$151,060,332
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
17

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/25	Year ended 5/31/24
Class A	$5,437,487	$701,210
Class B	15,983	2,692
Class C	432,307	55,432
Class I	31,623,202	3,415,290
Class R1	16,856	2,218
Class R2	58,162	9,563
Class R3	595,281	41,666
Class R4	126,721	23,572
Class R6	50,515,478	9,334,663
Total	$88,821,477	$13,586,306
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the year ended May 31, 2025, this management fee reduction amounted to $132,850, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.52%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2026. For the year ended May 31, 2025, this reduction amounted to $598,567, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $14,750 for the year ended May 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
18

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 137,708
Class B	0.75%	0.25%	1.00%	1.00%	1,668
Class C	0.75%	0.25%	1.00%	1.00%	46,451
Class R1	0.75%	0.25%	1.00%	0.49%	869
Class R2	0.25%	0.25%	0.50%	0.50%	2,972
Class R3	—	0.25%	0.25%	0.25%	13,592
Total Distribution and Service Fees					$203,260
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2025, this rebate amounted to $32 for Class A and is included in the reduction of total expenses in the Statement of Operations. For the period from October 1, 2024 through May 31, 2025, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2025, were as follows:
Amount
Class A	$551
Class B	21
Class C	1,223
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2025, the fee was $19,215, which equated to 0.0020% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $454,618.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.0148% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
19

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$45
8/19/2024	Redemption	Class C	3	38
8/19/2024	Redemption	Class I	3	40
8/19/2024	Redemption	Class R3	2	36
At May 31, 2025, MFS held approximately 82% and 63% of the outstanding shares of Class B and Class R1, respectively.
During the year ended May 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $151,396.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended May 31, 2025, this reimbursement amounted to $68,032, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended May 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $1,301,735,323 and $565,033,830, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,358,828	$34,749,652	1,053,413	$13,910,097
Class B	5,677	83,966	—	(1)
Class C	141,661	2,041,967	61,634	770,384
Class I	36,139,897	522,110,644	6,233,164	81,741,399
Class R1	132	1,872	145	1,903
Class R2	5,192	75,146	11,437	144,326
Class R3	274,427	3,982,297	213,258	2,915,056
Class R4	36,687	510,936	17,299	222,657
Class R6	29,865,891	414,091,114	6,590,295	86,900,001
	68,828,392	$977,647,594	14,180,645	$186,605,822
Shares issued to shareholders in reinvestment of distributions
Class A	363,991	$5,434,384	53,637	$700,501
Class B	1,087	15,983	209	2,692
Class C	29,509	432,307	4,317	55,432
Class I	2,130,600	31,618,104	263,322	3,415,290
Class R1	1,147	16,856	172	2,218
Class R2	3,935	58,162	740	9,563
Class R3	40,195	595,281	3,213	41,666
Class R4	8,522	126,721	1,813	23,572
Class R6	3,296,640	49,054,009	717,903	9,332,740
	5,875,626	$87,351,807	1,045,326	$13,583,674
20

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(880,295)	$(12,667,289)	(1,071,588)	$(13,402,085)
Class B	(12,137)	(172,568)	(2,669)	(31,215)
Class C	(91,251)	(1,323,555)	(151,237)	(1,891,851)
Class I	(7,451,204)	(104,805,492)	(3,955,769)	(51,218,670)
Class R1	(3)	(35)	(513)	(6,997)
Class R2	(4,609)	(66,411)	(11,191)	(144,957)
Class R3	(99,802)	(1,438,745)	(59,090)	(794,145)
Class R4	(27,681)	(376,710)	(15,023)	(192,384)
Class R6	(8,307,574)	(123,989,843)	(4,846,024)	(63,402,934)
	(16,874,556)	$(244,840,648)	(10,113,104)	$(131,085,238)
Net change
Class A	1,842,524	$27,516,747	35,462	$1,208,513
Class B	(5,373)	(72,619)	(2,460)	(28,524)
Class C	79,919	1,150,719	(85,286)	(1,066,035)
Class I	30,819,293	448,923,256	2,540,717	33,938,019
Class R1	1,276	18,693	(196)	(2,876)
Class R2	4,518	66,897	986	8,932
Class R3	214,820	3,138,833	157,381	2,162,577
Class R4	17,528	260,947	4,089	53,845
Class R6	24,854,957	339,155,280	2,462,174	32,829,807
	57,829,462	$820,158,753	5,112,867	$69,104,258
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were the owners of record of approximately 5%, 4%, 3%, 3%, 3%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2025, the fund’s commitment fee and interest expense were $4,385 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended May 31, 2025:
21

MFS Blended Research Mid Cap Equity Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,781,307	$309,001,690	$306,312,374	$—	$(737)	$11,469,886
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$473,110	$—
22

MFS Blended Research Mid Cap Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS Blended Research Mid Cap Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Mid Cap Equity Fund (the “Fund”), including the portfolio of investments, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
23

MFS Blended Research Mid Cap Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $66,421,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 27.41% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Mid Cap Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Mid Cap Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Mid Cap Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

MFS Blended Research Small Cap Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Small Cap Equity Fund
Portfolio of Investments − 5/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 1.3%
CACI International, Inc., “A” (a)	4,875	$ 2,086,500
Karman Holdings, Inc. (a)	20,315	870,701
Standard Aero, Inc. (a)	29,852	875,559
		$3,832,760
Apparel Manufacturers – 0.2%
VF Corp.	57,430	$ 715,578
Automotive – 2.7%
Lear Corp.	28,973	$ 2,619,739
Methode Electronics, Inc.	137,124	1,090,136
REV Group, Inc.	58,976	2,211,010
Visteon Corp. (a)	26,258	2,216,831
		$8,137,716
Biotechnology – 1.9%
Adaptive Biotechnologies Corp. (a)	27,915	$ 265,751
Arcus Biosciences, Inc. (a)	18,207	162,589
Beam Therapeutics, Inc. (a)	45,063	713,347
Entrada Therapeutics, Inc. (a)	70,949	539,212
Exelixis, Inc. (a)	34,312	1,476,788
Novavax, Inc. (a)(l)	72,990	535,747
Protagonist Therapeutics, Inc. (a)	26,099	1,238,920
Prothena Corp. PLC (a)	36,043	165,437
Twist Bioscience Corp. (a)	10,683	313,012
Voyager Therapeutics, Inc. (a)	149,611	409,934
		$5,820,737
Brokerage & Asset Managers – 0.3%
A-Mark Precious Metals, Inc.	20,498	$ 404,426
Hamilton Lane, Inc., “A”	3,224	480,376
		$884,802
Business Services – 4.1%
BlueLinx Holdings, Inc. (a)	21,729	$ 1,454,105
Innodata, Inc. (a)	8,444	333,285
TriNet Group, Inc.	39,644	3,298,777
WNS (Holdings) Ltd. (a)	73,171	4,243,186
World Fuel Services Corp.	65,096	1,782,980
Yext, Inc. (a)	228,140	1,530,819
		$12,643,152
Chemicals – 2.8%
Avient Corp.	78,519	$ 2,836,891
BioLife Solutions, Inc. (a)	35,714	781,422
Element Solutions, Inc.	180,445	3,857,914
Rayonier Advanced Materials, Inc. (a)	234,870	904,250
		$8,380,477
BRSFS-ANN
1

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 5.8%
ACI Worldwide, Inc. (a)	52,365	$ 2,422,405
BILL Holdings, Inc. (a)	63,660	2,780,669
Clear Secure, Inc., “A”	98,992	2,450,052
Consensus Cloud Solutions, Inc. (a)	17,541	385,376
Elastic N.V. (a)	33,237	2,687,876
Five9, Inc. (a)	44,265	1,173,465
Nutanix, Inc. (a)	10,446	801,104
PagerDuty, Inc. (a)	97,796	1,394,571
Sabre Corp. (a)	815,709	2,055,586
SentinelOne, Inc., “A” (a)	73,903	1,301,432
ServiceTitan, Inc., “A” (a)(l)	2,331	257,972
		$17,710,508
Computer Software - Systems – 1.8%
Adtran Holdings, Inc. (a)	54,447	$ 437,210
Pitney Bowes, Inc.	63,894	658,108
Q2 Holdings, Inc. (a)	3,905	341,766
ScanSource, Inc. (a)	16,380	661,424
Unisys Corp. (a)	30,320	144,626
Verint Systems, Inc. (a)	182,784	3,206,031
		$5,449,165
Construction – 2.9%
AZEK Co., Inc. (a)	88,516	$ 4,382,427
Builders FirstSource, Inc. (a)	14,112	1,519,580
Mohawk Industries, Inc. (a)	27,486	2,765,367
SiteOne Landscape Supply, Inc. (a)	1,030	120,314
		$8,787,688
Consumer Products – 2.2%
Herbalife Ltd. (a)	31,778	$ 248,186
Newell Brands, Inc.	685,674	3,634,072
Prestige Consumer Healthcare, Inc. (a)	34,389	2,946,106
		$6,828,364
Consumer Services – 3.3%
Adtalem Global Education, Inc. (a)	17,965	$ 2,371,919
European Wax Center, Inc., “A” (a)	188,733	960,651
Grand Canyon Education, Inc. (a)	22,737	4,498,402
Lyft, Inc. (a)	150,188	2,288,865
		$10,119,837
Electrical Equipment – 1.4%
Armstrong World Industries, Inc.	26,807	$ 4,171,973
Electronics – 5.0%
Advanced Energy Industries, Inc.	37,455	$ 4,299,085
Alpha and Omega Semiconductor Ltd. (a)	3,944	83,692
Cirrus Logic, Inc. (a)	13,925	1,369,663
Formfactor, Inc. (a)	90,387	2,698,052
Kimball Electronics, Inc. (a)	49,264	891,678
Onto Innovation, Inc. (a)	1,847	169,813
Photronics, Inc. (a)	73,293	1,224,726
2

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Plexus Corp. (a)	11,704	$ 1,536,267
Sanmina Corp. (a)	33,487	2,836,014
		$15,108,990
Energy - Independent – 1.5%
Berry Corp.	318,013	$ 760,051
Permian Resources Corp.	181,279	2,285,928
SM Energy Co.	59,890	1,402,624
		$4,448,603
Energy - Integrated – 0.6%
National Gas Fuel Co.	22,967	$ 1,895,696
Energy - Renewables – 0.7%
Bloom Energy Corp. (a)	117,154	$ 2,163,834
Engineering - Construction – 3.7%
APi Group, Inc. (a)	101,963	$ 4,758,613
Primoris Services Corp.	9,787	705,741
Sterling Infrastructure, Inc. (a)	17,113	3,217,415
Tutor Perini Corp. (a)	73,199	2,699,579
		$11,381,348
Food & Beverages – 0.9%
Dole PLC	11,817	$ 167,329
Simply Good Foods Co. (a)	58,746	2,027,324
WK Kellogg Co. (l)	27,289	461,730
		$2,656,383
Forest & Paper Products – 0.1%
JELD-WEN Holding, Inc. (a)	39,231	$ 143,193
Gaming & Lodging – 1.5%
Gambling.com Group Ltd. (a)	36,102	$ 425,643
International Game Technology PLC	133,418	1,962,579
Rush Street Interactive, Inc. (a)	170,980	2,169,736
		$4,557,958
Insurance – 5.8%
Hanover Insurance Group, Inc.	21,448	$ 3,774,419
Jackson Financial, Inc.	35,472	2,905,511
Kemper Corp.	67,988	4,332,875
Lincoln National Corp.	81,791	2,710,554
Voya Financial, Inc.	60,390	4,017,143
		$17,740,502
Internet – 2.5%
CarGurus, Inc. (a)	90,164	$ 2,825,740
EverQuote, Inc., “A” (a)	99,621	2,296,264
Vimeo, Inc. (a)	114,158	497,729
Yelp, Inc. (a)	55,633	2,123,511
		$7,743,244
3

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.3%
Corsair Gaming, Inc. (a)	408,447	$ 3,590,249
Mattel, Inc. (a)	124,487	2,357,784
Patrick Industries, Inc.	7,067	606,772
Playtika Holdings Corp.	123,874	587,163
		$7,141,968
Machinery & Tools – 2.7%
Albany International Corp.	24,142	$ 1,595,062
Flowserve Corp.	70,962	3,541,713
Olympic Steel, Inc.	33,708	999,442
Regal Rexnord Corp.	15,320	2,044,301
		$8,180,518
Major Banks – 0.3%
First Financial Corp.	19,624	$ 1,017,308
Medical & Health Technology & Services – 2.6%
Encompass Health Corp.	39,771	$ 4,808,314
Guardant Health, Inc. (a)	3,777	153,422
Health Catalyst, Inc. (a)	253,048	961,582
Owens & Minor, Inc. (a)	78,745	519,717
Teladoc Health, Inc. (a)	226,655	1,568,453
		$8,011,488
Medical Equipment – 3.7%
Anika Therapeutics, Inc. (a)	36,366	$ 405,481
Concentra Group Holdings, Inc.	184,830	3,997,873
Embecta Corp.	11,720	123,412
Lantheus Holdings, Inc. (a)	4,997	377,573
MiMedx Group, Inc. (a)	139,591	897,570
Natera, Inc. (a)	12,806	2,019,890
QuidelOrtho Corp. (a)	32,925	1,009,810
UFP Technologies, Inc. (a)	3,978	931,648
Veracyte, Inc. (a)	7,440	197,978
ZimVie, Inc. (a)	130,017	1,188,355
		$11,149,590
Metals & Mining – 0.4%
Ryerson Holding Corp.	64,255	$ 1,333,934
Natural Gas - Distribution – 0.7%
UGI Corp.	56,341	$ 2,031,657
Oil Services – 2.1%
Expro Group Holdings N.V. (a)	204,263	$ 1,699,468
Flowco Holdings, Inc., “A”	8,139	140,072
NOV, Inc.	171,808	2,061,696
Select Water Solutions, Inc.	102,632	825,162
Weatherford International PLC	40,625	1,771,250
		$6,497,648
4

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 13.8%
Banc of California, Inc.	232,235	$ 3,186,264
Bread Financial Holdings, Inc.	36,496	1,870,055
Cathay General Bancorp, Inc.	97,509	4,178,748
Columbia Banking System, Inc.	176,639	4,129,820
East West Bancorp, Inc.	40,357	3,680,558
First Hawaiian, Inc.	7,987	190,730
Hanmi Financial Corp.	6,955	159,409
Navient Corp.	93,057	1,250,686
Popular, Inc.	46,532	4,817,458
PROG Holdings, Inc.	52,388	1,510,346
Sezzle, Inc. (a)	7,926	845,784
Shore Bancshares, Inc.	43,313	627,605
SLM Corp.	116,834	3,781,917
Texas Capital Bancshares, Inc. (a)	49,505	3,549,013
UMB Financial Corp.	45,474	4,689,279
United Community Bank, Inc.	120,835	3,472,798
		$41,940,470
Pharmaceuticals – 6.4%
ACADIA Pharmaceuticals, Inc. (a)	47,684	$ 1,028,544
Alkermes PLC (a)	34,907	1,068,503
Amicus Therapeutics, Inc. (a)	98,428	597,458
Amneal Pharmaceuticals, Inc. (a)	137,528	1,006,705
Arcturus Therapeutics Holdings, Inc. (a)	48,113	602,856
Catalyst Pharmaceuticals, Inc. (a)	60,728	1,515,771
Collegium Pharmaceutical, Inc. (a)	5,481	159,716
Cytokinetics, Inc. (a)	28,783	892,849
Jazz Pharmaceuticals PLC (a)	6,717	725,906
Kiniksa Pharmaceuticals International PLC (a)	52,185	1,427,782
Kymera Therapeutics, Inc. (a)	29,999	889,170
Neurocrine Biosciences, Inc. (a)	6,770	832,846
Nurix Therapeutics, Inc. (a)	35,380	376,089
Organon & Co.	266,988	2,461,629
Phibro Animal Health Corp., “A”	77,521	1,893,063
PTC Therapeutics, Inc. (a)	34,967	1,696,599
Rigel Pharmaceuticals, Inc. (a)	41,545	797,664
Ultragenyx Pharmaceutical, Inc. (a)	17,140	583,274
USANA Health Sciences, Inc. (a)	4,615	137,850
Vanda Pharmaceuticals, Inc. (a)	143,951	624,747
Zymeworks, Inc. (a)	22,027	251,769
		$19,570,790
Printing & Publishing – 0.3%
Cimpress PLC (a)	6,485	$ 287,026
Quad/Graphics, Inc.	130,464	760,605
		$1,047,631
Railroad & Shipping – 0.6%
Scorpio Tankers, Inc.	6,676	$ 265,304
Teekay Tankers Ltd.	35,655	1,575,595
		$1,840,899
5

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.6%
Broadstone Net Lease, Inc., REIT	145,172	$ 2,309,687
Cushman & Wakefield PLC (a)	80,271	805,118
Essential Properties Realty Trust, REIT	143,943	4,678,147
Uniti Group, Inc., REIT	30,237	130,019
		$7,922,971
Real Estate - Office – 2.9%
Cousins Properties, Inc., REIT	23,825	$ 668,768
Highwoods Properties, Inc., REIT	139,748	4,150,516
Piedmont Office Realty Trust, Inc., REIT	552,710	3,935,295
		$8,754,579
Restaurants – 0.5%
Chefs' Warehouse, Inc. (a)	25,930	$ 1,653,815
Specialty Stores – 0.7%
Bath & Body Works, Inc.	64,926	$ 1,825,719
Genesco, Inc. (a)	18,139	394,161
		$2,219,880
Telecom Services – 0.7%
Liberty Global Ltd., “A” (a)	28,160	$ 271,181
Lumen Technologies, Inc. (a)	483,126	1,893,854
		$2,165,035
Tobacco – 0.4%
Turning Point Brands, Inc.	16,152	$ 1,200,417
Trucking – 0.6%
Saia, Inc. (a)	6,612	$ 1,748,279
Utilities - Electric Power – 2.0%
Hawaiian Electric Industries, Inc. (a)	157,380	$ 1,680,818
Portland General Electric Co.	105,529	4,474,430
		$6,155,248
Total Common Stocks (Identified Cost, $289,215,924)		$302,906,633
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $1,698,528)	1,698,528	$ 1,698,528
Collateral for Securities Loaned – 0.4%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.25% (j) (Identified Cost, $1,151,750)	1,151,750	$ 1,151,750
Other Assets, Less Liabilities – (0.3)%		(793,876)
Net Assets – 100.0%		$304,963,035
6

MFS Blended Research Small Cap Equity Fund
Portfolio of Investments – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,698,528 and $304,058,383, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
7

MFS Blended Research Small Cap Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/25 Assets
Investments in unaffiliated issuers, at value, including $1,117,384 of securities on loan (identified cost, $290,367,674)	$304,058,383
Investments in affiliated issuers, at value (identified cost, $1,698,528)	1,698,528
Receivables for
Fund shares sold	307,897
Interest and dividends	379,177
Receivable from investment adviser	27,588
Other assets	649
Total assets	$306,472,222
Liabilities
Payables for
Fund shares reacquired	$213,560
Collateral for securities loaned, at value	1,151,750
Payable to affiliates
Administrative services fee	411
Shareholder servicing costs	68,886
Distribution and service fees	1,786
Payable for independent Trustees' compensation	28
Accrued expenses and other liabilities	72,766
Total liabilities	$1,509,187
Net assets	$304,963,035
Net assets consist of
Paid-in capital	$288,633,762
Total distributable earnings (loss)	16,329,273
Net assets	$304,963,035
Shares of beneficial interest outstanding	22,614,459
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$36,287,220	2,714,783	$13.37
Class B	171,028	13,408	12.76
Class C	3,666,078	288,428	12.71
Class I	105,881,022	7,837,313	13.51
Class R1	2,840,779	223,504	12.71
Class R2	11,931,722	900,125	13.26
Class R3	1,177,237	87,984	13.38
Class R4	18,513,494	1,368,509	13.53
Class R6	124,494,455	9,180,405	13.56
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.19 [100 / 94.25 x $13.37]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
8

MFS Blended Research Small Cap Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$4,210,914
Dividends from affiliated issuers	117,373
Income on securities loaned	89,728
Other	56,943
Foreign taxes withheld	(14,020)
Total investment income	$4,460,938
Expenses
Management fee	$2,152,992
Distribution and service fees	252,854
Shareholder servicing costs	262,068
Administrative services fee	56,524
Independent Trustees' compensation	8,015
Custodian fee	21,470
Shareholder communications	31,178
Audit and tax fees	69,740
Legal fees	1,659
Miscellaneous	170,043
Total expenses	$3,026,543
Reduction of expenses by investment adviser and distributor	(470,774)
Net expenses	$2,555,769
Net investment income (loss)	$1,905,169
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$13,972,943
Affiliated issuers	(528)
Net realized gain (loss)	$13,972,415
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(30,160,400)
Affiliated issuers	(222)
Net unrealized gain (loss)	$(30,160,622)
Net realized and unrealized gain (loss)	$(16,188,207)
Change in net assets from operations	$(14,283,038)
See Notes to Financial Statements
9

MFS Blended Research Small Cap Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/25	5/31/24
Change in net assets
From operations
Net investment income (loss)	$1,905,169	$2,650,178
Net realized gain (loss)	13,972,415	20,992,559
Net unrealized gain (loss)	(30,160,622)	37,585,722
Change in net assets from operations	$(14,283,038)	$61,228,459
Total distributions to shareholders	$(23,937,608)	$(2,451,014)
Change in net assets from fund share transactions	$3,472,858	$(10,857,124)
Total change in net assets	$(34,747,788)	$47,920,321
Net assets
At beginning of period	339,710,823	291,790,502
At end of period	$304,963,035	$339,710,823
See Notes to Financial Statements
10

MFS Blended Research Small Cap Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$15.16	$12.56	$14.31	$17.57	$11.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.09	$0.08	$0.03	$0.04
Net realized and unrealized gain (loss)	(0.74)	2.60	(1.29)	(1.18)	6.26
Total from investment operations	$(0.69)	$2.69	$(1.21)	$(1.15)	$6.30
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.09)	$—	$—	$(0.06)
From net realized gain	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$(1.10)	$(0.09)	$(0.54)	$(2.11)	$(0.06)
Net asset value, end of period (x)	$13.37	$15.16	$12.56	$14.31	$17.57
Total return (%) (r)(s)(t)(x)	(5.62)	21.38	(8.65)	(7.52)	55.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.13	1.13	1.13	1.13	1.12
Expenses after expense reductions	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.36	0.64	0.57	0.16	0.26
Portfolio turnover rate	66	61	56	72	80
Net assets at end of period (000 omitted)	$36,287	$40,727	$33,667	$40,921	$73,141
Class B	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.47	$12.01	$13.81	$17.15	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.02)	$(0.02)	$(0.08)	$(0.07)
Net realized and unrealized gain (loss)	(0.72)	2.48	(1.24)	(1.15)	6.12
Total from investment operations	$(0.78)	$2.46	$(1.26)	$(1.23)	$6.05
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$(0.93)	$—	$(0.54)	$(2.11)	$—
Net asset value, end of period (x)	$12.76	$14.47	$12.01	$13.81	$17.15
Total return (%) (r)(s)(t)(x)	(6.34)	20.48	(9.34)	(8.21)	54.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.88	1.88	1.89	1.88	1.86
Expenses after expense reductions	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.40)	(0.15)	(0.19)	(0.50)	(0.52)
Portfolio turnover rate	66	61	56	72	80
Net assets at end of period (000 omitted)	$171	$355	$451	$664	$615

See Notes to Financial Statements
11

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class C	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.46	$11.99	$13.79	$17.14	$11.09
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.02)	$(0.02)	$(0.09)	$(0.07)
Net realized and unrealized gain (loss)	(0.72)	2.49	(1.24)	(1.15)	6.12
Total from investment operations	$(0.78)	$2.47	$(1.26)	$(1.24)	$6.05
Less distributions declared to shareholders
From net investment income	$(0.04)	$—	$—	$—	$—
From net realized gain	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$(0.97)	$—	$(0.54)	$(2.11)	$—
Net asset value, end of period (x)	$12.71	$14.46	$11.99	$13.79	$17.14
Total return (%) (r)(s)(t)(x)	(6.40)	20.60	(9.35)	(8.27)	54.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.88	1.88	1.89	1.88	1.87
Expenses after expense reductions	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.39)	(0.13)	(0.18)	(0.53)	(0.50)
Portfolio turnover rate	66	61	56	72	80
Net assets at end of period (000 omitted)	$3,666	$4,989	$5,319	$6,593	$7,503
Class I	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$15.31	$12.68	$14.40	$17.67	$11.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.13	$0.11	$0.09	$0.07
Net realized and unrealized gain (loss)	(0.75)	2.62	(1.29)	(1.22)	6.31
Total from investment operations	$(0.66)	$2.75	$(1.18)	$(1.13)	$6.38
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.12)	$—	$(0.03)	$(0.10)
From net realized gain	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$(1.14)	$(0.12)	$(0.54)	$(2.14)	$(0.10)
Net asset value, end of period (x)	$13.51	$15.31	$12.68	$14.40	$17.67
Total return (%) (r)(s)(t)(x)	(5.41)	21.68	(8.38)	(7.39)	56.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88	0.88	0.88	0.88	0.87
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.61	0.88	0.82	0.52	0.46
Portfolio turnover rate	66	61	56	72	80
Net assets at end of period (000 omitted)	$105,881	$115,902	$102,893	$115,533	$80,950

See Notes to Financial Statements
12

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$14.47	$12.00	$13.80	$17.15	$11.09
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)	$(0.02)	$(0.02)	$(0.08)	$(0.07)
Net realized and unrealized gain (loss)	(0.73)	2.49	(1.24)	(1.16)	6.13
Total from investment operations	$(0.78)	$2.47	$(1.26)	$(1.24)	$6.06
Less distributions declared to shareholders
From net investment income	$(0.05)	$—	$—	$—	$—
From net realized gain	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$(0.98)	$—	$(0.54)	$(2.11)	$—
Net asset value, end of period (x)	$12.71	$14.47	$12.00	$13.80	$17.15
Total return (%) (r)(s)(t)(x)	(6.39)	20.58	(9.35)	(8.26)	54.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.88	1.88	1.88	1.88	1.86
Expenses after expense reductions	1.74	1.74	1.74	1.74	1.74
Net investment income (loss)	(0.39)	(0.12)	(0.17)	(0.50)	(0.52)
Portfolio turnover rate	66	61	56	72	80
Net assets at end of period (000 omitted)	$2,841	$3,647	$3,410	$3,853	$4,996
Class R2	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$15.04	$12.46	$14.24	$17.54	$11.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.04	$(0.00)(w)	$(0.00)(w)
Net realized and unrealized gain (loss)	(0.74)	2.58	(1.28)	(1.19)	6.26
Total from investment operations	$(0.72)	$2.63	$(1.24)	$(1.19)	$6.26
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.05)	$—	$—	$(0.04)
From net realized gain	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$(1.06)	$(0.05)	$(0.54)	$(2.11)	$(0.04)
Net asset value, end of period (x)	$13.26	$15.04	$12.46	$14.24	$17.54
Total return (%) (r)(s)(t)(x)	(5.84)	21.11	(8.91)	(7.77)	55.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.38	1.38	1.38	1.38	1.36
Expenses after expense reductions	1.24	1.24	1.24	1.24	1.24
Net investment income (loss)	0.11	0.38	0.33	(0.01)	(0.03)
Portfolio turnover rate	66	61	56	72	80
Net assets at end of period (000 omitted)	$11,932	$14,234	$13,529	$14,633	$16,870

See Notes to Financial Statements
13

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$15.18	$12.58	$14.34	$17.61	$11.35
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.09	$0.08	$0.04	$0.03
Net realized and unrealized gain (loss)	(0.75)	2.61	(1.30)	(1.20)	6.29
Total from investment operations	$(0.70)	$2.70	$(1.22)	$(1.16)	$6.32
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.10)	$—	$—	$(0.06)
From net realized gain	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$(1.10)	$(0.10)	$(0.54)	$(2.11)	$(0.06)
Net asset value, end of period (x)	$13.38	$15.18	$12.58	$14.34	$17.61
Total return (%) (r)(s)(t)(x)	(5.66)	21.45	(8.70)	(7.55)	55.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.13	1.13	1.13	1.13	1.12
Expenses after expense reductions	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.37	0.65	0.60	0.21	0.23
Portfolio turnover rate	66	61	56	72	80
Net assets at end of period (000 omitted)	$1,177	$1,012	$661	$450	$667
Class R4	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$15.33	$12.69	$14.42	$17.68	$11.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.13	$0.11	$0.08	$0.07
Net realized and unrealized gain (loss)	(0.76)	2.63	(1.30)	(1.21)	6.30
Total from investment operations	$(0.67)	$2.76	$(1.19)	$(1.13)	$6.37
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.12)	$—	$(0.02)	$(0.09)
From net realized gain	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$(1.13)	$(0.12)	$(0.54)	$(2.13)	$(0.09)
Net asset value, end of period (x)	$13.53	$15.33	$12.69	$14.42	$17.68
Total return (%) (r)(s)(t)(x)	(5.41)	21.76	(8.44)	(7.34)	56.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88	0.88	0.88	0.88	0.87
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.61	0.89	0.83	0.48	0.53
Portfolio turnover rate	66	61	56	72	80
Net assets at end of period (000 omitted)	$18,513	$21,298	$18,322	$20,000	$23,281

See Notes to Financial Statements
14

MFS Blended Research Small Cap Equity Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$15.36	$12.72	$14.44	$17.70	$11.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.14	$0.13	$0.10	$0.09
Net realized and unrealized gain (loss)	(0.76)	2.64	(1.31)	(1.21)	6.32
Total from investment operations	$(0.65)	$2.78	$(1.18)	$(1.11)	$6.41
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.14)	$—	$(0.04)	$(0.11)
From net realized gain	(0.93)	—	(0.54)	(2.11)	—
Total distributions declared to shareholders	$(1.15)	$(0.14)	$(0.54)	$(2.15)	$(0.11)
Net asset value, end of period (x)	$13.56	$15.36	$12.72	$14.44	$17.70
Total return (%) (r)(s)(t)(x)	(5.30)	21.83	(8.36)	(7.23)	56.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.77	0.78	0.77	0.77	0.77
Expenses after expense reductions	0.63	0.64	0.63	0.63	0.65
Net investment income (loss)	0.72	1.00	0.94	0.60	0.60
Portfolio turnover rate	66	61	56	72	80
Net assets at end of period (000 omitted)	$124,494	$137,545	$113,539	$135,216	$136,883
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
15

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Blended Research Small Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
16

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$302,906,633	$—	$—	$302,906,633
Investment Companies	2,850,278	—	—	2,850,278
Total	$305,756,911	$—	$—	$305,756,911
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,117,384.  The fair value of the fund's investment securities on loan and a related liability of $1,151,750 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
17

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/25	Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$5,094,540	$2,451,014
Long-term capital gains	18,843,068	—
Total distributions	$23,937,608	$2,451,014
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/25
Cost of investments	$295,297,193
Gross appreciation	52,112,675
Gross depreciation	(41,652,957)
Net unrealized appreciation (depreciation)	$10,459,718
Undistributed ordinary income	348,823
Undistributed long-term capital gain	7,558,389
Post-October capital loss deferral	(2,037,657)
Total distributable earnings (loss)	$16,329,273
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
18

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/25	Year ended 5/31/24
Class A	$2,893,472	$224,299
Class B	14,277	—
Class C	295,207	—
Class I	8,393,038	819,300
Class R1	232,349	—
Class R2	959,653	49,235
Class R3	86,834	5,746
Class R4	1,513,773	170,011
Class R6	9,549,005	1,182,423
Total	$23,937,608	$2,451,014
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.65%
In excess of $1 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.575%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the year ended May 31, 2025, this management fee reduction amounted to $44,958, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
For the period from June 1, 2024 through July 31, 2024, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.67%
This written agreement terminated on July 31, 2024. For the period from June 1, 2024 through July 31, 2024, this reduction amounted to $66,450, which is included in the reduction of total expenses in the Statement of Operations.
Effective August 1, 2024, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.66%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2026. For the period from August 1, 2024 through May 31, 2025, this reduction amounted to $359,317, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $9,013 for the year ended May 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
19

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 100,523
Class B	0.75%	0.25%	1.00%	1.00%	2,352
Class C	0.75%	0.25%	1.00%	1.00%	45,031
Class R1	0.75%	0.25%	1.00%	1.00%	33,320
Class R2	0.25%	0.25%	0.50%	0.50%	68,562
Class R3	—	0.25%	0.25%	0.25%	3,066
Total Distribution and Service Fees					$252,854
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2025, this rebate amounted to $16 and $33 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2025, were as follows:
Amount
Class A	$705
Class B	47
Class C	567
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2025, the fee was $21,898, which equated to 0.0066% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $240,170.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.0171% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
20

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$41
8/19/2024	Redemption	Class C	3	38
8/19/2024	Redemption	Class I	3	41
8/19/2024	Redemption	Class R1	2	35
8/19/2024	Redemption	Class R2	2	37
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended May 31, 2025, this reimbursement amounted to $56,835, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended May 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $218,071,510 and $235,623,806, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	504,057	$7,426,140	611,486	$8,803,439
Class B	77	1,240	178	2,400
Class C	32,358	448,474	71,842	939,356
Class I	1,567,810	22,869,992	2,385,448	35,073,132
Class R1	20,855	289,682	26,923	363,683
Class R2	169,124	2,496,062	193,064	2,700,196
Class R3	29,935	442,897	15,784	226,977
Class R4	192,322	2,848,429	127,665	1,834,434
Class R6	2,254,774	31,389,403	1,681,809	24,029,689
	4,771,312	$68,212,319	5,114,199	$73,973,306
Shares issued to shareholders in reinvestment of distributions
Class A	184,207	$2,890,206	14,858	$224,051
Class B	950	14,277	—	—
Class C	19,633	293,899	—	—
Class I	529,784	8,391,784	53,857	819,169
Class R1	15,521	232,349	—	—
Class R2	61,595	959,653	3,287	49,235
Class R3	5,527	86,834	381	5,746
Class R4	95,446	1,513,773	11,163	170,011
Class R6	600,328	9,539,212	77,484	1,181,626
	1,512,991	$23,921,987	161,030	$2,449,838
21

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(659,710)	$(9,554,638)	(621,437)	$(8,824,190)
Class B	(12,182)	(174,031)	(13,197)	(178,166)
Class C	(108,693)	(1,541,016)	(170,178)	(2,268,888)
Class I	(1,829,772)	(27,281,465)	(2,987,297)	(42,673,683)
Class R1	(64,983)	(923,121)	(58,903)	(780,703)
Class R2	(276,772)	(4,042,639)	(335,910)	(4,693,139)
Class R3	(14,172)	(211,841)	(2,019)	(29,183)
Class R4	(308,517)	(4,635,974)	(192,969)	(2,787,483)
Class R6	(2,627,827)	(40,296,723)	(1,732,499)	(25,044,833)
	(5,902,628)	$(88,661,448)	(6,114,409)	$(87,280,268)
Net change
Class A	28,554	$761,708	4,907	$203,300
Class B	(11,155)	(158,514)	(13,019)	(175,766)
Class C	(56,702)	(798,643)	(98,336)	(1,329,532)
Class I	267,822	3,980,311	(547,992)	(6,781,382)
Class R1	(28,607)	(401,090)	(31,980)	(417,020)
Class R2	(46,053)	(586,924)	(139,559)	(1,943,708)
Class R3	21,290	317,890	14,146	203,540
Class R4	(20,749)	(273,772)	(54,141)	(783,038)
Class R6	227,275	631,892	26,794	166,482
	381,675	$3,472,858	(839,180)	$(10,857,124)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 5%, 5%, 4%, 3%, 3%, 3%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2025, the fund’s commitment fee and interest expense were $1,618 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended May 31, 2025:
22

MFS Blended Research Small Cap Equity Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,394,092	$44,203,491	$44,898,305	$(528)	$(222)	$1,698,528
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$117,373	$—
23

MFS Blended Research Small Cap Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS Blended Research Small Cap Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Small Cap Equity Fund (the “Fund”), including the portfolio of investments, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
24

MFS Blended Research Small Cap Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $21,677,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 77.08% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Small Cap Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
26

MFS Blended Research Value Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Value Equity Fund
Portfolio of Investments − 5/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 4.6%
Amentum Holdings, Inc. (a)	439	$ 9,064
General Dynamics Corp.	14,033	3,908,050
General Electric Co.	17,836	4,386,051
Leidos Holdings, Inc.	16,890	2,508,503
RTX Corp.	20,469	2,793,609
		$13,605,277
Apparel Manufacturers – 0.5%
VF Corp.	127,883	$ 1,593,422
Biotechnology – 0.6%
Gilead Sciences, Inc.	15,029	$ 1,654,392
Brokerage & Asset Managers – 4.3%
Charles Schwab Corp.	20,050	$ 1,771,217
Citigroup, Inc.	68,817	5,183,296
CME Group, Inc.	3,610	1,043,290
Interactive Brokers Group, Inc.	6,811	1,428,131
Raymond James Financial, Inc.	22,760	3,345,265
		$12,771,199
Business Services – 2.0%
Accenture PLC, “A”	4,956	$ 1,570,160
Fiserv, Inc. (a)	23,788	3,872,448
GoDaddy, Inc. (a)	3,352	610,567
		$6,053,175
Chemicals – 0.5%
Eastman Chemical Co.	18,126	$ 1,420,535
Computer Software – 2.4%
Guidewire Software, Inc. (a)	3,246	$ 697,955
Okta, Inc. (a)	10,535	1,086,896
Salesforce, Inc.	13,840	3,672,721
VeriSign, Inc.	1,787	486,904
Zoom Communications, Inc. (a)	14,446	1,173,737
		$7,118,213
Construction – 2.1%
Builders FirstSource, Inc. (a)	10,806	$ 1,163,590
CRH PLC	6,163	561,819
Ferguson Enterprises, Inc.	3,648	665,176
Masco Corp.	6,875	429,138
Mohawk Industries, Inc. (a)	8,242	829,228
Stanley Black & Decker, Inc.	37,061	2,424,901
		$6,073,852
BRUFS-ANN
1

MFS Blended Research Value Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.5%
Colgate-Palmolive Co.	40,616	$ 3,774,851
Kimberly-Clark Corp.	25,940	3,729,134
		$7,503,985
Consumer Services – 1.2%
Booking Holdings, Inc.	623	$ 3,438,293
Electrical Equipment – 2.0%
AMETEK, Inc.	3,153	$ 563,567
Amphenol Corp., “A”	58,699	5,278,801
		$5,842,368
Electronics – 2.2%
Applied Materials, Inc.	18,483	$ 2,897,210
Lam Research Corp.	43,221	3,491,825
		$6,389,035
Energy - Independent – 3.9%
ConocoPhillips	38,100	$ 3,251,835
EOG Resources, Inc.	35,648	3,870,304
Phillips 66	27,636	3,136,133
Valero Energy Corp.	10,162	1,310,593
		$11,568,865
Energy - Integrated – 1.7%
Exxon Mobil Corp.	29,997	$ 3,068,693
National Gas Fuel Co.	24,098	1,989,049
		$5,057,742
Energy - Renewables – 0.7%
GE Vernova, Inc.	4,309	$ 2,038,071
Engineering - Construction – 0.3%
Jacobs Solutions, Inc.	7,212	$ 910,876
Food & Beverages – 2.6%
General Mills, Inc.	25,854	$ 1,402,838
Ingredion, Inc.	7,320	1,018,358
Mondelez International, Inc.	58,031	3,916,512
PepsiCo, Inc.	9,864	1,296,623
		$7,634,331
Food & Drug Stores – 0.2%
Albertsons Cos., Inc., “A”	30,250	$ 672,458
General Merchandise – 0.5%
Dollar General Corp.	13,636	$ 1,326,101
2

MFS Blended Research Value Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 2.1%
Cigna Group	14,609	$ 4,625,794
Humana, Inc.	3,786	882,630
UnitedHealth Group, Inc.	2,625	792,514
		$6,300,938
Insurance – 8.2%
American International Group, Inc.	7,669	$ 649,104
Ameriprise Financial, Inc.	6,594	3,357,929
Berkshire Hathaway, Inc., “B” (a)	13,470	6,788,341
Chubb Ltd.	16,932	5,032,190
Corebridge Financial, Inc.	21,626	705,224
Equitable Holdings, Inc.	56,526	2,988,530
Everest Group Ltd.	2,963	1,028,724
Hartford Insurance Group, Inc.	14,499	1,882,550
MetLife, Inc.	13,956	1,096,662
Voya Financial, Inc.	9,948	661,741
		$24,190,995
Interactive Media Services – 2.1%
Alphabet, Inc., “A”	16,216	$ 2,784,936
Meta Platforms, Inc., “A”	5,315	3,441,409
		$6,226,345
Machinery & Tools – 5.7%
CNH Industrial N.V.	150,716	$ 1,885,457
Deere & Co.	2,350	1,189,711
Eaton Corp. PLC	14,501	4,643,220
Trane Technologies PLC	11,916	5,127,097
Wabtec Corp.	20,183	4,083,425
		$16,928,910
Major Banks – 4.8%
Bank of America Corp.	34,245	$ 1,511,232
JPMorgan Chase & Co.	21,156	5,585,184
Wells Fargo & Co.	93,795	7,013,990
		$14,110,406
Medical & Health Technology & Services – 1.2%
McKesson Corp.	4,144	$ 2,981,650
Ventas, Inc., REIT	9,240	593,947
		$3,575,597
Medical Equipment – 3.1%
Abbott Laboratories	9,586	$ 1,280,498
Boston Scientific Corp. (a)	21,796	2,294,247
Envista Holdings Corp. (a)	90,910	1,660,925
Medtronic PLC	48,956	4,062,369
		$9,298,039
Metals & Mining – 0.5%
United States Steel Corp.	28,375	$ 1,527,143
3

MFS Blended Research Value Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 1.0%
Qualcomm, Inc.	20,142	$ 2,924,618
Oil Services – 1.0%
TechnipFMC PLC	94,167	$ 2,933,302
Other Banks & Diversified Financials – 5.3%
American Express Co.	17,767	$ 5,224,386
Northern Trust Corp.	36,347	3,879,679
Popular, Inc.	40,681	4,211,704
Synchrony Financial	41,952	2,418,533
		$15,734,302
Pharmaceuticals – 6.8%
AbbVie, Inc.	19,731	$ 3,672,136
Johnson & Johnson	50,523	7,841,675
Organon & Co.	65,866	607,285
Pfizer, Inc.	195,999	4,604,017
Vertex Pharmaceuticals, Inc. (a)	7,546	3,335,709
		$20,060,822
Railroad & Shipping – 1.6%
CSX Corp.	45,837	$ 1,447,991
Union Pacific Corp.	14,113	3,128,287
		$4,576,278
Real Estate – 2.1%
Essential Properties Realty Trust, REIT	30,460	$ 989,950
Jones Lang LaSalle, Inc. (a)	1,982	441,392
Simon Property Group, Inc., REIT	5,361	874,218
W.P. Carey, Inc., REIT	63,191	3,965,867
		$6,271,427
Real Estate - Office – 2.0%
Cousins Properties, Inc., REIT	122,655	$ 3,442,926
Highwoods Properties, Inc., REIT	86,603	2,572,109
		$6,015,035
Restaurants – 1.2%
Aramark	89,131	$ 3,609,806
Specialty Chemicals – 3.1%
Corteva, Inc.	51,834	$ 3,669,847
Linde PLC	5,610	2,623,124
RPM International, Inc.	24,323	2,768,930
		$9,061,901
Specialty Stores – 3.5%
Home Depot, Inc.	4,266	$ 1,571,125
O'Reilly Automotive, Inc. (a)	3,125	4,273,438
Target Corp.	22,707	2,134,685
TJX Cos., Inc.	13,130	1,666,197
4

MFS Blended Research Value Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Walmart Stores, Inc.	6,414	$ 633,190
		$10,278,635
Telecom Services – 2.0%
Liberty Global Ltd., “A” (a)	62,130	$ 598,312
T-Mobile USA, Inc.	21,593	5,229,825
		$5,828,137
Tobacco – 2.2%
Altria Group, Inc.	46,136	$ 2,796,303
Philip Morris International, Inc.	21,039	3,799,433
		$6,595,736
Utilities - Electric Power – 4.8%
Ameren Corp.	7,353	$ 712,359
Duke Energy Corp.	27,036	3,182,678
Edison International	33,135	1,843,963
Entergy Corp.	25,188	2,097,656
NextEra Energy, Inc.	56,016	3,956,970
PG&E Corp.	143,859	2,428,340
		$14,221,966
Total Common Stocks (Identified Cost, $226,987,664)		$292,942,528
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $2,013,676)	2,013,676	$ 2,013,676
Other Assets, Less Liabilities – 0.2%		595,821
Net Assets – 100.0%		$295,552,025
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,013,676 and $292,942,528, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Blended Research Value Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $226,987,664)	$292,942,528
Investments in affiliated issuers, at value (identified cost, $2,013,676)	2,013,676
Receivables for
Fund shares sold	164,007
Dividends	540,852
Receivable from investment adviser	19,173
Other assets	604
Total assets	$295,680,840
Liabilities
Payables for
Fund shares reacquired	$36,572
Payable to affiliates
Administrative services fee	398
Shareholder servicing costs	22,519
Distribution and service fees	746
Payable for independent Trustees' compensation	12
Payable for audit and tax fees	59,859
Accrued expenses and other liabilities	8,709
Total liabilities	$128,815
Net assets	$295,552,025
Net assets consist of
Paid-in capital	$215,310,579
Total distributable earnings (loss)	80,241,446
Net assets	$295,552,025
Shares of beneficial interest outstanding	18,718,877
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$28,907,128	1,819,990	$15.88
Class B	240,761	15,356	15.68
Class C	1,479,177	95,459	15.50
Class I	60,209,616	3,824,704	15.74
Class R1	119,287	7,640	15.61
Class R2	146,467	9,346	15.67
Class R3	263,187	16,765	15.70
Class R4	127,562	8,090	15.77
Class R6	204,058,840	12,921,527	15.79
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.85 [100 / 94.25 x $15.88]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS Blended Research Value Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$5,964,342
Dividends from affiliated issuers	121,618
Other	8,496
Foreign taxes withheld	(15,893)
Total investment income	$6,078,563
Expenses
Management fee	$1,171,496
Distribution and service fees	87,830
Shareholder servicing costs	80,701
Administrative services fee	51,120
Independent Trustees' compensation	7,373
Custodian fee	19,761
Shareholder communications	6,983
Audit and tax fees	72,046
Legal fees	1,440
Registration fees	132,426
Miscellaneous	35,477
Total expenses	$1,666,653
Reduction of expenses by investment adviser and distributor	(291,328)
Net expenses	$1,375,325
Net investment income (loss)	$4,703,238
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$26,852,214
Affiliated issuers	297
Net realized gain (loss)	$26,852,511
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(12,044,485)
Affiliated issuers	(412)
Net unrealized gain (loss)	$(12,044,897)
Net realized and unrealized gain (loss)	$14,807,614
Change in net assets from operations	$19,510,852
See Notes to Financial Statements
7

MFS Blended Research Value Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/25	5/31/24
Change in net assets
From operations
Net investment income (loss)	$4,703,238	$4,712,528
Net realized gain (loss)	26,852,511	16,512,216
Net unrealized gain (loss)	(12,044,897)	43,733,159
Change in net assets from operations	$19,510,852	$64,957,903
Total distributions to shareholders	$(29,000,528)	$(9,661,076)
Change in net assets from fund share transactions	$7,487,660	$3,544,009
Total change in net assets	$(2,002,016)	$58,840,836
Net assets
At beginning of period	297,554,041	238,713,205
At end of period	$295,552,025	$297,554,041
See Notes to Financial Statements
8

MFS Blended Research Value Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.53	$13.45	$15.05	$16.28	$11.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.22	$0.20	$0.19	$0.20
Net realized and unrealized gain (loss)	0.81	3.36	(0.68)	0.29	4.82
Total from investment operations	$1.03	$3.58	$(0.48)	$0.48	$5.02
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.18)	$(0.15)	$(0.01)	$(0.22)
From net realized gain	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$(1.68)	$(0.50)	$(1.12)	$(1.71)	$(0.22)
Net asset value, end of period (x)	$15.88	$16.53	$13.45	$15.05	$16.28
Total return (%) (r)(s)(t)(x)	6.23	27.03	(3.51)	3.02	44.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.84	0.85	0.86	0.86	0.86
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.34	1.49	1.41	1.17	1.48
Portfolio turnover rate	48	55	51	49	57
Net assets at end of period (000 omitted)	$28,907	$26,761	$22,380	$17,572	$68,612
Class B	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.30	$13.21	$14.85	$16.28	$11.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.10	$0.09	$0.09	$0.10
Net realized and unrealized gain (loss)	0.81	3.31	(0.68)	0.28	4.82
Total from investment operations	$0.90	$3.41	$(0.59)	$0.37	$4.92
Less distributions declared to shareholders
From net investment income	$(0.08)	$—	$(0.08)	$(0.10)	$(0.10)
From net realized gain	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$(1.52)	$(0.32)	$(1.05)	$(1.80)	$(0.10)
Net asset value, end of period (x)	$15.68	$16.30	$13.21	$14.85	$16.28
Total return (%) (r)(s)(t)(x)	5.51	26.05	(4.29)	2.32	43.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.59	1.60	1.61	1.60	1.61
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.59	0.71	0.67	0.56	0.73
Portfolio turnover rate	48	55	51	49	57
Net assets at end of period (000 omitted)	$241	$329	$560	$439	$140

See Notes to Financial Statements
9

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class C	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.16	$13.19	$14.78	$16.22	$11.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.11	$0.09	$0.08	$0.10
Net realized and unrealized gain (loss)	0.81	3.27	(0.67)	0.28	4.81
Total from investment operations	$0.90	$3.38	$(0.58)	$0.36	$4.91
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.09)	$(0.04)	$(0.10)	$(0.14)
From net realized gain	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$(1.56)	$(0.41)	$(1.01)	$(1.80)	$(0.14)
Net asset value, end of period (x)	$15.50	$16.16	$13.19	$14.78	$16.22
Total return (%) (r)(s)(t)(x)	5.52	25.97	(4.20)	2.29	43.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.59	1.60	1.61	1.61	1.61
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.59	0.75	0.67	0.53	0.72
Portfolio turnover rate	48	55	51	49	57
Net assets at end of period (000 omitted)	$1,479	$1,389	$966	$974	$873
Class I	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.40	$13.35	$14.93	$16.37	$11.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.26	$0.23	$0.25	$0.24
Net realized and unrealized gain (loss)	0.80	3.33	(0.67)	0.27	4.84
Total from investment operations	$1.06	$3.59	$(0.44)	$0.52	$5.08
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.22)	$(0.17)	$(0.26)	$(0.25)
From net realized gain	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$(1.72)	$(0.54)	$(1.14)	$(1.96)	$(0.25)
Net asset value, end of period (x)	$15.74	$16.40	$13.35	$14.93	$16.37
Total return (%) (r)(s)(t)(x)	6.48	27.34	(3.24)	3.25	44.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.59	0.60	0.61	0.61	0.61
Expenses after expense reductions	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.59	1.74	1.67	1.61	1.70
Portfolio turnover rate	48	55	51	49	57
Net assets at end of period (000 omitted)	$60,210	$59,883	$52,655	$56,857	$1,517

See Notes to Financial Statements
10

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.28	$13.26	$14.84	$16.22	$11.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.22	$0.20	$0.20	$0.10
Net realized and unrealized gain (loss)	0.79	3.31	(0.67)	0.28	4.80
Total from investment operations	$1.01	$3.53	$(0.47)	$0.48	$4.90
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.19)	$(0.14)	$(0.16)	$(0.13)
From net realized gain	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$(1.68)	$(0.51)	$(1.11)	$(1.86)	$(0.13)
Net asset value, end of period (x)	$15.61	$16.28	$13.26	$14.84	$16.22
Total return (%) (r)(s)(t)(x)	6.21	27.00	(3.49)	3.04	43.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.84	0.85	0.86	0.86	1.61
Expenses after expense reductions	0.74	0.74	0.74	0.74	1.49
Net investment income (loss)	1.34	1.49	1.42	1.27	0.72
Portfolio turnover rate	48	55	51	49	57
Net assets at end of period (000 omitted)	$119	$112	$88	$92	$89
Class R2	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.33	$13.30	$14.89	$16.31	$11.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.18	$0.16	$0.16	$0.17
Net realized and unrealized gain (loss)	0.80	3.32	(0.68)	0.29	4.83
Total from investment operations	$0.98	$3.50	$(0.52)	$0.45	$5.00
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.15)	$(0.10)	$(0.17)	$(0.19)
From net realized gain	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$(1.64)	$(0.47)	$(1.07)	$(1.87)	$(0.19)
Net asset value, end of period (x)	$15.67	$16.33	$13.30	$14.89	$16.31
Total return (%) (r)(s)(t)(x)	5.99	26.70	(3.79)	2.81	43.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.09	1.10	1.11	1.11	1.11
Expenses after expense reductions	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	1.09	1.24	1.17	1.03	1.23
Portfolio turnover rate	48	55	51	49	57
Net assets at end of period (000 omitted)	$146	$136	$105	$111	$104

See Notes to Financial Statements
11

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.36	$13.32	$14.90	$16.36	$11.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.22	$0.20	$0.21	$0.20
Net realized and unrealized gain (loss)	0.80	3.33	(0.67)	0.27	4.85
Total from investment operations	$1.02	$3.55	$(0.47)	$0.48	$5.05
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.19)	$(0.14)	$(0.24)	$(0.22)
From net realized gain	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$(1.68)	$(0.51)	$(1.11)	$(1.94)	$(0.22)
Net asset value, end of period (x)	$15.70	$16.36	$13.32	$14.90	$16.36
Total return (%) (r)(s)(t)(x)	6.24	27.01	(3.48)	3.02	44.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.84	0.85	0.86	0.86	0.86
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.33	1.49	1.43	1.33	1.48
Portfolio turnover rate	48	55	51	49	57
Net assets at end of period (000 omitted)	$263	$336	$292	$312	$103
Class R4	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.42	$13.37	$14.96	$16.37	$11.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.26	$0.23	$0.24	$0.23
Net realized and unrealized gain (loss)	0.81	3.33	(0.68)	0.30	4.85
Total from investment operations	$1.07	$3.59	$(0.45)	$0.54	$5.08
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.22)	$(0.17)	$(0.25)	$(0.25)
From net realized gain	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$(1.72)	$(0.54)	$(1.14)	$(1.95)	$(0.25)
Net asset value, end of period (x)	$15.77	$16.42	$13.37	$14.96	$16.37
Total return (%) (r)(s)(t)(x)	6.54	27.30	(3.29)	3.38	44.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.59	0.60	0.61	0.61	0.61
Expenses after expense reductions	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.59	1.74	1.67	1.53	1.73
Portfolio turnover rate	48	55	51	49	57
Net assets at end of period (000 omitted)	$128	$120	$94	$97	$94

See Notes to Financial Statements
12

MFS Blended Research Value Equity Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$16.44	$13.39	$14.97	$16.39	$11.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.27	$0.25	$0.25	$0.25
Net realized and unrealized gain (loss)	0.82	3.33	(0.68)	0.29	4.85
Total from investment operations	$1.09	$3.60	$(0.43)	$0.54	$5.10
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.23)	$(0.18)	$(0.26)	$(0.27)
From net realized gain	(1.44)	(0.32)	(0.97)	(1.70)	—
Total distributions declared to shareholders	$(1.74)	$(0.55)	$(1.15)	$(1.96)	$(0.27)
Net asset value, end of period (x)	$15.79	$16.44	$13.39	$14.97	$16.39
Total return (%) (r)(s)(t)(x)	6.60	27.34	(3.15)	3.41	44.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.52	0.53	0.53	0.52	0.52
Expenses after expense reductions	0.42	0.42	0.42	0.40	0.40
Net investment income (loss)	1.66	1.81	1.75	1.61	1.83
Portfolio turnover rate	48	55	51	49	57
Net assets at end of period (000 omitted)	$204,059	$208,489	$161,572	$162,638	$190,875
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Blended Research Value Equity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Blended Research Value Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
14

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$292,942,528	$—	$—	$292,942,528
Investment Companies	2,013,676	—	—	2,013,676
Total	$294,956,204	$—	$—	$294,956,204
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for
15

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/25	Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$10,320,028	$4,001,019
Long-term capital gains	18,680,500	5,660,057
Total distributions	$29,000,528	$9,661,076
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/25
Cost of investments	$230,228,976
Gross appreciation	76,271,826
Gross depreciation	(11,544,598)
Net unrealized appreciation (depreciation)	$64,727,228
Undistributed ordinary income	2,284,585
Undistributed long-term capital gain	13,229,633
Total distributable earnings (loss)	$80,241,446
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/25	Year ended 5/31/24
Class A	$2,684,044	$755,611
Class B	24,445	7,465
Class C	128,652	33,472
Class I	6,033,750	2,015,558
Class R1	11,597	3,373
Class R2	13,767	3,764
Class R3	35,044	10,245
Class R4	12,560	3,803
Class R6	20,056,669	6,827,785
Total	$29,000,528	$9,661,076
16

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the year ended May 31, 2025, this management fee reduction amounted to $39,786, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.44%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2026. For the year ended May 31, 2025, this reduction amounted to $251,536, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,015 for the year ended May 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 69,091
Class B	0.75%	0.25%	1.00%	1.00%	2,855
Class C	0.75%	0.25%	1.00%	1.00%	14,057
Class R1	0.75%	0.25%	1.00%	0.25%	292
Class R2	0.25%	0.25%	0.50%	0.50%	710
Class R3	—	0.25%	0.25%	0.25%	825
Total Distribution and Service Fees					$87,830
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial
17

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2025, this rebate amounted to $5 and $1 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the year ended May 31, 2025, the 0.75% distribution fee was not imposed for Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2025, were as follows:
Amount
Class A	$44
Class B	2
Class C	784
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2025, the fee was $9,715, which equated to 0.0033% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $70,986.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.0175% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$46
8/19/2024	Redemption	Class C	5,586	92,285
8/19/2024	Redemption	Class I	3	47
At May 31, 2025, MFS held approximately 83% of the outstanding shares of Class R2 and 100% of the outstanding shares of  Class R1 and Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended May 31, 2025, this reimbursement amounted to $8,401, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended May 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $139,983,452 and $153,736,861, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
18

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	399,110	$6,405,540	415,753	$6,372,300
Class B	—	—	2,517	39,020
Class C	28,347	445,650	34,440	498,408
Class I	286,208	4,579,721	375,968	5,545,503
Class R2	152	2,458	153	2,268
Class R3	1,172	19,436	493	7,620
Class R6	1,159,390	18,188,643	1,363,703	20,073,416
	1,874,379	$29,641,448	2,193,027	$32,538,535
Shares issued to shareholders in reinvestment of distributions
Class A	168,876	$2,683,438	50,632	$755,430
Class B	1,552	24,445	505	7,465
Class C	8,268	128,652	2,286	33,472
Class I	383,582	6,033,750	136,371	2,015,558
Class R1	743	11,597	229	3,373
Class R2	877	13,767	255	3,764
Class R3	2,231	35,044	694	10,245
Class R4	797	12,560	257	3,803
Class R6	1,271,018	20,056,669	460,714	6,827,785
	1,837,944	$28,999,922	651,943	$9,660,895
Shares reacquired
Class A	(367,063)	$(5,928,918)	(510,872)	$(7,578,399)
Class B	(6,376)	(104,177)	(25,210)	(356,139)
Class C	(27,102)	(426,932)	(24,057)	(353,613)
Class I	(497,481)	(8,141,696)	(804,331)	(12,009,873)
Class R2	(1)	(22)	(9)	(144)
Class R3	(7,151)	(113,088)	(2,576)	(37,300)
Class R6	(2,189,405)	(36,438,877)	(1,214,949)	(18,319,953)
	(3,094,579)	$(51,153,710)	(2,582,004)	$(38,655,421)
Net change
Class A	200,923	$3,160,060	(44,487)	$(450,669)
Class B	(4,824)	(79,732)	(22,188)	(309,654)
Class C	9,513	147,370	12,669	178,267
Class I	172,309	2,471,775	(291,992)	(4,448,812)
Class R1	743	11,597	229	3,373
Class R2	1,028	16,203	399	5,888
Class R3	(3,748)	(58,608)	(1,389)	(19,435)
Class R4	797	12,560	257	3,803
Class R6	241,003	1,806,435	609,468	8,581,248
	617,744	$7,487,660	262,966	$3,544,009
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2065 Fund were the owners of record of approximately 13%, 11%, 9%, 9%,  8%, 7%, 4%, 4%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
19

MFS Blended Research Value Equity Fund
Notes to Financial Statements  - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2025, the fund’s commitment fee and interest expense were $1,416 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,496,352	$36,041,047	$38,523,608	$297	$(412)	$2,013,676
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$121,618	$—
20

MFS Blended Research Value Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS Blended Research Value Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Value Equity Fund (the “Fund”), including the portfolio of investments, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
21

MFS Blended Research Value Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $22,119,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 50.90% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Value Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Value Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Value Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS Blended Research Growth Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Growth Equity Fund
Portfolio of Investments − 5/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 0.6%
Leidos Holdings, Inc.	17,340	$ 2,575,337
Apparel Manufacturers – 0.4%
VF Corp.	154,020	$ 1,919,089
Automotive – 2.2%
Aptiv PLC (a)	4,037	$ 269,712
Tesla, Inc. (a)	26,730	9,260,876
		$9,530,588
Broadcasting – 2.5%
Netflix, Inc. (a)	2,837	$ 3,424,912
Spotify Technology S.A. (a)	11,229	7,468,857
		$10,893,769
Business Services – 2.6%
Dropbox, Inc. (a)	128,378	$ 3,704,989
GoDaddy, Inc. (a)	10,873	1,980,517
Verisk Analytics, Inc., “A”	17,268	5,424,569
		$11,110,075
Computer Software – 18.9%
AppLovin Corp. (a)	12,246	$ 4,812,678
Atlassian Corp. (a)	20,925	4,344,658
Autodesk, Inc. (a)	16,505	4,887,461
Datadog, Inc., “A” (a)	12,053	1,420,808
Guidewire Software, Inc. (a)	25,729	5,532,249
HubSpot, Inc. (a)	1,933	1,140,277
Microsoft Corp.	98,682	45,429,245
Palantir Technologies, Inc. (a)	5,977	787,649
Pegasystems, Inc.	13,155	1,291,163
Salesforce, Inc.	10,846	2,878,203
ServiceNow, Inc. (a)	8,333	8,425,413
		$80,949,804
Computer Software - Systems – 9.0%
Apple, Inc.	192,968	$ 38,757,623
Construction – 1.1%
Builders FirstSource, Inc. (a)	31,073	$ 3,345,941
Mohawk Industries, Inc. (a)	15,668	1,576,357
		$4,922,298
Consumer Products – 1.2%
Colgate-Palmolive Co.	13,776	$ 1,280,341
Kimberly-Clark Corp.	25,823	3,712,315
		$4,992,656
BRWFS-ANN
1

MFS Blended Research Growth Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 2.3%
Booking Holdings, Inc.	1,449	$ 7,996,930
Expedia Group, Inc.	11,178	1,863,931
		$9,860,861
Electrical Equipment – 0.7%
Amphenol Corp., “A”	31,822	$ 2,861,752
Electronics – 16.3%
Applied Materials, Inc.	25,727	$ 4,032,707
Broadcom, Inc.	42,800	10,360,596
Lam Research Corp.	69,087	5,581,539
NVIDIA Corp.	369,584	49,941,886
		$69,916,728
Food & Beverages – 0.2%
Monster Worldwide, Inc. (a)	12,006	$ 767,784
Gaming & Lodging – 0.2%
DraftKings, Inc. (a)	21,295	$ 764,065
Health Maintenance Organizations – 1.3%
Cigna Group	12,394	$ 3,924,436
Humana, Inc.	6,195	1,444,240
		$5,368,676
Insurance – 2.6%
Ameriprise Financial, Inc.	10,417	$ 5,304,753
Equitable Holdings, Inc.	107,931	5,706,312
		$11,011,065
Interactive Media Services – 10.3%
Alphabet, Inc., “A”	84,435	$ 14,500,867
Alphabet, Inc., “C”	43,313	7,486,652
Meta Platforms, Inc., “A”	34,171	22,125,381
		$44,112,900
Leisure & Toys – 1.3%
Roblox Corp., “A” (a)	63,008	$ 5,480,436
Machinery & Tools – 1.1%
Flowserve Corp.	17,449	$ 870,880
Trane Technologies PLC	3,172	1,364,816
Wabtec Corp.	11,607	2,348,328
		$4,584,024
Medical & Health Technology & Services – 2.7%
IQVIA Holdings, Inc. (a)	16,785	$ 2,355,439
McKesson Corp.	4,219	3,035,612
Veeva Systems, Inc. (a)	21,514	6,017,466
		$11,408,517
2

MFS Blended Research Growth Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 0.1%
DexCom, Inc. (a)	5,665	$ 486,057
Network & Telecom – 1.4%
Qualcomm, Inc.	41,897	$ 6,083,444
Other Banks & Diversified Financials – 5.5%
American Express Co.	18,012	$ 5,296,429
Mastercard, Inc., “A”	8,613	5,043,773
Northern Trust Corp.	41,426	4,421,811
Popular, Inc.	25,570	2,647,262
Synchrony Financial	13,220	762,133
Visa, Inc., “A”	14,821	5,412,481
		$23,583,889
Pharmaceuticals – 3.3%
AbbVie, Inc.	19,497	$ 3,628,587
Eli Lilly & Co.	6,332	4,670,926
Incyte Corp. (a)	17,599	1,144,991
Pfizer, Inc.	140,076	3,290,385
Sarepta Therapeutics, Inc. (a)	6,780	254,928
Vertex Pharmaceuticals, Inc. (a)	2,542	1,123,691
		$14,113,508
Printing & Publishing – 0.6%
Lamar Advertising Co., REIT	22,572	$ 2,720,829
Real Estate – 0.3%
Jones Lang LaSalle, Inc. (a)	5,402	$ 1,203,025
Simon Property Group, Inc., REIT	1,296	211,339
		$1,414,364
Specialty Chemicals – 0.3%
RPM International, Inc.	11,521	$ 1,311,551
Specialty Stores – 10.1%
Amazon.com, Inc. (a)	146,855	$ 30,106,743
Carvana Co. (a)	4,054	1,326,307
Costco Wholesale Corp.	2,476	2,575,486
Home Depot, Inc.	733	269,957
O'Reilly Automotive, Inc. (a)	4,014	5,489,145
Ross Stores, Inc.	2,017	282,561
Target Corp.	27,261	2,562,807
TJX Cos., Inc.	7,188	912,157
		$43,525,163
Utilities - Electric Power – 0.3%
NRG Energy, Inc.	8,758	$ 1,365,372
Total Common Stocks (Identified Cost, $233,018,096)		$426,392,224
3

MFS Blended Research Growth Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $2,522,680)	2,522,680	$ 2,522,680
Other Assets, Less Liabilities – 0.0%		189,033
Net Assets – 100.0%		$429,103,937
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,522,680 and $426,392,224, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Blended Research Growth Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $233,018,096)	$426,392,224
Investments in affiliated issuers, at value (identified cost, $2,522,680)	2,522,680
Receivables for
Fund shares sold	481,002
Dividends	231,334
Receivable from investment adviser	42,943
Other assets	684
Total assets	$429,670,867
Liabilities
Payables for
Fund shares reacquired	$438,017
Payable to affiliates
Administrative services fee	538
Shareholder servicing costs	55,234
Distribution and service fees	2,876
Payable for independent Trustees' compensation	12
Payable for audit and tax fees	59,359
Accrued expenses and other liabilities	10,894
Total liabilities	$566,930
Net assets	$429,103,937
Net assets consist of
Paid-in capital	$226,261,764
Total distributable earnings (loss)	202,842,173
Net assets	$429,103,937
Shares of beneficial interest outstanding	17,235,300
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$118,764,833	4,813,075	$24.68
Class B	514,290	21,950	23.43
Class C	3,465,910	148,177	23.39
Class I	101,949,132	4,083,422	24.97
Class R1	840,287	35,866	23.43
Class R2	501,730	20,376	24.62
Class R3	1,135,172	45,695	24.84
Class R4	195,236	7,806	25.01
Class R6	201,737,347	8,058,933	25.03
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $26.19 [100 / 94.25 x $24.68]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS Blended Research Growth Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$2,662,765
Dividends from affiliated issuers	174,995
Other	7,881
Foreign taxes withheld	(9,609)
Total investment income	$2,836,032
Expenses
Management fee	$1,519,231
Distribution and service fees	302,160
Shareholder servicing costs	183,449
Administrative services fee	63,046
Independent Trustees' compensation	8,885
Custodian fee	23,507
Shareholder communications	14,889
Audit and tax fees	71,059
Legal fees	1,919
Registration fees	142,645
Miscellaneous	35,978
Total expenses	$2,366,768
Reduction of expenses by investment adviser and distributor	(344,517)
Net expenses	$2,022,251
Net investment income (loss)	$813,781
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$25,408,447
Affiliated issuers	1,135
Net realized gain (loss)	$25,409,582
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$30,803,472
Affiliated issuers	(196)
Net unrealized gain (loss)	$30,803,276
Net realized and unrealized gain (loss)	$56,212,858
Change in net assets from operations	$57,026,639
See Notes to Financial Statements
6

MFS Blended Research Growth Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/25	5/31/24
Change in net assets
From operations
Net investment income (loss)	$813,781	$738,515
Net realized gain (loss)	25,409,582	15,260,913
Net unrealized gain (loss)	30,803,276	75,679,924
Change in net assets from operations	$57,026,639	$91,679,352
Total distributions to shareholders	$(18,266,705)	$(1,770,465)
Change in net assets from fund share transactions	$51,538,250	$3,268,090
Total change in net assets	$90,298,184	$93,176,977
Net assets
At beginning of period	338,805,753	245,628,776
At end of period	$429,103,937	$338,805,753
See Notes to Financial Statements
7

MFS Blended Research Growth Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$22.33	$16.25	$15.89	$20.10	$15.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.00(w)	$0.07	$0.01	$0.02
Net realized and unrealized gain (loss)	3.54	6.19	0.62	(0.76)	5.50
Total from investment operations	$3.54	$6.19	$0.69	$(0.75)	$5.52
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.11)	$(0.00)(w)	$—	$(0.04)
From net realized gain	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$(1.19)	$(0.11)	$(0.33)	$(3.46)	$(1.21)
Net asset value, end of period (x)	$24.68	$22.33	$16.25	$15.89	$20.10
Total return (%) (r)(s)(t)(x)	15.64	38.18	4.54	(6.92)	35.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83	0.85	0.87	0.86	0.86
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.00(w)	0.01	0.50	0.03	0.08
Portfolio turnover rate	46	48	64	55	71
Net assets at end of period (000 omitted)	$118,765	$72,063	$19,925	$15,472	$71,049
Class B	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$21.37	$15.59	$15.37	$19.67	$15.55
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.13)	$(0.04)	$(0.14)	$(0.12)
Net realized and unrealized gain (loss)	3.37	5.92	0.59	(0.70)	5.41
Total from investment operations	$3.20	$5.79	$0.55	$(0.84)	$5.29
Less distributions declared to shareholders
From net investment income	$—	$(0.01)	$—	$—	$—
From net realized gain	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$(1.14)	$(0.01)	$(0.33)	$(3.46)	$(1.17)
Net asset value, end of period (x)	$23.43	$21.37	$15.59	$15.37	$19.67
Total return (%) (r)(s)(t)(x)	14.76	37.14	3.77	(7.58)	34.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58	1.60	1.62	1.63	1.61
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.74)	(0.73)	(0.24)	(0.73)	(0.67)
Portfolio turnover rate	46	48	64	55	71
Net assets at end of period (000 omitted)	$514	$854	$478	$467	$550

See Notes to Financial Statements
8

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class C	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$21.34	$15.58	$15.36	$19.66	$15.54
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.14)	$(0.04)	$(0.14)	$(0.12)
Net realized and unrealized gain (loss)	3.36	5.93	0.59	(0.70)	5.41
Total from investment operations	$3.19	$5.79	$0.55	$(0.84)	$5.29
Less distributions declared to shareholders
From net investment income	$—	$(0.03)	$—	$—	$—
From net realized gain	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$(1.14)	$(0.03)	$(0.33)	$(3.46)	$(1.17)
Net asset value, end of period (x)	$23.39	$21.34	$15.58	$15.36	$19.66
Total return (%) (r)(s)(t)(x)	14.73	37.16	3.77	(7.58)	34.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58	1.60	1.62	1.63	1.60
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.74)	(0.73)	(0.26)	(0.74)	(0.67)
Portfolio turnover rate	46	48	64	55	71
Net assets at end of period (000 omitted)	$3,466	$2,067	$1,056	$874	$859
Class I	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$22.57	$16.39	$16.00	$20.21	$15.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.05	$0.11	$0.05	$0.06
Net realized and unrealized gain (loss)	3.57	6.25	0.63	(0.75)	5.54
Total from investment operations	$3.63	$6.30	$0.74	$(0.70)	$5.60
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.12)	$(0.02)	$(0.05)	$(0.09)
From net realized gain	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$(1.23)	$(0.12)	$(0.35)	$(3.51)	$(1.26)
Net asset value, end of period (x)	$24.97	$22.57	$16.39	$16.00	$20.21
Total return (%) (r)(s)(t)(x)	15.90	38.56	4.81	(6.66)	36.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58	0.60	0.62	0.64	0.60
Expenses after expense reductions	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.26	0.27	0.76	0.27	0.33
Portfolio turnover rate	46	48	64	55	71
Net assets at end of period (000 omitted)	$101,949	$67,182	$54,445	$53,045	$4,866

See Notes to Financial Statements
9

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$21.37	$15.58	$15.36	$19.66	$15.54
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.17)	$(0.13)	$(0.03)	$(0.13)	$(0.12)
Net realized and unrealized gain (loss)	3.37	5.92	0.58	(0.71)	5.41
Total from investment operations	$3.20	$5.79	$0.55	$(0.84)	$5.29
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$—
From net realized gain	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$(1.14)	$—	$(0.33)	$(3.46)	$(1.17)
Net asset value, end of period (x)	$23.43	$21.37	$15.58	$15.36	$19.66
Total return (%) (r)(s)(t)(x)	14.76	37.16	3.77	(7.58)	34.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58	1.60	1.62	1.63	1.60
Expenses after expense reductions	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.74)	(0.73)	(0.23)	(0.70)	(0.67)
Portfolio turnover rate	46	48	64	55	71
Net assets at end of period (000 omitted)	$840	$1,144	$918	$495	$320
Class R2	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$22.30	$16.23	$15.91	$20.15	$15.84
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)	$(0.04)	$0.04	$(0.04)	$(0.03)
Net realized and unrealized gain (loss)	3.52	6.17	0.61	(0.74)	5.52
Total from investment operations	$3.46	$6.13	$0.65	$(0.78)	$5.49
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$—	$—	$(0.01)
From net realized gain	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$(1.14)	$(0.06)	$(0.33)	$(3.46)	$(1.18)
Net asset value, end of period (x)	$24.62	$22.30	$16.23	$15.91	$20.15
Total return (%) (r)(s)(t)(x)	15.32	37.82	4.28	(7.07)	35.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08	1.10	1.12	1.13	1.11
Expenses after expense reductions	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	(0.24)	(0.23)	0.25	(0.23)	(0.17)
Portfolio turnover rate	46	48	64	55	71
Net assets at end of period (000 omitted)	$502	$383	$253	$200	$182

See Notes to Financial Statements
10

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$22.47	$16.33	$15.97	$20.17	$15.85
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.00(w)	$0.08	$0.00	$0.02
Net realized and unrealized gain (loss)	3.56	6.23	0.61	(0.74)	5.52
Total from investment operations	$3.54	$6.23	$0.69	$(0.74)	$5.54
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.09)	$(0.00)(w)	$—	$(0.05)
From net realized gain	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$(1.17)	$(0.09)	$(0.33)	$(3.46)	$(1.22)
Net asset value, end of period (x)	$24.84	$22.47	$16.33	$15.97	$20.17
Total return (%) (r)(s)(t)(x)	15.58	38.22	4.52	(6.85)	35.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.85	0.85	0.87	0.88	0.85
Expenses after expense reductions	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	(0.09)	0.02	0.51	0.02	0.08
Portfolio turnover rate	46	48	64	55	71
Net assets at end of period (000 omitted)	$1,135	$203	$147	$122	$130
Class R4	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$22.60	$16.42	$16.03	$20.23	$15.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.05	$0.11	$0.05	$0.06
Net realized and unrealized gain (loss)	3.58	6.25	0.63	(0.75)	5.56
Total from investment operations	$3.64	$6.30	$0.74	$(0.70)	$5.62
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.12)	$(0.02)	$(0.04)	$(0.09)
From net realized gain	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$(1.23)	$(0.12)	$(0.35)	$(3.50)	$(1.26)
Net asset value, end of period (x)	$25.01	$22.60	$16.42	$16.03	$20.23
Total return (%) (r)(s)(t)(x)	15.92	38.51	4.80	(6.64)	36.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58	0.60	0.62	0.63	0.60
Expenses after expense reductions	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.26	0.27	0.76	0.27	0.33
Portfolio turnover rate	46	48	64	55	71
Net assets at end of period (000 omitted)	$195	$168	$122	$116	$124

See Notes to Financial Statements
11

MFS Blended Research Growth Equity Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$22.62	$16.43	$16.03	$20.23	$15.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.06	$0.13	$0.07	$0.08
Net realized and unrealized gain (loss)	3.58	6.26	0.62	(0.75)	5.53
Total from investment operations	$3.66	$6.32	$0.75	$(0.68)	$5.61
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.13)	$(0.02)	$(0.06)	$(0.10)
From net realized gain	(1.14)	—	(0.33)	(3.46)	(1.17)
Total distributions declared to shareholders	$(1.25)	$(0.13)	$(0.35)	$(3.52)	$(1.27)
Net asset value, end of period (x)	$25.03	$22.62	$16.43	$16.03	$20.23
Total return (%) (r)(s)(t)(x)	15.97	38.63	4.91	(6.57)	36.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.51	0.53	0.54	0.54	0.52
Expenses after expense reductions	0.42	0.42	0.42	0.40	0.40
Net investment income (loss)	0.33	0.34	0.82	0.36	0.42
Portfolio turnover rate	46	48	64	55	71
Net assets at end of period (000 omitted)	$201,737	$194,742	$168,286	$158,585	$185,568
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Blended Research Growth Equity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Blended Research Growth Equity Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust).  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
13

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$426,392,224	$—	$—	$426,392,224
Investment Companies	2,522,680	—	—	2,522,680
Total	$428,914,904	$—	$—	$428,914,904
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
14

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/25	Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$4,715,175	$1,770,465
Long-term capital gains	13,551,530	—
Total distributions	$18,266,705	$1,770,465
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/25
Cost of investments	$237,981,272
Gross appreciation	200,481,357
Gross depreciation	(9,547,725)
Net unrealized appreciation (depreciation)	$190,933,632
Undistributed ordinary income	4,110,478
Undistributed long-term capital gain	7,798,063
Total distributable earnings (loss)	$202,842,173
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/25	Year ended 5/31/24
Class A	$4,890,778	$197,828
Class B	40,569	327
Class C	136,161	2,119
Class I	3,952,537	354,433
Class R1	58,364	—
Class R2	20,600	960
Class R3	10,696	785
Class R4	9,192	900
Class R6	9,147,808	1,213,113
Total	$18,266,705	$1,770,465
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
15

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the year ended May 31, 2025, this management fee reduction amounted to $51,679, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.43%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2026. For the year ended May 31, 2025, this reduction amounted to $292,808, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $37,957 for the year ended May 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 251,359
Class B	0.75%	0.25%	1.00%	1.00%	7,232
Class C	0.75%	0.25%	1.00%	1.00%	28,951
Class R1	0.75%	0.25%	1.00%	1.00%	11,398
Class R2	0.25%	0.25%	0.50%	0.50%	2,206
Class R3	—	0.25%	0.25%	0.25%	1,014
Total Distribution and Service Fees					$302,160
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2025, this rebate amounted to $24 and $6 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2025, were as follows:
16

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
Amount
Class A	$1,008
Class B	24
Class C	231
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2025, the fee was $30,621, which equated to 0.0081% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $152,828.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.0166% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$36
8/19/2024	Redemption	Class C	5,968	72,131
8/19/2024	Redemption	Class I	2	30
At May 31, 2025, MFS held 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended May 31, 2025, this reimbursement amounted to $7,774, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended May 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $205,930,341 and $172,212,716, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
17

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,620,692	$63,759,642	2,472,567	$48,709,454
Class B	7,839	190,748	27,001	476,842
Class C	72,382	1,665,969	44,993	841,502
Class I	1,770,690	43,706,811	878,377	16,863,761
Class R1	1,861	42,440	2,314	40,516
Class R2	4,485	107,203	1,602	30,587
Class R3	49,371	1,135,062	102	1,883
Class R6	1,659,352	37,677,050	1,184,199	22,708,762
	6,186,672	$148,284,925	4,611,155	$89,673,307
Shares issued to shareholders in reinvestment of distributions
Class A	190,256	$4,885,764	10,404	$197,566
Class B	1,658	40,569	18	327
Class C	5,560	135,766	116	2,110
Class I	152,313	3,952,531	18,488	354,414
Class R1	2,385	58,364	—	—
Class R2	803	20,600	51	960
Class R3	414	10,696	41	785
Class R4	353	9,192	47	900
Class R6	351,704	9,147,808	63,150	1,213,113
	705,446	$18,261,290	92,315	$1,770,175
Shares reacquired
Class A	(1,224,773)	$(28,991,437)	(482,376)	$(9,674,938)
Class B	(27,508)	(640,037)	(17,707)	(307,388)
Class C	(26,629)	(615,925)	(16,013)	(294,397)
Class I	(816,651)	(20,180,890)	(1,241,959)	(23,036,762)
Class R1	(21,913)	(488,423)	(7,701)	(143,522)
Class R2	(2,063)	(47,211)	(90)	(1,782)
Class R3	(13,117)	(265,526)	(92)	(1,763)
Class R6	(2,561,651)	(63,778,516)	(2,882,734)	(54,714,840)
	(4,694,305)	$(115,007,965)	(4,648,672)	$(88,175,392)
Net change
Class A	1,586,175	$39,653,969	2,000,595	$39,232,082
Class B	(18,011)	(408,720)	9,312	169,781
Class C	51,313	1,185,810	29,096	549,215
Class I	1,106,352	27,478,452	(345,094)	(5,818,587)
Class R1	(17,667)	(387,619)	(5,387)	(103,006)
Class R2	3,225	80,592	1,563	29,765
Class R3	36,668	880,232	51	905
Class R4	353	9,192	47	900
Class R6	(550,595)	(16,953,658)	(1,635,385)	(30,792,965)
	2,197,813	$51,538,250	54,798	$3,268,090
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 9%, 7%, 6%, 6%, 5%, 5%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
18

MFS Blended Research Growth Equity Fund
Notes to Financial Statements  - continued
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2025, the fund’s commitment fee and interest expense were $1,727 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,969,671	$69,225,522	$68,673,452	$1,135	$(196)	$2,522,680
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$174,995	$—
19

MFS Blended Research Growth Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS Blended Research Growth Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Growth Equity Fund (the “Fund”), including the portfolio of investments, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
20

MFS Blended Research Growth Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $17,012,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 48.05% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Growth Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Growth Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Growth Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

MFS Emerging Markets Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Equity Fund
Portfolio of Investments − 5/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Airlines – 0.3%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	956,133	$ 11,824,973
Grupo Aeroportuario del Sureste, “B”	481,905	15,465,136
		$27,290,109
Alcoholic Beverages – 3.3%
Ambev S.A., ADR	25,319,971	$ 61,780,729
China Resources Beer Holdings Co. Ltd.	18,489,000	58,396,725
Kweichow Moutai Co. Ltd., “A”	572,600	121,112,768
Wuliangye Yibin Co. Ltd., “A”	2,137,518	37,559,362
		$278,849,584
Automotive – 3.7%
BYD Co. Ltd.	1,100,000	$ 54,580,525
Hero MotoCorp Ltd.	842,511	42,426,324
Mahindra & Mahindra Ltd.	3,007,032	104,602,195
Maruti Suzuki India Ltd.	367,358	52,883,239
PT Astra International Tbk	198,920,900	59,224,454
		$313,716,737
Biotechnology – 0.6%
Hugel, Inc. (a)	195,977	$ 47,052,094
Brokerage & Asset Managers – 0.3%
B3 S.A. - Brasil Bolsa Balcao	10,707,100	$ 26,114,878
Business Services – 3.8%
Infosys Ltd.	9,163,165	$ 167,330,154
Tata Consultancy Services Ltd.	3,113,277	126,000,860
Tech Mahindra Ltd.	1,262,961	23,228,446
		$316,559,460
Chemicals – 0.7%
UPL Ltd.	8,342,986	$ 61,514,815
Computer Software – 0.8%
Kingsoft Corp.	15,801,800	$ 67,309,449
Computer Software - Systems – 5.1%
EPAM Systems, Inc. (a)	307,641	$ 53,680,278
Hon Hai Precision Industry Co. Ltd.	10,672,000	54,689,774
Lenovo Group Ltd.	40,218,000	45,921,815
Samsung Electronics Co. Ltd.	6,757,030	275,237,433
		$429,529,300
Conglomerates – 0.6%
LG Corp.	946,203	$ 48,692,044
FEMFS-ANN
1

MFS Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 3.4%
Anhui Conch Cement Co. Ltd.	16,446,500	$ 42,755,562
Beijing New Building Materials PLC, “A”	11,846,894	47,201,536
Gree Electric Appliances, Inc., “A”	8,540,239	55,093,339
Midea Group Co. Ltd., “A” (a)	7,115,201	78,003,567
Techtronic Industries Co. Ltd.	5,508,000	61,319,328
		$284,373,332
Consumer Services – 0.2%
MakeMyTrip Ltd. (a)	162,990	$ 16,564,674
Electronics – 12.8%
ASE Technology Holding Co. Ltd	23,028,000	$ 106,040,142
MediaTek, Inc.	2,282,000	94,613,029
SK Hynix, Inc.	238,965	35,419,542
SK Square Co. Ltd. (a)	578,139	48,104,919
Taiwan Semiconductor Manufacturing Co. Ltd.	24,989,695	794,629,988
		$1,078,807,620
Energy - Independent – 2.2%
Bharat Petroleum Corp. Ltd.	21,661,091	$ 80,594,699
PT United Tractors Tbk	31,720,900	43,716,035
Reliance Industries Ltd.	3,785,568	62,856,133
		$187,166,867
Energy - Integrated – 3.3%
Galp Energia SGPS S.A., “B”	4,351,174	$ 69,389,899
Petroleo Brasileiro S.A., ADR	6,755,502	77,958,493
Petroleo Brasileiro S.A., ADR	3,232,276	34,973,226
Petronet LNG Ltd.	14,796,919	53,135,766
Saudi Arabian Oil Co.	6,142,040	40,928,925
		$276,386,309
Engineering - Construction – 0.6%
Doosan Bobcat, Inc.	1,469,773	$ 49,935,389
Food & Beverages – 2.3%
Gruma S.A.B. de C.V.	3,602,459	$ 67,886,925
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	15,011,727	63,211,663
Orion Corp.	765,914	61,286,443
		$192,385,031
Food & Drug Stores – 1.7%
BIM Birlesik Magazalar A.S.	5,336,303	$ 64,975,892
Walmart de Mexico S.A.B. de C.V.	24,808,291	81,474,951
		$146,450,843
Gaming & Lodging – 0.9%
ITC Hotels Ltd. (a)	1,331,221	$ 3,367,449
Sands China Ltd.	36,167,600	70,602,798
		$73,970,247
2

MFS Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.9%
AIA Group Ltd.	11,238,800	$ 93,317,909
DB Insurance Co. Ltd.	881,680	64,223,266
Hyundai Marine & Fire Insurance Co. Ltd. (a)	3,600,337	63,541,499
Ping An Insurance Co. of China Ltd., “H”	20,817,500	121,636,296
Samsung Fire & Marine Insurance Co. Ltd.	231,388	67,838,259
		$410,557,229
Interactive Media Services – 0.2%
Baidu, Inc., ADR (a)	180,036	$ 14,744,948
Leisure & Toys – 8.1%
NetEase, Inc., ADR	1,197,505	$ 145,808,209
Tencent Holdings Ltd.	8,524,300	537,312,984
		$683,121,193
Machinery & Tools – 1.6%
Delta Electronics, Inc.	10,749,000	$ 132,398,081
Major Banks – 3.9%
Banco Bradesco S.A., ADR	38,659,212	$ 111,338,530
Bandhan Bank Ltd.	16,869,762	33,550,275
National Bank of Greece S.A	5,107,829	60,896,693
Nedbank Group Ltd.	4,408,021	62,630,300
OTP Bank PLC	723,038	54,836,573
		$323,252,371
Metals & Mining – 2.2%
Industries Qatar Q.P.S.C.	15,485,856	$ 50,400,273
Vale S.A., ADR	14,770,580	134,855,395
		$185,255,668
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	12,016,700	$ 31,837,386
Network & Telecom – 0.7%
Accton Technology Corp.	911,000	$ 22,300,878
GDS Holdings Ltd., “A” (a)	4,695,700	13,972,257
GDS Holdings Ltd., ADR (a)(l)	1,082,380	25,641,582
		$61,914,717
Oil Services – 1.1%
ADNOC Drilling Co. PJSC	25,149,738	$ 35,947,761
Samsung E&A Co. Ltd.	3,699,856	58,325,627
		$94,273,388
Other Banks & Diversified Financials – 15.1%
Bangkok Bank Public Co. Ltd.	14,831,700	$ 64,156,619
Bank Negara Indonesia PT	292,103,500	80,512,260
China Construction Bank Corp.	205,010,490	183,331,737
China Merchants Bank Co. Ltd.	17,599,000	109,214,435
Credicorp Ltd.	343,108	72,673,705
Emirates NBD Bank PJSC	11,584,447	70,648,411
Grupo Financiero Banorte S.A. de C.V.	8,064,271	71,287,889
3

MFS Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
HDFC Bank Ltd.	8,748,127	$ 198,489,037
Kasikornbank Co. Ltd.	23,733,900	111,701,700
KB Financial Group, Inc.	1,074,269	80,854,973
Kotak Mahindra Bank Ltd.	5,677,732	137,652,242
PT Bank Central Asia Tbk	87,702,500	50,607,950
Saudi Awwal Bank	2,801,579	25,203,122
Sberbank of Russia PJSC (a)(u)	50,760,059	0
State Bank of India	1,752,766	16,637,707
		$1,272,971,787
Pharmaceuticals – 0.3%
WuXi AppTec Co. Ltd.	100,300	$ 872,304
WuXi AppTec Co. Ltd., “A”	2,933,300	25,774,665
		$26,646,969
Precious Metals & Minerals – 0.8%
Gold Fields Ltd., ADR	2,893,265	$ 66,545,095
Real Estate – 1.7%
Emaar Properties PJSC	25,674,804	$ 91,920,412
Hang Lung Properties Ltd.	37,979,000	30,030,200
SM Investments Corp.	1,571,550	23,519,029
		$145,469,641
Specialty Stores – 6.3%
Alibaba Group Holding Ltd.	21,330,448	$ 305,549,009
Meituan, “B” (a)	5,114,700	88,455,462
PDD Holdings, Inc., ADR (a)	968,511	93,470,996
Vipshop Holdings Ltd., ADR	2,902,482	40,025,227
		$527,500,694
Telecom Services – 2.3%
Etihad Etisalat Co.	4,356,396	$ 69,207,203
Hellenic Telecommunications Organization S.A.	2,597,254	50,104,399
PT Telekom Indonesia	406,299,600	70,335,474
		$189,647,076
Tobacco – 1.7%
British American Tobacco PLC	1,706,484	$ 76,656,332
ITC Ltd.	13,632,697	66,598,294
		$143,254,626
Utilities - Electric Power – 0.4%
NTPC Ltd.	8,895,249	$ 34,707,843
Total Common Stocks (Identified Cost, $6,739,821,647)		$8,266,767,494
Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $109,270,703)	109,270,703	$ 109,270,703
4

MFS Emerging Markets Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.25% (j) (Identified Cost, $13,564,680)	13,564,680	$ 13,564,680
Other Assets, Less Liabilities – 0.2%		17,267,693
Net Assets – 100.0%		$8,406,870,570
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $109,270,703 and $8,280,332,174, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
5

MFS Emerging Markets Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/25 Assets
Investments in unaffiliated issuers, at value, including $12,508,320 of securities on loan (identified cost, $6,753,386,327)	$8,280,332,174
Investments in affiliated issuers, at value (identified cost, $109,270,703)	109,270,703
Cash	1,108
Foreign currency, at value (identified cost, $9,263,404)	9,256,410
Receivables for
Investments sold	12,922,755
Fund shares sold	3,921,844
Interest and dividends	33,867,244
Other assets	9,040
Total assets	$8,449,581,278
Liabilities
Payables for
Investments purchased	$2,966,604
Fund shares reacquired	842,065
Collateral for securities loaned, at value	13,564,680
Payable to affiliates
Investment adviser	380,178
Administrative services fee	4,504
Shareholder servicing costs	121,158
Distribution and service fees	3,995
Payable for independent Trustees' compensation	13
Deferred foreign capital gains tax expense payable	23,202,747
Accrued expenses and other liabilities	1,624,764
Total liabilities	$42,710,708
Net assets	$8,406,870,570
Net assets consist of
Paid-in capital	$7,687,781,085
Total distributable earnings (loss)	719,089,485
Net assets	$8,406,870,570
Shares of beneficial interest outstanding	220,736,265
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$172,689,965	4,801,712	$35.96
Class B	259,188	7,849	33.02
Class C	2,419,068	75,575	32.01
Class I	125,651,360	3,295,374	38.13
Class R1	1,069,695	34,033	31.43
Class R2	2,188,940	67,341	32.50
Class R3	1,992,584	55,477	35.92
Class R4	6,693,733	186,957	35.80
Class R6	8,093,906,037	212,211,947	38.14
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $38.15 [100 / 94.25 x $35.96]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS Emerging Markets Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$291,610,231
Dividends from affiliated issuers	6,110,334
Other	1,703,302
Income on securities loaned	168,171
Interest	444
Foreign taxes withheld	(30,266,159)
Total investment income	$269,326,323
Expenses
Management fee	$70,308,426
Distribution and service fees	476,088
Shareholder servicing costs	539,178
Administrative services fee	598,344
Independent Trustees' compensation	136,057
Custodian fee	3,695,471
Shareholder communications	428,605
Audit and tax fees	149,927
Legal fees	38,774
Miscellaneous	374,829
Total expenses	$76,745,699
Reduction of expenses by investment adviser and distributor	(3,086,056)
Net expenses	$73,659,643
Net investment income (loss)	$195,666,680
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $8,271,373 foreign capital gains tax)	$165,889,785
Affiliated issuers	(2,725)
Foreign currency	(2,535,128)
Net realized gain (loss)	$163,351,932
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $17,254,241 increase in deferred foreign capital gains tax)	$922,794,979
Affiliated issuers	(11,383)
Translation of assets and liabilities in foreign currencies	130,056
Net unrealized gain (loss)	$922,913,652
Net realized and unrealized gain (loss)	$1,086,265,584
Change in net assets from operations	$1,281,932,264
See Notes to Financial Statements
7

MFS Emerging Markets Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/25	5/31/24
Change in net assets
From operations
Net investment income (loss)	$195,666,680	$182,227,475
Net realized gain (loss)	163,351,932	(233,675,613)
Net unrealized gain (loss)	922,913,652	846,907,442
Change in net assets from operations	$1,281,932,264	$795,459,304
Total distributions to shareholders	$(200,003,459)	$(195,005,589)
Change in net assets from fund share transactions	$(223,693,279)	$43,328,238
Total change in net assets	$858,235,526	$643,781,953
Net assets
At beginning of period	7,548,635,044	6,904,853,091
At end of period	$8,406,870,570	$7,548,635,044
See Notes to Financial Statements
8

MFS Emerging Markets Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$31.50	$29.10	$30.53	$41.38	$28.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.70	$0.64	$0.62	$0.49	$0.33
Net realized and unrealized gain (loss)	4.55	2.51	(1.77)	(10.64)	13.12
Total from investment operations	$5.25	$3.15	$(1.15)	$(10.15)	$13.45
Less distributions declared to shareholders
From net investment income	$(0.79)	$(0.75)	$(0.28)	$(0.70)	$(0.20)
Net asset value, end of period (x)	$35.96	$31.50	$29.10	$30.53	$41.38
Total return (%) (r)(s)(t)(x)	16.88	10.99	(3.75)	(24.78)	47.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.35	1.36	1.38	1.35	1.34
Expenses after expense reductions	1.31	1.31	1.31	1.31	1.31
Net investment income (loss)	2.07	2.11	2.18	1.38	0.89
Portfolio turnover rate	36	34	36	38	37
Net assets at end of period (000 omitted)	$172,690	$164,392	$157,909	$168,750	$204,557
Class B	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$28.90	$26.70	$27.95	$37.84	$25.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.37	$0.36	$0.20	$0.05
Net realized and unrealized gain (loss)	4.22	2.31	(1.61)	(9.73)	12.01
Total from investment operations	$4.60	$2.68	$(1.25)	$(9.53)	$12.06
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.48)	$—	$(0.36)	$—
Net asset value, end of period (x)	$33.02	$28.90	$26.70	$27.95	$37.84
Total return (%) (r)(s)(t)(x)	16.03	10.14	(4.47)	(25.33)	46.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.10	2.11	2.13	2.09	2.09
Expenses after expense reductions	2.06	2.06	2.06	2.06	2.06
Net investment income (loss)	1.24	1.34	1.40	0.59	0.16
Portfolio turnover rate	36	34	36	38	37
Net assets at end of period (000 omitted)	$259	$421	$673	$1,166	$2,396

See Notes to Financial Statements
9

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class C	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$28.10	$26.00	$27.23	$36.91	$25.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.37	$0.35	$0.20	$0.06
Net realized and unrealized gain (loss)	4.08	2.23	(1.56)	(9.49)	11.70
Total from investment operations	$4.47	$2.60	$(1.21)	$(9.29)	$11.76
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.50)	$(0.02)	$(0.39)	$—
Net asset value, end of period (x)	$32.01	$28.10	$26.00	$27.23	$36.91
Total return (%) (r)(s)(t)(x)	16.05	10.11	(4.45)	(25.33)	46.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.10	2.11	2.13	2.09	2.09
Expenses after expense reductions	2.06	2.06	2.06	2.06	2.06
Net investment income (loss)	1.30	1.37	1.39	0.62	0.18
Portfolio turnover rate	36	34	36	38	37
Net assets at end of period (000 omitted)	$2,419	$2,887	$3,702	$5,427	$10,467
Class I	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$33.34	$30.75	$32.24	$43.63	$29.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.87	$0.75	$0.74	$0.60	$0.43
Net realized and unrealized gain (loss)	4.79	2.66	(1.88)	(11.21)	13.84
Total from investment operations	$5.66	$3.41	$(1.14)	$(10.61)	$14.27
Less distributions declared to shareholders
From net investment income	$(0.87)	$(0.82)	$(0.35)	$(0.78)	$(0.28)
Net asset value, end of period (x)	$38.13	$33.34	$30.75	$32.24	$43.63
Total return (%) (r)(s)(t)(x)	17.20	11.27	(3.51)	(24.59)	48.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.10	1.11	1.13	1.09	1.09
Expenses after expense reductions	1.06	1.06	1.06	1.06	1.06
Net investment income (loss)	2.41	2.35	2.44	1.59	1.11
Portfolio turnover rate	36	34	36	38	37
Net assets at end of period (000 omitted)	$125,651	$100,206	$95,629	$93,329	$168,061

See Notes to Financial Statements
10

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$27.72	$25.42	$26.70	$36.41	$24.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.52	$0.35	$0.16	$0.05
Net realized and unrealized gain (loss)	3.96	2.05	(1.54)	(9.30)	11.56
Total from investment operations	$4.38	$2.57	$(1.19)	$(9.14)	$11.61
Less distributions declared to shareholders
From net investment income	$(0.67)	$(0.27)	$(0.09)	$(0.57)	$—
Net asset value, end of period (x)	$31.43	$27.72	$25.42	$26.70	$36.41
Total return (%) (r)(s)(t)(x)	16.01	10.17	(4.47)	(25.33)	46.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.10	2.11	2.13	2.10	2.09
Expenses after expense reductions	2.06	2.06	2.06	2.06	2.06
Net investment income (loss)	1.41	1.94	1.42	0.53	0.16
Portfolio turnover rate	36	34	36	38	37
Net assets at end of period (000 omitted)	$1,070	$519	$1,296	$1,414	$725
Class R2	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$28.53	$26.44	$27.77	$37.68	$25.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.56	$0.50	$0.50	$0.36	$0.22
Net realized and unrealized gain (loss)	4.11	2.29	(1.61)	(9.68)	11.94
Total from investment operations	$4.67	$2.79	$(1.11)	$(9.32)	$12.16
Less distributions declared to shareholders
From net investment income	$(0.70)	$(0.70)	$(0.22)	$(0.59)	$(0.12)
Net asset value, end of period (x)	$32.50	$28.53	$26.44	$27.77	$37.68
Total return (%) (r)(s)(t)(x)	16.58	10.71	(3.99)	(24.96)	47.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.60	1.61	1.63	1.59	1.59
Expenses after expense reductions	1.56	1.56	1.56	1.56	1.56
Net investment income (loss)	1.84	1.83	1.92	1.11	0.67
Portfolio turnover rate	36	34	36	38	37
Net assets at end of period (000 omitted)	$2,189	$2,250	$2,028	$2,427	$4,227

See Notes to Financial Statements
11

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$31.47	$29.08	$30.51	$41.17	$27.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.71	$0.64	$0.63	$0.56	$0.41
Net realized and unrealized gain (loss)	4.54	2.51	(1.78)	(10.69)	12.96
Total from investment operations	$5.25	$3.15	$(1.15)	$(10.13)	$13.37
Less distributions declared to shareholders
From net investment income	$(0.80)	$(0.76)	$(0.28)	$(0.53)	$(0.15)
Net asset value, end of period (x)	$35.92	$31.47	$29.08	$30.51	$41.17
Total return (%) (r)(s)(t)(x)	16.90	11.01	(3.75)	(24.78)	47.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.35	1.36	1.38	1.34	1.34
Expenses after expense reductions	1.31	1.31	1.31	1.31	1.31
Net investment income (loss)	2.09	2.11	2.20	1.52	1.13
Portfolio turnover rate	36	34	36	38	37
Net assets at end of period (000 omitted)	$1,993	$1,661	$1,286	$1,406	$5,103
Class R4	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$31.36	$28.98	$30.43	$41.24	$28.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.80	$0.73	$0.70	$0.60	$0.43
Net realized and unrealized gain (loss)	4.52	2.48	(1.78)	(10.62)	13.06
Total from investment operations	$5.32	$3.21	$(1.08)	$(10.02)	$13.49
Less distributions declared to shareholders
From net investment income	$(0.88)	$(0.83)	$(0.37)	$(0.79)	$(0.28)
Net asset value, end of period (x)	$35.80	$31.36	$28.98	$30.43	$41.24
Total return (%) (r)(s)(t)(x)	17.19	11.27	(3.53)	(24.57)	48.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.10	1.11	1.13	1.10	1.09
Expenses after expense reductions	1.06	1.06	1.06	1.06	1.06
Net investment income (loss)	2.36	2.41	2.46	1.70	1.20
Portfolio turnover rate	36	34	36	38	37
Net assets at end of period (000 omitted)	$6,694	$5,670	$4,138	$3,264	$3,037

See Notes to Financial Statements
12

MFS Emerging Markets Equity Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$33.36	$30.77	$32.26	$43.67	$29.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.89	$0.81	$0.79	$0.66	$0.47
Net realized and unrealized gain (loss)	4.82	2.66	(1.88)	(11.24)	13.86
Total from investment operations	$5.71	$3.47	$(1.09)	$(10.58)	$14.33
Less distributions declared to shareholders
From net investment income	$(0.93)	$(0.88)	$(0.40)	$(0.83)	$(0.32)
Net asset value, end of period (x)	$38.14	$33.36	$30.77	$32.26	$43.67
Total return (%) (r)(s)(t)(x)	17.35	11.45	(3.34)	(24.49)	48.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96	0.95	0.97	0.95	0.98
Expenses after expense reductions	0.92	0.90	0.90	0.92	0.95
Net investment income (loss)	2.48	2.52	2.62	1.76	1.20
Portfolio turnover rate	36	34	36	38	37
Net assets at end of period (000 omitted)	$8,093,906	$7,270,629	$6,638,192	$6,524,541	$7,034,144
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Emerging Markets Equity Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
14

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$711,179,079	$1,697,614,729	$—	$2,408,793,808
India	1,022,136,300	260,003,852	—	1,282,140,152
Taiwan	106,040,142	1,098,631,750	—	1,204,671,892
South Korea	722,669,032	177,842,456	—	900,511,488
Brazil	447,021,251	—	—	447,021,251
Indonesia	304,396,173	—	—	304,396,173
Hong Kong	30,030,200	225,240,035	—	255,270,235
Mexico	247,939,874	—	—	247,939,874
United Arab Emirates	198,516,584	—	—	198,516,584
Other Countries	952,530,145	64,975,892	0	1,017,506,037
Investment Companies	122,835,383	—	—	122,835,383
Total	$4,865,294,163	$3,524,308,714	$0	$8,389,602,877
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 5/31/24	$0
Realized gain (loss)	(133,173,627)
Change in unrealized appreciation or depreciation	190,969,984
Sales	(57,796,357)
Balance as of 5/31/25	$0
15

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
The net change in unrealized appreciation or depreciation from investments held as level 3 at May 31, 2025 is $0.  At May 31, 2025, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $12,508,320.  The fair value of the fund's investment securities on loan and a related liability of $13,564,680 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
16

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign taxes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/25	Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$200,003,459	$195,005,589
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/25
Cost of investments	$7,104,467,035
Gross appreciation	1,769,971,227
Gross depreciation	(484,835,385)
Net unrealized appreciation (depreciation)	$1,285,135,842
Undistributed ordinary income	120,391,563
Capital loss carryforwards	(660,744,153)
Other temporary differences	(25,693,767)
Total distributable earnings (loss)	$719,089,485
As of May 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(27,492,697)
Long-Term	(633,251,456)
Total	$(660,744,153)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/25	Year ended 5/31/24
Class A	$3,900,888	$3,951,591
Class B	5,207	9,297
Class C	50,503	57,336
Class I	2,398,991	2,449,314
Class R1	17,822	4,843
Class R2	46,337	55,841
Class R3	43,136	37,325
Class R4	151,500	127,002
Class R6	193,389,075	188,313,040
Total	$200,003,459	$195,005,589
17

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	1.05%
In excess of $500 million and up to $1 billion	0.95%
In excess of $1 billion and up to $4 billion	0.90%
In excess of $4 billion and up to $10 billion	0.85%
In excess of $10 billion	0.80%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the year ended May 31, 2025, this management fee reduction amounted to $1,075,366, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.87% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.95%
This written agreement will terminate on July 31, 2025. For the year ended May 31, 2025, this reduction amounted to $2,010,520, which is included in the reduction of total expenses in the Statement of Operations.
Effective August 1, 2025, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.94%
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $25,466 for the year ended May 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
18

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 422,721
Class B	0.75%	0.25%	1.00%	1.00%	3,535
Class C	0.75%	0.25%	1.00%	1.00%	27,184
Class R1	0.75%	0.25%	1.00%	1.00%	7,297
Class R2	0.25%	0.25%	0.50%	0.50%	10,797
Class R3	—	0.25%	0.25%	0.25%	4,554
Total Distribution and Service Fees					$476,088
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2025, this rebate amounted to $170 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2025, were as follows:
Amount
Class A	$4,199
Class B	54
Class C	451
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2025, the fee was $86,085, which equated to 0.0011% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $453,093.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.0076% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
19

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$90
8/19/2024	Redemption	Class R2	2	74
8/19/2024	Redemption	Class R3	2	82
8/19/2024	Redemption	Class R4	3	114
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended May 31, 2025, this reimbursement amounted to $1,700,577, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended May 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $2,781,745,579 and $2,993,380,389, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	618,570	$20,977,906	739,470	$22,319,529
Class C	16,430	493,976	15,074	409,668
Class I	1,172,926	42,320,651	1,050,979	33,135,098
Class R1	17,379	523,535	3,181	84,455
Class R2	14,614	453,235	26,465	733,505
Class R3	10,441	352,513	11,491	346,695
Class R4	31,085	1,047,869	56,262	1,685,364
Class R6	15,746,242	563,245,987	17,962,781	573,976,606
	17,627,687	$629,415,672	19,865,703	$632,690,920
Shares issued to shareholders in reinvestment of distributions
Class A	115,652	$3,838,500	131,462	$3,895,108
Class B	171	5,207	341	9,297
Class C	1,609	47,684	1,993	52,870
Class I	66,432	2,335,078	73,657	2,307,660
Class R1	612	17,822	185	4,843
Class R2	1,531	45,972	2,054	55,202
Class R3	1,301	43,136	1,261	37,325
Class R4	4,590	151,500	4,310	127,002
Class R6	5,502,495	193,357,662	6,011,617	188,283,848
	5,694,393	$199,842,561	6,226,880	$194,773,155
20

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,151,821)	$(39,062,606)	(1,078,187)	$(32,596,738)
Class B	(6,883)	(213,067)	(10,996)	(304,838)
Class C	(45,191)	(1,354,264)	(56,767)	(1,532,744)
Class I	(949,586)	(34,255,440)	(1,228,601)	(39,545,287)
Class R1	(2,688)	(78,713)	(35,609)	(962,943)
Class R2	(27,665)	(841,934)	(26,376)	(726,693)
Class R3	(9,043)	(303,137)	(4,195)	(127,802)
Class R4	(29,518)	(993,985)	(22,535)	(680,007)
Class R6	(27,004,056)	(975,848,366)	(21,737,746)	(707,658,785)
	(29,226,451)	$(1,052,951,512)	(24,201,012)	$(784,135,837)
Net change
Class A	(417,599)	$(14,246,200)	(207,255)	$(6,382,101)
Class B	(6,712)	(207,860)	(10,655)	(295,541)
Class C	(27,152)	(812,604)	(39,700)	(1,070,206)
Class I	289,772	10,400,289	(103,965)	(4,102,529)
Class R1	15,303	462,644	(32,243)	(873,645)
Class R2	(11,520)	(342,727)	2,143	62,014
Class R3	2,699	92,512	8,557	256,218
Class R4	6,157	205,384	38,037	1,132,359
Class R6	(5,755,319)	(219,244,717)	2,236,652	54,601,669
	(5,904,371)	$(223,693,279)	1,891,571	$43,328,238
The fund is one of several mutual funds in which certain MFS funds may invest.  The MFS funds do not invest in the underlying funds for the purpose of exercising management or control.  At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 84%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.  In addition, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of the outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2025, the fund’s commitment fee and interest expense were $37,372 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended May 31, 2025:
21

MFS Emerging Markets Equity Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$155,743,854	$1,844,488,560	$1,890,947,603	$(2,725)	$(11,383)	$109,270,703
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,110,334	$—
(8)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
22

MFS Emerging Markets Equity Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Emerging Markets Equity Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Equity Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of May 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2025
23

MFS Emerging Markets Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
Income derived from foreign sources was $291,773,626. The fund intends to pass through foreign tax credits of $37,065,946 for the fiscal year.
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

MFS International Growth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Growth Fund
Portfolio of Investments − 5/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace & Defense – 1.9%
Rolls-Royce Holdings PLC	28,292,368	$ 330,192,875
Singapore Technologies Engineering Ltd.	7,289,100	44,195,202
		$374,388,077
Alcoholic Beverages – 4.3%
Diageo PLC	8,194,703	$ 222,699,548
Heineken N.V.	5,183,923	461,586,862
Pernod Ricard S.A.	1,420,695	146,826,938
		$831,113,348
Apparel Manufacturers – 2.4%
Burberry Group PLC	3,837,795	$ 53,518,304
Kering S.A.	282,469	55,280,929
LVMH Moet Hennessy Louis Vuitton SE	648,693	352,259,123
		$461,058,356
Brokerage & Asset Managers – 3.9%
B3 S.A. - Brasil Bolsa Balcao	65,765,500	$ 160,403,659
Banco BTG Pactual S.A.	4,976,363	34,411,252
Deutsche Boerse AG	961,472	309,497,940
London Stock Exchange Group PLC	1,001,534	152,146,676
XP, Inc.	4,751,575	91,990,492
		$748,450,019
Business Services – 3.8%
Compass Group PLC	5,491,630	$ 192,747,706
Experian PLC	5,165,446	257,020,257
Nomura Research Institute Ltd.	5,784,000	226,007,982
Sodexo	902,514	62,356,623
		$738,132,568
Chemicals – 0.5%
UPL Ltd.	12,713,519	$ 93,739,792
Computer Software – 8.0%
Dassault Systemes SE	4,892,467	$ 183,320,023
Kingsoft Corp.	13,093,800	55,774,435
OBIC Co. Ltd.	5,295,100	193,382,230
Oracle Corp. Japan (l)	1,241,400	145,755,259
SAP SE	2,565,925	774,694,289
Totvs S.A.	12,972,000	95,733,564
Wisetech Global Ltd.	1,192,010	82,330,790
		$1,530,990,590
FGFFS-ANN
1

MFS International Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 7.6%
Amadeus IT Group S.A.	5,288,001	$ 440,592,697
Cap Gemini S.A.	1,879,426	312,096,691
Hitachi Ltd.	25,158,000	695,735,076
		$1,448,424,464
Construction – 1.1%
James Hardie Industries PLC, GDR (a)	6,021,437	$ 138,446,055
Kingspan Group PLC	744,648	63,836,054
		$202,282,109
Consumer Products – 2.9%
AmorePacific Corp.	1,075,451	$ 104,216,713
Haleon PLC	25,130,270	140,143,449
KOSE Corp.	252,800	10,170,327
Reckitt Benckiser Group PLC	4,313,932	292,478,635
		$547,009,124
Electrical Equipment – 3.5%
Schneider Electric SE	2,678,291	$ 673,139,920
Electronics – 5.6%
ASML Holding N.V.	235,133	$ 174,579,394
Taiwan Semiconductor Manufacturing Co. Ltd.	28,414,000	903,517,088
		$1,078,096,482
Energy - Independent – 0.8%
Reliance Industries Ltd.	9,118,013	$ 151,396,841
Food & Beverages – 3.4%
Nestle S.A.	6,194,215	$ 660,063,980
Food & Drug Stores – 0.5%
Sugi Holdings Co. Ltd.	3,988,500	$ 87,811,029
Gaming & Lodging – 2.6%
Aristocrat Leisure Ltd.	3,731,509	$ 150,092,604
Flutter Entertainment PLC (a)	1,002,386	253,302,942
Lottery Corp. Ltd.	9,506,436	31,252,022
Sands China Ltd.	37,569,200	73,338,863
		$507,986,431
Insurance – 2.3%
AIA Group Ltd.	53,269,600	$ 442,307,691
Interactive Media Services – 1.2%
LY Corp.	30,315,700	$ 109,974,602
NAVER Corp.	844,139	114,717,738
		$224,692,340
Internet – 0.3%
Mercadolibre, Inc. (a)	21,074	$ 54,018,774
2

MFS International Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.3%
Tencent Holdings Ltd.	3,840,600	$ 242,084,892
Machinery & Tools – 6.2%
Assa Abloy AB	10,707,568	$ 339,422,853
Delta Electronics, Inc.	15,331,000	188,835,704
GEA Group AG	4,057,592	271,363,686
RB Global, Inc.	3,664,082	386,045,554
		$1,185,667,797
Major Banks – 1.2%
DBS Group Holdings Ltd.	6,845,740	$ 237,364,988
Medical Equipment – 4.9%
EssilorLuxottica	1,665,130	$ 462,647,451
Qiagen N.V.	4,109,601	185,483,315
Sonova Holding AG	442,158	138,395,991
Terumo Corp.	8,071,900	148,512,832
		$935,039,589
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	19,624,800	$ 51,994,502
Oil Services – 0.4%
Tenaris S.A.	4,598,595	$ 77,121,189
Other Banks & Diversified Financials – 5.5%
Credicorp Ltd.	948,288	$ 200,856,881
Element Fleet Management Corp.	8,745,061	208,375,046
Grupo Financiero Banorte S.A. de C.V.	17,236,590	152,370,887
HDFC Bank Ltd.	15,177,676	344,371,120
Kasikornbank Co. Ltd.	14,140,400	66,550,660
Kotak Mahindra Bank Ltd.	3,417,327	82,850,463
		$1,055,375,057
Pharmaceuticals – 7.0%
AstraZeneca PLC	2,057,738	$ 297,211,140
Daiichi Sankyo Co. Ltd.	4,565,400	121,896,291
Merck KGaA	866,320	113,613,093
Novo Nordisk A.S., “B”	2,510,705	173,360,932
Roche Holding AG	1,960,427	632,434,227
		$1,338,515,683
Precious Metals & Minerals – 4.0%
Agnico Eagle Mines Ltd.	2,743,269	$ 323,371,316
Franco-Nevada Corp.	2,008,835	338,384,805
Northern Star Resources Ltd. Co.	7,083,734	95,798,330
		$757,554,451
Restaurants – 0.5%
Yum China Holdings, Inc.	1,588,160	$ 69,323,184
Yum China Holdings, Inc.	668,800	29,401,067
		$98,724,251
3

MFS International Growth Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 7.3%
Air Liquide S.A.	1,932,629	$ 400,259,257
Akzo Nobel N.V.	1,452,536	98,890,959
Linde PLC	982,756	459,517,050
Resonac Holdings Corp.	4,471,400	97,792,741
Sika AG	487,204	130,059,196
Symrise AG	1,738,490	207,365,409
		$1,393,884,612
Specialty Stores – 2.1%
Alibaba Group Holding Ltd.	8,754,300	$ 125,401,384
Pan Pacific International Holdings Corp.	3,837,893	125,894,743
Zalando SE (a)	4,000,122	142,843,981
		$394,140,108
Total Common Stocks (Identified Cost, $13,352,509,819)		$18,622,569,054
Mutual Funds (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $566,325,184)	566,303,965	$ 566,303,964
Collateral for Securities Loaned – 0.7%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.25% (j) (Identified Cost, $135,575,000)	135,575,000	$ 135,575,000
Other Assets, Less Liabilities – (1.0)%		(185,263,113)
Net Assets – 100.0%		$19,139,184,905
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $566,303,964 and $18,758,144,054, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
GDR	Global Depositary Receipt
See Notes to Financial Statements
4

MFS International Growth Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/25 Assets
Investments in unaffiliated issuers, at value, including $129,063,509 of securities on loan (identified cost, $13,488,084,819)	$18,758,144,054
Investments in affiliated issuers, at value (identified cost, $566,325,184)	566,303,964
Foreign currency, at value (identified cost, $3,602,227)	3,604,304
Receivables for
Fund shares sold	32,894,533
Interest and dividends	97,246,767
Other assets	18,820
Total assets	$19,458,212,442
Liabilities
Payables for
Investments purchased	$133,586,053
Fund shares reacquired	12,531,357
Collateral for securities loaned, at value	135,575,000
Payable to affiliates
Investment adviser	1,020,586
Administrative services fee	4,505
Shareholder servicing costs	1,994,634
Distribution and service fees	25,690
Payable for independent Trustees' compensation	10
Deferred foreign capital gains tax expense payable	32,458,236
Accrued expenses and other liabilities	1,831,466
Total liabilities	$319,027,537
Net assets	$19,139,184,905
Net assets consist of
Paid-in capital	$13,072,097,218
Total distributable earnings (loss)	6,067,087,687
Net assets	$19,139,184,905
Shares of beneficial interest outstanding	397,594,519
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$713,982,524	15,431,170	$46.27
Class B	538,719	12,598	42.76
Class C	25,272,699	617,489	40.93
Class I	5,165,308,436	97,166,385	53.16
Class R1	9,229,107	233,194	39.58
Class R2	20,737,014	502,568	41.26
Class R3	361,386,892	7,896,663	45.76
Class R4	158,418,153	3,400,737	46.58
Class R6	12,684,311,361	272,333,715	46.58
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $49.09 [100 / 94.25 x $46.27]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS International Growth Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$363,952,117
Dividends from affiliated issuers	13,739,652
Income on securities loaned	135,574
Interest	20,293
Other	3,815
Foreign taxes withheld	(28,312,279)
Total investment income	$349,539,172
Expenses
Management fee	$116,441,241
Distribution and service fees	2,939,674
Shareholder servicing costs	7,600,906
Administrative services fee	598,344
Independent Trustees' compensation	141,809
Custodian fee	2,220,683
Shareholder communications	992,046
Audit and tax fees	122,781
Legal fees	84,991
Miscellaneous	748,683
Total expenses	$131,891,158
Reduction of expenses by investment adviser and distributor	(2,367,030)
Net expenses	$129,524,128
Net investment income (loss)	$220,015,044
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $5,733,187 foreign capital gains tax)	$1,574,492,504
Affiliated issuers	60,557
Foreign currency	(2,342,156)
Net realized gain (loss)	$1,572,210,905
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $23,734,946 increase in deferred foreign capital gains tax)	$805,901,212
Affiliated issuers	(50,744)
Translation of assets and liabilities in foreign currencies	3,572,357
Net unrealized gain (loss)	$809,422,825
Net realized and unrealized gain (loss)	$2,381,633,730
Change in net assets from operations	$2,601,648,774
See Notes to Financial Statements
6

MFS International Growth Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/25	5/31/24
Change in net assets
From operations
Net investment income (loss)	$220,015,044	$215,027,937
Net realized gain (loss)	1,572,210,905	200,125,390
Net unrealized gain (loss)	809,422,825	1,442,939,822
Change in net assets from operations	$2,601,648,774	$1,858,093,149
Total distributions to shareholders	$(965,070,999)	$(430,495,414)
Change in net assets from fund share transactions	$915,751,263	$577,818,110
Total change in net assets	$2,552,329,038	$2,005,415,845
Net assets
At beginning of period	16,586,855,867	14,581,440,022
At end of period	$19,139,184,905	$16,586,855,867
See Notes to Financial Statements
7

MFS International Growth Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$42.42	$38.82	$37.54	$45.69	$33.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.41	$0.35	$0.21	$0.22
Net realized and unrealized gain (loss)	5.91	4.22	1.90	(5.48)	12.05
Total from investment operations	$6.32	$4.63	$2.25	$(5.27)	$12.27
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.48)	$(0.31)	$(0.32)	$(0.24)
From net realized gain	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$(2.47)	$(1.03)	$(0.97)	$(2.88)	$(0.24)
Net asset value, end of period (x)	$46.27	$42.42	$38.82	$37.54	$45.69
Total return (%) (r)(s)(t)(x)	15.44	12.11	6.12	(12.34)	36.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07	1.11	1.09	1.08	1.08
Expenses after expense reductions	1.05	1.09	1.08	1.06	1.06
Net investment income (loss)	0.93	1.03	0.94	0.49	0.53
Portfolio turnover rate	20	13	17	12	23
Net assets at end of period (000 omitted)	$713,983	$638,324	$626,068	$534,840	$650,731
Class B	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$39.27	$35.93	$34.77	$42.52	$31.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.07	$0.00(w)	$(0.13)	$(0.09)
Net realized and unrealized gain (loss)	5.53	3.93	1.82	(5.06)	11.23
Total from investment operations	$5.55	$4.00	$1.82	$(5.19)	$11.14
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.11)	$—	$—	$—
From net realized gain	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$(2.06)	$(0.66)	$(0.66)	$(2.56)	$—
Net asset value, end of period (x)	$42.76	$39.27	$35.93	$34.77	$42.52
Total return (%) (r)(s)(t)(x)	14.59	11.25	5.32	(12.99)	35.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82	1.86	1.84	1.83	1.82
Expenses after expense reductions	1.80	1.85	1.83	1.81	1.81
Net investment income (loss)	0.05	0.19	0.00(w)	(0.33)	(0.24)
Portfolio turnover rate	20	13	17	12	23
Net assets at end of period (000 omitted)	$539	$786	$1,138	$1,559	$2,439

See Notes to Financial Statements
8

MFS International Growth Fund
Financial Highlights - continued
Class C	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$37.77	$34.67	$33.61	$41.19	$30.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.10	$0.03	$(0.11)	$(0.08)
Net realized and unrealized gain (loss)	5.26	3.75	1.73	(4.91)	10.87
Total from investment operations	$5.32	$3.85	$1.76	$(5.02)	$10.79
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.20)	$(0.04)	$(0.00)(w)	$—
From net realized gain	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$(2.16)	$(0.75)	$(0.70)	$(2.56)	$—
Net asset value, end of period (x)	$40.93	$37.77	$34.67	$33.61	$41.19
Total return (%) (r)(s)(t)(x)	14.59	11.24	5.33	(12.99)	35.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82	1.86	1.84	1.83	1.82
Expenses after expense reductions	1.80	1.85	1.83	1.81	1.81
Net investment income (loss)	0.15	0.28	0.09	(0.29)	(0.21)
Portfolio turnover rate	20	13	17	12	23
Net assets at end of period (000 omitted)	$25,273	$25,405	$27,498	$30,292	$41,907
Class I	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$48.36	$44.10	$42.50	$51.32	$37.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.62	$0.60	$0.48	$0.37	$0.39
Net realized and unrealized gain (loss)	6.75	4.77	2.18	(6.20)	13.49
Total from investment operations	$7.37	$5.37	$2.66	$(5.83)	$13.88
Less distributions declared to shareholders
From net investment income	$(0.64)	$(0.56)	$(0.40)	$(0.43)	$(0.31)
From net realized gain	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$(2.57)	$(1.11)	$(1.06)	$(2.99)	$(0.31)
Net asset value, end of period (x)	$53.16	$48.36	$44.10	$42.50	$51.32
Total return (%) (r)(s)(t)(x)	15.74	12.36	6.37	(12.10)	36.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82	0.86	0.84	0.83	0.83
Expenses after expense reductions	0.80	0.84	0.83	0.81	0.82
Net investment income (loss)	1.23	1.33	1.14	0.77	0.84
Portfolio turnover rate	20	13	17	12	23
Net assets at end of period (000 omitted)	$5,165,308	$4,102,118	$3,576,683	$3,251,727	$3,722,298

See Notes to Financial Statements
9

MFS International Growth Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$36.63	$33.69	$32.73	$40.23	$29.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.11	$0.04	$(0.08)	$(0.06)
Net realized and unrealized gain (loss)	5.08	3.63	1.66	(4.81)	10.62
Total from investment operations	$5.16	$3.74	$1.70	$(4.89)	$10.56
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.25)	$(0.08)	$(0.05)	$(0.05)
From net realized gain	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$(2.21)	$(0.80)	$(0.74)	$(2.61)	$(0.05)
Net asset value, end of period (x)	$39.58	$36.63	$33.69	$32.73	$40.23
Total return (%) (r)(s)(t)(x)	14.60	11.25	5.30	(12.99)	35.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82	1.86	1.84	1.83	1.83
Expenses after expense reductions	1.80	1.84	1.83	1.81	1.81
Net investment income (loss)	0.20	0.32	0.13	(0.21)	(0.17)
Portfolio turnover rate	20	13	17	12	23
Net assets at end of period (000 omitted)	$9,229	$8,136	$7,182	$6,895	$7,424
Class R2	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$38.05	$34.89	$33.87	$41.51	$30.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.22	$0.21	$0.10	$0.10
Net realized and unrealized gain (loss)	5.31	3.83	1.73	(4.96)	10.97
Total from investment operations	$5.56	$4.05	$1.94	$(4.86)	$11.07
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.34)	$(0.26)	$(0.22)	$(0.19)
From net realized gain	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$(2.35)	$(0.89)	$(0.92)	$(2.78)	$(0.19)
Net asset value, end of period (x)	$41.26	$38.05	$34.89	$33.87	$41.51
Total return (%) (r)(s)(t)(x)	15.17	11.78	5.85	(12.55)	36.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.32	1.37	1.34	1.33	1.33
Expenses after expense reductions	1.30	1.35	1.33	1.31	1.31
Net investment income (loss)	0.65	0.63	0.62	0.26	0.28
Portfolio turnover rate	20	13	17	12	23
Net assets at end of period (000 omitted)	$20,737	$22,937	$37,317	$34,618	$40,886

See Notes to Financial Statements
10

MFS International Growth Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$41.98	$38.45	$37.20	$45.30	$33.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.43	$0.38	$0.21	$0.23
Net realized and unrealized gain (loss)	5.84	4.15	1.85	(5.43)	11.94
Total from investment operations	$6.25	$4.58	$2.23	$(5.22)	$12.17
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.50)	$(0.32)	$(0.32)	$(0.25)
From net realized gain	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$(2.47)	$(1.05)	$(0.98)	$(2.88)	$(0.25)
Net asset value, end of period (x)	$45.76	$41.98	$38.45	$37.20	$45.30
Total return (%) (r)(s)(t)(x)	15.43	12.09	6.11	(12.33)	36.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07	1.11	1.09	1.08	1.08
Expenses after expense reductions	1.06	1.09	1.08	1.06	1.06
Net investment income (loss)	0.95	1.08	1.03	0.49	0.58
Portfolio turnover rate	20	13	17	12	23
Net assets at end of period (000 omitted)	$361,387	$316,301	$269,664	$149,194	$182,926
Class R4	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$42.68	$39.03	$37.74	$45.91	$33.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.57	$0.50	$0.41	$0.33	$0.31
Net realized and unrealized gain (loss)	5.91	4.25	1.94	(5.51)	12.12
Total from investment operations	$6.48	$4.75	$2.35	$(5.18)	$12.43
Less distributions declared to shareholders
From net investment income	$(0.65)	$(0.55)	$(0.40)	$(0.43)	$(0.31)
From net realized gain	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$(2.58)	$(1.10)	$(1.06)	$(2.99)	$(0.31)
Net asset value, end of period (x)	$46.58	$42.68	$39.03	$37.74	$45.91
Total return (%) (r)(s)(t)(x)	15.73	12.37	6.38	(12.11)	36.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82	0.86	0.84	0.83	0.83
Expenses after expense reductions	0.81	0.85	0.83	0.81	0.81
Net investment income (loss)	1.29	1.24	1.12	0.76	0.77
Portfolio turnover rate	20	13	17	12	23
Net assets at end of period (000 omitted)	$158,418	$133,781	$237,042	$224,116	$273,949

See Notes to Financial Statements
11

MFS International Growth Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$42.68	$39.05	$37.75	$45.93	$33.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.58	$0.58	$0.48	$0.38	$0.39
Net realized and unrealized gain (loss)	5.95	4.22	1.93	(5.51)	12.08
Total from investment operations	$6.53	$4.80	$2.41	$(5.13)	$12.47
Less distributions declared to shareholders
From net investment income	$(0.70)	$(0.62)	$(0.45)	$(0.49)	$(0.34)
From net realized gain	(1.93)	(0.55)	(0.66)	(2.56)	—
Total distributions declared to shareholders	$(2.63)	$(1.17)	$(1.11)	$(3.05)	$(0.34)
Net asset value, end of period (x)	$46.58	$42.68	$39.05	$37.75	$45.93
Total return (%) (r)(s)(t)(x)	15.88	12.50	6.53	(12.01)	37.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70	0.73	0.72	0.71	0.72
Expenses after expense reductions	0.69	0.72	0.70	0.69	0.71
Net investment income (loss)	1.31	1.45	1.30	0.89	0.96
Portfolio turnover rate	20	13	17	12	23
Net assets at end of period (000 omitted)	$12,684,311	$11,339,067	$9,798,848	$8,329,602	$9,597,724
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS International Growth Fund
Notes to Financial Statements
(1)  Business and Organization
MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
13

MFS International Growth Fund
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$2,648,186,955	$—	$—	$2,648,186,955
Germany	2,004,861,713	—	—	2,004,861,713
Japan	475,607,508	1,487,325,604	—	1,962,933,112
United Kingdom	1,938,158,590	—	—	1,938,158,590
Switzerland	1,560,953,394	—	—	1,560,953,394
Canada	1,256,176,721	—	—	1,256,176,721
Taiwan	—	1,092,352,792	—	1,092,352,792
United States	766,838,766	—	—	766,838,766
Netherlands	735,057,215	—	—	735,057,215
Other Countries	3,115,964,430	1,541,085,366	—	4,657,049,796
Investment Companies	701,878,964	—	—	701,878,964
Total	$15,203,684,256	$4,120,763,762	$—	$19,324,448,018
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S.
14

MFS International Growth Fund
Notes to Financial Statements  - continued
government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $129,063,509.  The fair value of the fund's investment securities on loan and a related liability of $135,575,000 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
15

MFS International Growth Fund
Notes to Financial Statements  - continued
	Year ended 5/31/25	Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$259,771,194	$255,093,827
Long-term capital gains	705,299,805	175,401,587
Total distributions	$965,070,999	$430,495,414
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/25
Cost of investments	$14,200,819,660
Gross appreciation	6,031,688,060
Gross depreciation	(908,059,702)
Net unrealized appreciation (depreciation)	$5,123,628,358
Undistributed ordinary income	197,457,433
Undistributed long-term capital gain	777,127,600
Other temporary differences	(31,125,704)
Total distributable earnings (loss)	$6,067,087,687
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/25	Year ended 5/31/24
Class A	$37,417,534	$17,238,013
Class B	30,603	16,379
Class C	1,310,793	542,806
Class I	221,742,786	92,086,533
Class R1	475,077	176,572
Class R2	1,204,002	730,415
Class R3	18,097,164	7,763,605
Class R4	7,217,849	3,862,652
Class R6	677,575,191	308,078,439
Total	$965,070,999	$430,495,414
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
16

MFS International Growth Fund
Notes to Financial Statements  - continued
Board of Trustees, but such agreement will continue at least until September 30, 2026. For the year ended May 31, 2025, this management fee reduction amounted to $2,366,794, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.65% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $65,947 for the year ended May 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,665,812
Class B	0.75%	0.25%	1.00%	1.00%	6,320
Class C	0.75%	0.25%	1.00%	1.00%	245,202
Class R1	0.75%	0.25%	1.00%	1.00%	84,503
Class R2	0.25%	0.25%	0.50%	0.50%	105,164
Class R3	—	0.25%	0.25%	0.25%	832,673
Total Distribution and Service Fees					$2,939,674
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2025, this rebate amounted to $236 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2025, were as follows:
Amount
Class A	$8,636
Class B	39
Class C	1,286
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2025, the fee was $482,578, which equated to 0.0028% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $7,118,328.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.0034% of the fund's average daily net assets.
17

MFS International Growth Fund
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	2	$116
8/19/2024	Redemption	Class R1	3	125
8/19/2024	Redemption	Class R2	4	152
8/19/2024	Redemption	Class R3	3	145
8/19/2024	Redemption	Class R4	4	175
(4)  Portfolio Securities
For the year ended May 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $3,458,773,208 and $3,478,982,069, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,667,631	$161,219,246	3,783,914	$149,197,654
Class B	337	14,128	1,368	48,815
Class C	105,340	4,126,144	86,553	3,090,081
Class I	26,476,417	1,325,223,864	22,519,808	1,020,562,269
Class R1	41,773	1,583,697	34,114	1,178,419
Class R2	91,770	3,615,146	273,823	9,659,654
Class R3	2,453,866	106,933,405	2,220,925	86,631,310
Class R4	1,488,723	65,058,239	1,066,201	42,679,510
Class R6	38,081,052	1,679,464,721	46,225,792	1,847,250,958
	72,406,909	$3,347,238,590	76,212,498	$3,160,298,670
Shares issued to shareholders in reinvestment of distributions
Class A	604,158	$25,567,914	311,289	$12,317,712
Class B	781	30,603	446	16,379
Class C	31,956	1,200,331	13,938	492,710
Class I	4,270,773	207,388,731	1,887,658	85,057,876
Class R1	13,081	475,077	5,149	176,572
Class R2	31,540	1,191,557	20,361	723,635
Class R3	432,327	18,097,164	198,253	7,763,605
Class R4	142,468	6,063,517	85,724	3,409,254
Class R6	14,895,646	633,511,927	7,221,019	287,035,502
	20,422,730	$893,526,821	9,743,837	$396,993,245
18

MFS International Growth Fund
Notes to Financial Statements  - continued
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(3,890,015)	$(169,123,456)	(5,172,234)	$(206,819,730)
Class B	(8,542)	(347,007)	(13,468)	(493,997)
Class C	(192,436)	(7,522,494)	(221,028)	(7,898,886)
Class I	(18,402,221)	(922,232,015)	(20,687,421)	(937,414,437)
Class R1	(43,749)	(1,644,177)	(30,324)	(1,043,626)
Class R2	(223,485)	(8,828,850)	(761,019)	(26,935,706)
Class R3	(2,524,537)	(108,805,745)	(1,898,058)	(75,244,584)
Class R4	(1,364,860)	(60,012,049)	(4,090,187)	(165,819,559)
Class R6	(46,316,982)	(2,046,498,355)	(38,710,372)	(1,557,803,280)
	(72,966,827)	$(3,325,014,148)	(71,584,111)	$(2,979,473,805)
Net change
Class A	381,774	$17,663,704	(1,077,031)	$(45,304,364)
Class B	(7,424)	(302,276)	(11,654)	(428,803)
Class C	(55,140)	(2,196,019)	(120,537)	(4,316,095)
Class I	12,344,969	610,380,580	3,720,045	168,205,708
Class R1	11,105	414,597	8,939	311,365
Class R2	(100,175)	(4,022,147)	(466,835)	(16,552,417)
Class R3	361,656	16,224,824	521,120	19,150,331
Class R4	266,331	11,109,707	(2,938,262)	(119,730,795)
Class R6	6,659,716	266,478,293	14,736,439	576,483,180
	19,862,812	$915,751,263	14,372,224	$577,818,110
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund and the MFS Growth Allocation Fund were the owners of record of approximately 32% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2025, the fund’s commitment fee and interest expense were $83,558 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
19

MFS International Growth Fund
Notes to Financial Statements  - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$232,641,263	$2,305,786,214	$1,972,133,326	$60,557	$(50,744)	$566,303,964
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,739,652	$—
(8)  Redemptions In-Kind
On February 7, 2025, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $29,302,141. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain (loss) of $13,091,946 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
20

MFS International Growth Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS International Growth Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS International Growth Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of May 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2025
21

MFS International Growth Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $885,783,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $357,347,044. The fund intends to pass through foreign tax credits of $28,127,305 for the fiscal year.
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Growth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Growth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Growth Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS International Intrinsic Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Intrinsic Value Fund
Portfolio of Investments − 5/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.9%
Airlines – 1.1%
Ryanair Holdings PLC, ADR	4,563,766	$ 253,745,390
Alcoholic Beverages – 2.2%
Diageo PLC	10,284,686	$ 279,497,003
Pernod Ricard S.A.	2,193,670	226,712,876
		$506,209,879
Apparel Manufacturers – 0.8%
Compagnie Financiere Richemont S.A.	575,165	$ 108,219,077
LVMH Moet Hennessy Louis Vuitton SE	117,190	63,637,570
		$171,856,647
Automotive – 0.7%
Knorr-Bremse AG	1,685,154	$ 170,293,339
Brokerage & Asset Managers – 5.8%
Deutsche Boerse AG	1,870,883	$ 602,237,439
Euronext N.V.	2,225,798	362,412,324
London Stock Exchange Group PLC	2,411,365	366,319,236
		$1,330,968,999
Business Services – 2.5%
Experian PLC	6,737,859	$ 335,259,773
Intertek Group PLC	1,393,844	89,880,832
Nomura Research Institute Ltd.	3,766,354	147,169,099
		$572,309,704
Computer Software – 4.6%
Cadence Design Systems, Inc. (a)	459,616	$ 131,941,965
Dassault Systemes SE	7,404,790	277,456,399
NICE Systems Ltd., ADR (a)	637,263	105,741,049
SAP SE	1,764,890	532,848,857
		$1,047,988,270
Computer Software - Systems – 4.1%
Amadeus IT Group S.A.	3,948,451	$ 328,982,290
Cap Gemini S.A.	1,517,413	251,980,964
Samsung Electronics Co. Ltd.	8,576,428	349,347,868
		$930,311,122
Construction – 3.0%
Compagnie de Saint-Gobain S.A.	3,391,751	$ 380,649,056
CRH PLC	3,251,270	296,385,773
		$677,034,829
FGIFS-ANN
1

MFS International Intrinsic Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 6.0%
Beiersdorf AG	1,184,351	$ 162,246,679
Haleon PLC	89,258,725	497,767,257
Kenvue, Inc.	11,701,944	279,325,403
KOSE Corp.	462,900	18,622,802
Lion Corp.	1,830,000	19,877,619
Reckitt Benckiser Group PLC	2,040,706	138,357,050
ROHTO Pharmaceutical Co. Ltd.	10,439,100	147,741,250
Svenska Cellulosa Aktiebolaget	7,624,190	103,106,435
		$1,367,044,495
Electrical Equipment – 7.4%
Legrand S.A.	5,021,484	$ 609,790,889
Mitsubishi Electric Corp.	21,150,900	426,854,398
Schneider Electric SE	2,477,597	622,699,119
Yokogawa Electric Corp.	1,111,000	27,149,407
		$1,686,493,813
Electronics – 4.1%
ASML Holding N.V.	195,670	$ 145,279,267
Hirose Electric Co. Ltd.	1,154,600	135,310,675
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,436,341	664,313,442
		$944,903,384
Energy - Independent – 0.9%
Woodside Energy Group Ltd.	13,742,521	$ 196,657,907
Energy - Integrated – 4.1%
Aker BP ASA	7,889,487	$ 181,635,817
Galp Energia SGPS S.A., “B”	6,281,225	100,169,188
Petroleo Brasileiro S.A., ADR	7,990,585	86,458,130
TotalEnergies SE	9,798,894	574,777,184
		$943,040,319
Engineering - Construction – 0.8%
Taisei Corp.	3,405,300	$ 189,703,370
Food & Beverages – 2.3%
Chocoladefabriken Lindt & Sprungli AG	5,512	$ 88,607,242
Ezaki Glico Co. Ltd.	2,569,400	82,834,335
Novozymes A/S	685,234	48,164,545
Toyo Suisan Kaisha Ltd.	4,563,200	302,599,431
		$522,205,553
Insurance – 2.4%
Hiscox Ltd.	7,612,170	$ 129,331,342
Samsung Fire & Marine Insurance Co. Ltd.	457,753	134,203,877
Willis Towers Watson PLC	919,104	290,942,371
		$554,477,590
Machinery & Tools – 4.7%
Assa Abloy AB	8,620,173	$ 273,253,806
Epiroc AB (l)	4,899,646	109,625,488
GEA Group AG	1,529,628	102,298,479
2

MFS International Intrinsic Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
IMI PLC (h)	12,848,442	$ 344,149,441
Schindler Holding AG	430,007	152,775,270
Spirax Group PLC	1,030,818	79,374,033
		$1,061,476,517
Major Banks – 10.9%
Banco de Sabadell S.A.	59,282,648	$ 188,811,533
Bank of Ireland Group PLC	26,979,875	370,062,370
Lloyds TSB Group PLC	235,243,703	244,689,610
National Bank of Greece S.A	12,733,775	151,814,946
NatWest Group PLC	104,151,275	736,161,494
Resona Holdings, Inc.	59,542,800	521,378,258
UBS Group AG	8,910,020	283,540,005
		$2,496,458,216
Medical & Health Technology & Services – 0.7%
M3, Inc.	11,758,400	$ 165,182,619
Medical Equipment – 5.8%
Agilent Technologies, Inc.	2,244,426	$ 251,196,158
Bruker BioSciences Corp.	669,374	24,566,026
EssilorLuxottica	1,191,061	330,929,919
Olympus Corp.	7,649,200	97,889,813
Shimadzu Corp.	9,808,000	238,085,715
Smith & Nephew PLC	15,178,248	219,739,577
Waters Corp. (a)	427,718	149,376,234
		$1,311,783,442
Metals & Mining – 1.0%
Glencore PLC	57,022,237	$ 217,733,030
Oil Services – 0.5%
Tenaris S.A.	6,725,422	$ 112,789,350
Other Banks & Diversified Financials – 6.7%
AIB Group PLC	77,090,052	$ 605,720,807
CaixaBank S.A.	71,063,720	604,201,546
Chiba Bank Ltd.	20,569,700	185,727,586
Julius Baer Group Ltd.	2,166,810	142,488,162
		$1,538,138,101
Pharmaceuticals – 2.9%
Roche Holding AG	1,217,842	$ 392,876,125
Sandoz Group AG	5,126,179	259,921,567
		$652,797,692
Precious Metals & Minerals – 6.6%
Agnico Eagle Mines Ltd.	2,605,202	$ 307,096,242
Franco-Nevada Corp.	4,659,773	784,930,757
Northern Star Resources Ltd. Co.	3,638,660	49,208,165
Wheaton Precious Metals Corp.	4,073,850	352,986,850
		$1,494,222,014
3

MFS International Intrinsic Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 1.2%
Wolters Kluwer N.V.	1,548,166	$ 274,754,341
Specialty Chemicals – 2.1%
Croda International PLC	1,339,366	$ 55,364,941
Nitto Denko Corp.	7,307,200	132,964,973
Sika AG	434,610	116,019,219
Symrise AG	1,459,119	174,042,306
		$478,391,439
Total Common Stocks (Identified Cost, $14,559,587,709)		$21,868,971,371
Mutual Funds (h) – 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $813,197,765)	813,230,360	$ 813,230,360
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.25% (j) (Identified Cost, $8,071,319)	8,071,319	$ 8,071,319
Other Assets, Less Liabilities – 0.5%		105,895,592
Net Assets – 100.0%		$22,796,168,642
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,157,379,801 and $21,532,893,249, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS International Intrinsic Value Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/25 Assets
Investments in unaffiliated issuers, at value, including $7,611,441 of securities on loan (identified cost, $14,400,108,920)	$21,532,893,249
Investments in affiliated issuers, at value (identified cost, $980,747,873)	1,157,379,801
Cash	894
Foreign currency, at value (identified cost, $5,433,718)	5,435,299
Receivables for
Investments sold	6,778,960
Fund shares sold	8,615,946
Interest and dividends	135,243,079
Other assets	23,380
Total assets	$22,846,370,608
Liabilities
Payables for
Investments purchased	$17,704,137
Fund shares reacquired	13,319,045
Collateral for securities loaned, at value	8,071,319
Payable to affiliates
Investment adviser	1,180,964
Administrative services fee	4,504
Shareholder servicing costs	3,003,820
Distribution and service fees	62,726
Payable for independent Trustees' compensation	15
Payable for IRS compliance fees for tax reclaims	4,503,443
Accrued expenses and other liabilities	2,351,993
Total liabilities	$50,201,966
Net assets	$22,796,168,642
Net assets consist of
Paid-in capital	$14,499,334,690
Total distributable earnings (loss)	8,296,833,952
Net assets	$22,796,168,642
Shares of beneficial interest outstanding	533,545,677
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,742,388,450	41,926,021	$41.56
Class B	544,442	14,161	38.45
Class C	11,155,971	319,355	34.93
Class I	6,749,788,160	149,061,861	45.28
Class R1	8,362,844	237,986	35.14
Class R2	117,658,388	3,202,565	36.74
Class R3	997,889,128	24,327,537	41.02
Class R4	523,876,285	12,537,937	41.78
Class R6	12,644,504,974	301,918,254	41.88
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $44.10 [100 / 94.25 x $41.56]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS International Intrinsic Value Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$567,811,266
Dividends from affiliated issuers	36,188,051
Income on securities loaned	1,046,494
Interest	63,454
Other	7,148
Foreign taxes withheld	(39,536,740)
Total investment income	$565,579,673
Expenses
Management fee	$141,854,249
Distribution and service fees	7,481,617
Shareholder servicing costs	10,678,763
Administrative services fee	598,344
Independent Trustees' compensation	144,322
Custodian fee	1,704,177
Shareholder communications	1,244,230
Audit and tax fees	88,401
Legal fees	106,809
Miscellaneous	632,151
Total expenses	$164,533,063
Reduction of expenses by investment adviser and distributor	(2,958,672)
Net expenses	$161,574,391
Net investment income (loss)	$404,005,282
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,476,487,714
Affiliated issuers	16,975,081
Foreign currency	870,797
Net realized gain (loss)	$1,494,333,592
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,028,756,961
Affiliated issuers	21,764,270
Translation of assets and liabilities in foreign currencies	5,069,665
Net unrealized gain (loss)	$1,055,590,896
Net realized and unrealized gain (loss)	$2,549,924,488
Change in net assets from operations	$2,953,929,770
See Notes to Financial Statements
6

MFS International Intrinsic Value Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/25	5/31/24
Change in net assets
From operations
Net investment income (loss)	$404,005,282	$430,048,270
Net realized gain (loss)	1,494,333,592	1,792,653,006
Net unrealized gain (loss)	1,055,590,896	1,556,135,802
Change in net assets from operations	$2,953,929,770	$3,778,837,078
Total distributions to shareholders	$(2,384,764,386)	$(2,275,439,510)
Change in net assets from fund share transactions	$143,648,322	$(593,154,719)
Total change in net assets	$712,813,706	$910,242,849
Net assets
At beginning of period	22,083,354,936	21,173,112,087
At end of period	$22,796,168,642	$22,083,354,936
See Notes to Financial Statements
7

MFS International Intrinsic Value Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$40.94	$38.48	$42.44	$53.83	$44.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.62	$0.67	$0.39	$0.20	$0.32
Net realized and unrealized gain (loss)	4.55	6.20	0.83	(7.57)	11.78
Total from investment operations	$5.17	$6.87	$1.22	$(7.37)	$12.10
Less distributions declared to shareholders
From net investment income	$(0.68)	$(0.68)	$(0.30)	$(0.39)	$(0.21)
From net realized gain	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$(4.55)	$(4.41)	$(5.18)	$(4.02)	$(2.74)
Net asset value, end of period (x)	$41.56	$40.94	$38.48	$42.44	$53.83
Total return (%) (r)(s)(t)(x)	14.22	19.09	3.67	(15.10)	27.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03	1.07	1.04	0.98	0.97
Expenses after expense reductions	1.02	1.05	1.03	0.96	0.96
Net investment income (loss)	1.55	1.72	1.00	0.40	0.63
Portfolio turnover rate	13	12	19	10	7
Net assets at end of period (000 omitted)	$1,742,388	$1,841,902	$1,899,509	$2,345,833	$3,046,287
Class B	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$38.02	$35.69	$39.72	$50.76	$42.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.28	$(0.04)	$(0.25)	$(0.08)
Net realized and unrealized gain (loss)	4.32	5.81	0.89	(7.01)	11.19
Total from investment operations	$4.52	$6.09	$0.85	$(7.26)	$11.11
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.03)	$—	$(0.15)	$—
From net realized gain	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$(4.09)	$(3.76)	$(4.88)	$(3.78)	$(2.53)
Net asset value, end of period (x)	$38.45	$38.02	$35.69	$39.72	$50.76
Total return (%) (r)(s)(t)(x)	13.38	18.16	2.91	(15.74)	26.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78	1.82	1.79	1.72	1.72
Expenses after expense reductions	1.77	1.81	1.78	1.71	1.71
Net investment income (loss)	0.54	0.79	(0.10)	(0.52)	(0.16)
Portfolio turnover rate	13	12	19	10	7
Net assets at end of period (000 omitted)	$544	$1,188	$2,313	$8,336	$19,911

See Notes to Financial Statements
8

MFS International Intrinsic Value Fund
Financial Highlights - continued
Class C	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$35.03	$33.31	$37.41	$48.04	$40.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.28	$(0.04)	$(0.23)	$(0.09)
Net realized and unrealized gain (loss)	3.89	5.37	0.82	(6.60)	10.62
Total from investment operations	$4.10	$5.65	$0.78	$(6.83)	$10.53
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.20)	$—	$(0.17)	$—
From net realized gain	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$(4.20)	$(3.93)	$(4.88)	$(3.80)	$(2.53)
Net asset value, end of period (x)	$34.93	$35.03	$33.31	$37.41	$48.04
Total return (%) (r)(s)(t)(x)	13.35	18.19	2.90	(15.73)	26.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78	1.82	1.79	1.73	1.72
Expenses after expense reductions	1.77	1.81	1.78	1.71	1.71
Net investment income (loss)	0.61	0.83	(0.10)	(0.50)	(0.19)
Portfolio turnover rate	13	12	19	10	7
Net assets at end of period (000 omitted)	$11,156	$20,444	$33,852	$117,583	$264,432
Class I	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$44.20	$41.22	$45.09	$56.87	$46.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.79	$0.83	$0.51	$0.34	$0.47
Net realized and unrealized gain (loss)	4.95	6.67	0.91	(8.04)	12.44
Total from investment operations	$5.74	$7.50	$1.42	$(7.70)	$12.91
Less distributions declared to shareholders
From net investment income	$(0.79)	$(0.79)	$(0.41)	$(0.45)	$(0.34)
From net realized gain	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$(4.66)	$(4.52)	$(5.29)	$(4.08)	$(2.87)
Net asset value, end of period (x)	$45.28	$44.20	$41.22	$45.09	$56.87
Total return (%) (r)(s)(t)(x)	14.49	19.38	3.93	(14.89)	28.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78	0.81	0.79	0.73	0.72
Expenses after expense reductions	0.77	0.80	0.78	0.71	0.71
Net investment income (loss)	1.83	1.99	1.23	0.63	0.89
Portfolio turnover rate	13	12	19	10	7
Net assets at end of period (000 omitted)	$6,749,788	$6,723,488	$6,689,895	$8,888,439	$12,285,870

See Notes to Financial Statements
9

MFS International Intrinsic Value Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$35.33	$33.77	$37.88	$48.67	$40.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.34	$0.11	$(0.17)	$(0.06)
Net realized and unrealized gain (loss)	3.83	5.38	0.68	(6.74)	10.72
Total from investment operations	$4.12	$5.72	$0.79	$(6.91)	$10.66
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.43)	$(0.02)	$(0.25)	$—
From net realized gain	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$(4.31)	$(4.16)	$(4.90)	$(3.88)	$(2.53)
Net asset value, end of period (x)	$35.14	$35.33	$33.77	$37.88	$48.67
Total return (%) (r)(s)(t)(x)	13.35	18.22	2.89	(15.73)	26.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.78	1.82	1.79	1.73	1.72
Expenses after expense reductions	1.77	1.80	1.78	1.71	1.71
Net investment income (loss)	0.85	1.00	0.32	(0.37)	(0.12)
Portfolio turnover rate	13	12	19	10	7
Net assets at end of period (000 omitted)	$8,363	$8,242	$8,149	$8,909	$11,648
Class R2	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$36.71	$34.94	$39.03	$49.87	$41.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.47	$0.52	$0.28	$0.06	$0.18
Net realized and unrealized gain (loss)	4.02	5.57	0.72	(6.94)	10.95
Total from investment operations	$4.49	$6.09	$1.00	$(6.88)	$11.13
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.59)	$(0.21)	$(0.33)	$(0.09)
From net realized gain	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$(4.46)	$(4.32)	$(5.09)	$(3.96)	$(2.62)
Net asset value, end of period (x)	$36.74	$36.71	$34.94	$39.03	$49.87
Total return (%) (r)(s)(t)(x)	13.95	18.75	3.42	(15.30)	27.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.28	1.31	1.29	1.23	1.22
Expenses after expense reductions	1.27	1.30	1.28	1.21	1.21
Net investment income (loss)	1.31	1.48	0.79	0.12	0.38
Portfolio turnover rate	13	12	19	10	7
Net assets at end of period (000 omitted)	$117,658	$125,614	$132,772	$153,967	$224,998

See Notes to Financial Statements
10

MFS International Intrinsic Value Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$40.48	$38.07	$42.06	$53.38	$44.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.63	$0.66	$0.41	$0.20	$0.31
Net realized and unrealized gain (loss)	4.47	6.13	0.79	(7.49)	11.70
Total from investment operations	$5.10	$6.79	$1.20	$(7.29)	$12.01
Less distributions declared to shareholders
From net investment income	$(0.69)	$(0.65)	$(0.31)	$(0.40)	$(0.21)
From net realized gain	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$(4.56)	$(4.38)	$(5.19)	$(4.03)	$(2.74)
Net asset value, end of period (x)	$41.02	$40.48	$38.07	$42.06	$53.38
Total return (%) (r)(s)(t)(x)	14.21	19.09	3.66	(15.09)	27.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03	1.07	1.04	0.98	0.97
Expenses after expense reductions	1.02	1.06	1.03	0.96	0.96
Net investment income (loss)	1.60	1.71	1.07	0.39	0.62
Portfolio turnover rate	13	12	19	10	7
Net assets at end of period (000 omitted)	$997,889	$902,678	$977,368	$1,034,115	$1,383,344
Class R4	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$41.14	$38.66	$42.63	$53.98	$44.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.73	$0.77	$0.48	$0.32	$0.45
Net realized and unrealized gain (loss)	4.56	6.23	0.84	(7.59)	11.82
Total from investment operations	$5.29	$7.00	$1.32	$(7.27)	$12.27
Less distributions declared to shareholders
From net investment income	$(0.78)	$(0.79)	$(0.41)	$(0.45)	$(0.34)
From net realized gain	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$(4.65)	$(4.52)	$(5.29)	$(4.08)	$(2.87)
Net asset value, end of period (x)	$41.78	$41.14	$38.66	$42.63	$53.98
Total return (%) (r)(s)(t)(x)	14.49	19.38	3.94	(14.89)	27.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78	0.82	0.79	0.73	0.72
Expenses after expense reductions	0.77	0.80	0.78	0.71	0.71
Net investment income (loss)	1.82	1.96	1.22	0.61	0.88
Portfolio turnover rate	13	12	19	10	7
Net assets at end of period (000 omitted)	$523,876	$557,082	$622,734	$781,557	$1,183,942

See Notes to Financial Statements
11

MFS International Intrinsic Value Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$41.23	$38.75	$42.72	$54.06	$44.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.78	$0.83	$0.57	$0.40	$0.51
Net realized and unrealized gain (loss)	4.57	6.22	0.80	(7.63)	11.84
Total from investment operations	$5.35	$7.05	$1.37	$(7.23)	$12.35
Less distributions declared to shareholders
From net investment income	$(0.83)	$(0.84)	$(0.46)	$(0.48)	$(0.39)
From net realized gain	(3.87)	(3.73)	(4.88)	(3.63)	(2.53)
Total distributions declared to shareholders	$(4.70)	$(4.57)	$(5.34)	$(4.11)	$(2.92)
Net asset value, end of period (x)	$41.88	$41.23	$38.75	$42.72	$54.06
Total return (%) (r)(s)(t)(x)	14.63	19.48	4.07	(14.81)	28.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.67	0.71	0.68	0.62	0.62
Expenses after expense reductions	0.66	0.69	0.67	0.60	0.61
Net investment income (loss)	1.94	2.12	1.45	0.78	1.01
Portfolio turnover rate	13	12	19	10	7
Net assets at end of period (000 omitted)	$12,644,505	$11,902,716	$10,806,520	$11,183,181	$13,585,886
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS International Intrinsic Value Fund
Notes to Financial Statements
(1)  Business and Organization
MFS International Intrinsic Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
13

MFS International Intrinsic Value Fund
Notes to Financial Statements  - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$3,733,624,619	$—	$—	$3,733,624,619
France	3,701,046,300	—	—	3,701,046,300
Japan	934,016,119	1,905,075,231	—	2,839,091,350
Germany	1,743,967,099	—	—	1,743,967,099
Switzerland	1,544,446,667	—	—	1,544,446,667
Canada	1,445,013,849	—	—	1,445,013,849
United States	1,423,733,930	—	—	1,423,733,930
Ireland	1,229,528,567	—	—	1,229,528,567
Spain	1,121,995,369	—	—	1,121,995,369
Other Countries	2,889,865,714	196,657,907	—	3,086,523,621
Investment Companies	821,301,679	—	—	821,301,679
Total	$20,588,539,912	$2,101,733,138	$—	$22,690,273,050
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the
14

MFS International Intrinsic Value Fund
Notes to Financial Statements  - continued
benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $7,611,441.  The fair value of the fund's investment securities on loan and a related liability of $8,071,319 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
In the event that certain EU tax reclaims received by the fund during a fiscal year exceed the foreign withholding taxes paid by the fund in that same fiscal year, and the fund previously passed foreign tax credits on to their shareholders, the fund will enter into a closing agreement with the Internal Revenue Service (IRS) to pay the associated tax liability on behalf of the fund’s shareholders. During the year ended May 31, 2024, the fund received EU tax reclaims in excess of the foreign taxes withheld during the year. The fund will enter into a closing agreement with the IRS to pay the associated tax liability. At May 31, 2025, the fund has a U.S. tax liability “Payable for IRS compliance fees for tax reclaims” reflected on the Statement of Assets and Liabilities amounting to $4,503,443.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, non-deductible IRS compliance fees for tax reclaims, and foreign taxes.
15

MFS International Intrinsic Value Fund
Notes to Financial Statements  - continued
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/25	Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$448,614,901	$401,184,634
Long-term capital gains	1,936,149,485	1,874,254,876
Total distributions	$2,384,764,386	$2,275,439,510
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/25
Cost of investments	$15,405,959,264
Gross appreciation	8,129,247,358
Gross depreciation	(844,933,572)
Net unrealized appreciation (depreciation)	$7,284,313,786
Undistributed ordinary income	294,483,468
Undistributed long-term capital gain	717,709,719
Other temporary differences	326,979
Total distributable earnings (loss)	$8,296,833,952
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/25	Year ended 5/31/24
Class A	$191,372,635	$194,579,439
Class B	85,572	149,837
Class C	1,787,419	2,809,790
Class I	676,664,941	670,949,652
Class R1	982,478	915,815
Class R2	13,398,256	14,232,852
Class R3	101,381,345	83,620,241
Class R4	54,243,582	66,883,726
Class R6	1,344,848,158	1,241,298,158
Total	$2,384,764,386	$2,275,439,510
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $10 billion	0.70%
In excess of $10 billion and up to $15 billion	0.65%
In excess of $15 billion and up to $20 billion	0.55%
In excess of $20 billion and up to $25 billion	0.50%
In excess of $25 billion and up to $30 billion	0.45%
In excess of $30 billion and up to $35 billion	0.43%
In excess of $35 billion	0.41%
16

MFS International Intrinsic Value Fund
Notes to Financial Statements  - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the year ended May 31, 2025, this management fee reduction amounted to $2,958,118, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $14,381 for the year ended May 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,348,307
Class B	0.75%	0.25%	1.00%	1.00%	8,610
Class C	0.75%	0.25%	1.00%	1.00%	153,487
Class R1	0.75%	0.25%	1.00%	1.00%	81,940
Class R2	0.25%	0.25%	0.50%	0.50%	573,816
Class R3	—	0.25%	0.25%	0.25%	2,315,457
Total Distribution and Service Fees					$7,481,617
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2025, this rebate amounted to $232, $1, $11, and $310 for Class A, Class B, Class C, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2025, were as follows:
Amount
Class A	$1,899
Class B	78
Class C	318
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2025, the fee was $163,283, which equated to 0.0007% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $10,515,480.
17

MFS International Intrinsic Value Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.0027% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$144
8/19/2024	Redemption	Class R1	5	189
8/19/2024	Redemption	Class R2	5	194
8/19/2024	Redemption	Class R3	4	186
8/19/2024	Redemption	Class R4	5	191
During the year ended May 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $3,605,597 and $51,342,824, respectively. The sales transactions resulted in net realized gains (losses) of $33,692,952.
(4)  Portfolio Securities
For the year ended May 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $2,670,800,322 and $4,636,166,833, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,390,206	$245,075,378	6,156,370	$237,226,544
Class B	—	—	1,036	35,849
Class C	9,775	328,626	18,947	631,703
Class I	18,383,455	780,217,654	16,519,782	687,209,969
Class R1	32,850	1,096,086	26,362	889,180
Class R2	472,563	16,704,361	404,140	14,245,013
Class R3	5,741,268	221,140,037	4,992,430	195,595,262
Class R4	2,613,734	103,215,035	2,403,877	93,929,826
Class R6	24,885,469	1,006,508,678	22,613,585	884,669,944
	58,529,320	$2,374,285,855	53,136,529	$2,114,433,290
18

MFS International Intrinsic Value Fund
Notes to Financial Statements  - continued
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	4,432,789	$161,264,855	4,425,137	$163,508,817
Class B	2,524	85,238	4,281	147,387
Class C	56,257	1,725,956	85,811	2,721,915
Class I	15,429,175	610,841,021	15,127,236	602,669,078
Class R1	31,837	982,478	28,628	915,815
Class R2	415,064	13,365,070	427,844	14,191,597
Class R3	2,823,206	101,381,345	2,289,084	83,620,241
Class R4	1,243,786	45,435,497	1,588,648	58,922,953
Class R6	35,289,950	1,291,612,152	32,114,333	1,193,047,471
	59,724,588	$2,226,693,612	56,091,002	$2,119,745,274
Shares reacquired
Class A	(13,888,017)	$(536,473,537)	(14,948,857)	$(577,739,346)
Class B	(19,602)	(728,030)	(38,879)	(1,415,052)
Class C	(330,316)	(11,102,658)	(537,375)	(17,996,022)
Class I	(36,870,222)	(1,562,279,702)	(41,825,004)	(1,749,061,014)
Class R1	(60,024)	(2,006,959)	(62,933)	(2,109,279)
Class R2	(1,106,393)	(39,281,172)	(1,211,113)	(42,827,348)
Class R3	(6,536,961)	(252,755,511)	(10,653,036)	(406,323,224)
Class R4	(4,860,493)	(196,616,853)	(6,559,062)	(260,552,802)
Class R6	(46,915,895)	(1,856,086,723)	(44,973,291)	(1,769,309,196)
	(110,587,923)	$(4,457,331,145)	(120,809,550)	$(4,827,333,283)
Net change
Class A	(3,065,022)	$(130,133,304)	(4,367,350)	$(177,003,985)
Class B	(17,078)	(642,792)	(33,562)	(1,231,816)
Class C	(264,284)	(9,048,076)	(432,617)	(14,642,404)
Class I	(3,057,592)	(171,221,027)	(10,177,986)	(459,181,967)
Class R1	4,663	71,605	(7,943)	(304,284)
Class R2	(218,766)	(9,211,741)	(379,129)	(14,390,738)
Class R3	2,027,513	69,765,871	(3,371,522)	(127,107,721)
Class R4	(1,002,973)	(47,966,321)	(2,566,537)	(107,700,023)
Class R6	13,259,524	442,034,107	9,754,627	308,408,219
	7,665,985	$143,648,322	(11,582,019)	$(593,154,719)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 27% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime Income Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective at the close of business on May 29, 2015, purchases of the fund were closed to new investors subject to certain exceptions. Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
19

MFS International Intrinsic Value Fund
Notes to Financial Statements  - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2025, the fund’s commitment fee and interest expense were $105,994 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
IMI PLC	$353,648,089	$—	$48,295,739	$16,964,160	$21,832,931	$344,149,441
MFS Institutional Money Market Portfolio	626,197,991	2,907,626,569	2,720,536,460	10,921	(68,661)	813,230,360
	$979,846,080	$2,907,626,569	$2,768,832,199	$16,975,081	$21,764,270	$1,157,379,801
Affiliated Issuers	Dividend Income	Capital Gain Distributions
IMI PLC	$5,402,640	$—
MFS Institutional Money Market Portfolio	30,785,411	—
	$36,188,051	$—
20

MFS International Intrinsic Value Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS International Intrinsic Value Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS International Intrinsic Value Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of May 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2025
21

MFS International Intrinsic Value Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $2,195,235,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $559,630,322. The fund intends to pass through foreign tax credits of $22,549,889 for the fiscal year.
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Intrinsic Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Intrinsic Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Intrinsic Value Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS International Diversification Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Diversification Fund
Portfolio of Investments − 5/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
International Stock Funds – 99.8%
MFS Emerging Markets Equity Fund - Class R6	185,183,617	$ 7,062,903,163
MFS International Growth Fund - Class R6	132,419,342	6,168,092,930
MFS International Intrinsic Value Fund - Class R6	148,611,702	6,223,858,079
MFS International Large Cap Value Fund - Class R6	399,857,787	6,269,770,102
MFS International New Discovery Fund - Class R6	124,437,455	4,140,034,115
MFS Research International Fund - Class R6	452,255,758	11,442,070,687
		$41,306,729,076
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 4.35% (v)	79,993,091	$ 79,993,091
Total Mutual Funds (Identified Cost, $31,787,898,628)		$41,386,722,167
Other Assets, Less Liabilities – 0.0%		16,793,154
Net Assets – 100.0%		$41,403,515,321
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $41,386,722,167.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
MDIFS-ANN
1

MFS International Diversification Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/25 Assets
Investments in affiliated issuers, at value (identified cost, $31,787,898,628)	$41,386,722,167
Receivables for
Investments sold	19,018,426
Fund shares sold	38,125,955
Other assets	40,246
Total assets	$41,443,906,794
Liabilities
Payables for
Investments purchased	$164,937
Fund shares reacquired	33,094,367
Payable to affiliates
Administrative services fee	142
Shareholder servicing costs	6,216,815
Distribution and service fees	128,283
Payable for independent Trustees' compensation	15
Accrued expenses and other liabilities	786,914
Total liabilities	$40,391,473
Net assets	$41,403,515,321
Net assets consist of
Paid-in capital	$31,523,195,480
Total distributable earnings (loss)	9,880,319,841
Net assets	$41,403,515,321
Shares of beneficial interest outstanding	1,592,431,308
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,784,301,280	147,174,135	$25.71
Class B	3,891,543	153,059	25.43
Class C	219,016,792	8,788,558	24.92
Class I	15,579,691,461	598,047,912	26.05
Class R1	7,280,121	298,388	24.40
Class R2	49,080,004	1,946,155	25.22
Class R3	1,444,246,594	56,732,223	25.46
Class R4	843,057,421	32,482,505	25.95
Class R6	19,472,950,105	746,808,373	26.07
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $27.28 [100 / 94.25 x $25.71]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
2

MFS International Diversification Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/25 Net investment income (loss)
Income
Dividends from affiliated issuers	$887,677,025
Payments from investment adviser for other expenses agreement (See Note 3)	231,512
Other	8,113
Total investment income	$887,916,650
Expenses
Distribution and service fees	$15,222,924
Shareholder servicing costs	22,242,635
Administrative services fee	17,500
Independent Trustees' compensation	154,472
Custodian fee	101,977
Shareholder communications	3,611,103
Audit and tax fees	50,063
Legal fees	191,409
Miscellaneous	992,829
Total expenses	$42,584,912
Reduction of expenses by investment adviser and distributor	(6,326,995)
Net expenses	$36,257,917
Net investment income (loss)	$851,658,733
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(62,815,515)
Capital gain distributions from affiliated issuers	1,130,987,663
Net realized gain (loss)	$1,068,172,148
Change in unrealized appreciation or depreciation
Affiliated issuers	$3,353,145,261
Net realized and unrealized gain (loss)	$4,421,317,409
Change in net assets from operations	$5,272,976,142
See Notes to Financial Statements
3

MFS International Diversification Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/25	5/31/24
Change in net assets
From operations
Net investment income (loss)	$851,658,733	$814,624,416
Net realized gain (loss)	1,068,172,148	268,540,764
Net unrealized gain (loss)	3,353,145,261	3,937,595,301
Change in net assets from operations	$5,272,976,142	$5,020,760,481
Total distributions to shareholders	$(1,261,783,740)	$(1,522,468,104)
Change in net assets from fund share transactions	$(1,233,134,332)	$(237,226,239)
Total change in net assets	$2,778,058,070	$3,261,066,138
Net assets
At beginning of period	38,625,457,251	35,364,391,113
At end of period	$41,403,515,321	$38,625,457,251
See Notes to Financial Statements
4

MFS International Diversification Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$23.29	$21.20	$21.37	$25.51	$18.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.46	$0.42	$0.22	$0.40	$0.10
Net realized and unrealized gain (loss)	2.69	2.54	0.09	(3.92)	6.96
Total from investment operations	$3.15	$2.96	$0.31	$(3.52)	$7.06
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.52)	$(0.08)	$(0.41)	$(0.12)
From net realized gain	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$(0.73)	$(0.87)	$(0.48)	$(0.62)	$(0.35)
Net asset value, end of period (x)	$25.71	$23.29	$21.20	$21.37	$25.51
Total return (%) (r)(s)(t)(x)	13.98	14.19	1.61	(14.16)	37.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.37	0.36	0.37	0.37	0.36
Expenses after expense reductions (h)	0.35	0.35	0.35	0.35	0.34
Net investment income (loss) (l)	1.94	1.93	1.07	1.64	0.46
Portfolio turnover rate	2	3	7	4	9
Net assets at end of period (000 omitted)	$3,784,301	$3,689,945	$3,498,538	$3,644,253	$4,381,231
Class B	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$22.97	$20.87	$21.12	$25.16	$18.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.23	$0.06	$0.21	$(0.06)
Net realized and unrealized gain (loss)	2.69	2.52	0.09	(3.86)	6.84
Total from investment operations	$2.96	$2.75	$0.15	$(3.65)	$6.78
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.30)	$—	$(0.18)	$—
From net realized gain	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$(0.50)	$(0.65)	$(0.40)	$(0.39)	$(0.23)
Net asset value, end of period (x)	$25.43	$22.97	$20.87	$21.12	$25.16
Total return (%) (r)(s)(t)(x)	13.16	13.32	0.83	(14.73)	36.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.12	1.11	1.12	1.12	1.11
Expenses after expense reductions (h)	1.10	1.10	1.10	1.10	1.09
Net investment income (loss) (l)	1.16	1.06	0.30	0.89	(0.28)
Portfolio turnover rate	2	3	7	4	9
Net assets at end of period (000 omitted)	$3,892	$6,527	$9,428	$13,672	$21,542

See Notes to Financial Statements
5

MFS International Diversification Fund
Financial Highlights - continued
Class C	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$22.56	$20.55	$20.80	$24.83	$18.36
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.25	$0.06	$0.22	$(0.06)
Net realized and unrealized gain (loss)	2.62	2.45	0.09	(3.82)	6.76
Total from investment operations	$2.89	$2.70	$0.15	$(3.60)	$6.70
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.34)	$—	$(0.22)	$—
From net realized gain	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$(0.53)	$(0.69)	$(0.40)	$(0.43)	$(0.23)
Net asset value, end of period (x)	$24.92	$22.56	$20.55	$20.80	$24.83
Total return (%) (r)(s)(t)(x)	13.13	13.30	0.84	(14.75)	36.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.12	1.11	1.12	1.12	1.11
Expenses after expense reductions (h)	1.10	1.10	1.10	1.10	1.09
Net investment income (loss) (l)	1.17	1.16	0.29	0.92	(0.28)
Portfolio turnover rate	2	3	7	4	9
Net assets at end of period (000 omitted)	$219,017	$263,351	$304,133	$379,572	$489,683
Class I	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$23.59	$21.46	$21.63	$25.81	$19.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.53	$0.49	$0.26	$0.47	$0.16
Net realized and unrealized gain (loss)	2.73	2.56	0.10	(3.97)	7.03
Total from investment operations	$3.26	$3.05	$0.36	$(3.50)	$7.19
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.57)	$(0.13)	$(0.47)	$(0.16)
From net realized gain	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$(0.80)	$(0.92)	$(0.53)	$(0.68)	$(0.39)
Net asset value, end of period (x)	$26.05	$23.59	$21.46	$21.63	$25.81
Total return (%) (r)(s)(t)(x)	14.27	14.48	1.85	(13.93)	38.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.12	0.11	0.12	0.12	0.11
Expenses after expense reductions (h)	0.10	0.10	0.10	0.10	0.09
Net investment income (loss) (l)	2.18	2.20	1.28	1.94	0.71
Portfolio turnover rate	2	3	7	4	9
Net assets at end of period (000 omitted)	$15,579,691	$14,892,220	$14,757,462	$15,504,823	$17,850,569

See Notes to Financial Statements
6

MFS International Diversification Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$22.12	$20.20	$20.45	$24.40	$18.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.25	$0.06	$0.20	$(0.07)
Net realized and unrealized gain (loss)	2.56	2.39	0.09	(3.75)	6.66
Total from investment operations	$2.84	$2.64	$0.15	$(3.55)	$6.59
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.37)	$—	$(0.19)	$—
From net realized gain	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$(0.56)	$(0.72)	$(0.40)	$(0.40)	$(0.23)
Net asset value, end of period (x)	$24.40	$22.12	$20.20	$20.45	$24.40
Total return (%) (r)(s)(t)(x)	13.19	13.25	0.86	(14.78)	36.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.12	1.11	1.12	1.12	1.11
Expenses after expense reductions (h)	1.10	1.10	1.10	1.10	1.09
Net investment income (loss) (l)	1.21	1.20	0.32	0.86	(0.31)
Portfolio turnover rate	2	3	7	4	9
Net assets at end of period (000 omitted)	$7,280	$7,571	$7,177	$7,056	$10,359
Class R2	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$22.85	$20.81	$20.98	$25.05	$18.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.35	$0.16	$0.34	$0.06
Net realized and unrealized gain (loss)	2.62	2.49	0.10	(3.85)	6.80
Total from investment operations	$3.04	$2.84	$0.26	$(3.51)	$6.86
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.45)	$(0.03)	$(0.35)	$(0.07)
From net realized gain	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$(0.67)	$(0.80)	$(0.43)	$(0.56)	$(0.30)
Net asset value, end of period (x)	$25.22	$22.85	$20.81	$20.98	$25.05
Total return (%) (r)(s)(t)(x)	13.72	13.88	1.36	(14.34)	37.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.62	0.61	0.62	0.62	0.61
Expenses after expense reductions (h)	0.60	0.60	0.60	0.60	0.59
Net investment income (loss) (l)	1.80	1.61	0.80	1.43	0.26
Portfolio turnover rate	2	3	7	4	9
Net assets at end of period (000 omitted)	$49,080	$54,122	$61,253	$65,430	$74,611

See Notes to Financial Statements
7

MFS International Diversification Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$23.07	$21.01	$21.19	$25.30	$18.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.46	$0.42	$0.22	$0.40	$0.11
Net realized and unrealized gain (loss)	2.67	2.51	0.09	(3.89)	6.88
Total from investment operations	$3.13	$2.93	$0.31	$(3.49)	$6.99
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.52)	$(0.09)	$(0.41)	$(0.12)
From net realized gain	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$(0.74)	$(0.87)	$(0.49)	$(0.62)	$(0.35)
Net asset value, end of period (x)	$25.46	$23.07	$21.01	$21.19	$25.30
Total return (%) (r)(s)(t)(x)	14.00	14.19	1.59	(14.14)	37.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.37	0.36	0.37	0.37	0.36
Expenses after expense reductions (h)	0.35	0.35	0.35	0.35	0.34
Net investment income (loss) (l)	1.94	1.93	1.08	1.66	0.49
Portfolio turnover rate	2	3	7	4	9
Net assets at end of period (000 omitted)	$1,444,247	$1,353,877	$1,216,239	$1,178,451	$1,318,182
Class R4	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$23.50	$21.39	$21.56	$25.72	$18.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.51	$0.48	$0.28	$0.47	$0.18
Net realized and unrealized gain (loss)	2.73	2.55	0.09	(3.95)	6.99
Total from investment operations	$3.24	$3.03	$0.37	$(3.48)	$7.17
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.57)	$(0.14)	$(0.47)	$(0.17)
From net realized gain	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$(0.79)	$(0.92)	$(0.54)	$(0.68)	$(0.40)
Net asset value, end of period (x)	$25.95	$23.50	$21.39	$21.56	$25.72
Total return (%) (r)(s)(t)(x)	14.27	14.43	1.86	(13.91)	37.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.12	0.11	0.12	0.12	0.11
Expenses after expense reductions (h)	0.10	0.10	0.10	0.10	0.09
Net investment income (loss) (l)	2.13	2.15	1.33	1.91	0.77
Portfolio turnover rate	2	3	7	4	9
Net assets at end of period (000 omitted)	$843,057	$1,055,356	$987,868	$1,017,358	$1,277,938

See Notes to Financial Statements
8

MFS International Diversification Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$23.61	$21.48	$21.66	$25.84	$19.03
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.56	$0.51	$0.29	$0.49	$0.19
Net realized and unrealized gain (loss)	2.72	2.57	0.09	(3.97)	7.03
Total from investment operations	$3.28	$3.08	$0.38	$(3.48)	$7.22
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.60)	$(0.16)	$(0.49)	$(0.18)
From net realized gain	(0.22)	(0.35)	(0.40)	(0.21)	(0.23)
Total distributions declared to shareholders	$(0.82)	$(0.95)	$(0.56)	$(0.70)	$(0.41)
Net asset value, end of period (x)	$26.07	$23.61	$21.48	$21.66	$25.84
Total return (%) (r)(s)(t)(x)	14.38	14.58	1.92	(13.84)	38.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.02	0.01	0.01	0.01	0.02
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.29	2.29	1.42	2.03	0.81
Portfolio turnover rate	2	3	7	4	9
Net assets at end of period (000 omitted)	$19,472,950	$17,302,488	$14,522,293	$12,792,920	$13,046,306
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS International Diversification Fund
Notes to Financial Statements
(1)  Business and Organization
MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
The investment objective of each of the international stock funds held by the fund at May 31, 2025 was to seek capital appreciation.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which
10

MFS International Diversification Fund
Notes to Financial Statements  - continued
there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$41,386,722,167	$—	$—	$41,386,722,167
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
11

MFS International Diversification Fund
Notes to Financial Statements  - continued
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/25	Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$917,741,360	$950,009,360
Long-term capital gains	344,042,380	572,458,744
Total distributions	$1,261,783,740	$1,522,468,104
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/25
Cost of investments	$32,519,533,203
Gross appreciation	8,978,969,033
Gross depreciation	(111,780,069)
Net unrealized appreciation (depreciation)	$8,867,188,964
Undistributed ordinary income	52,879,350
Undistributed long-term capital gain	960,251,527
Total distributable earnings (loss)	$9,880,319,841
12

MFS International Diversification Fund
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/25	Year ended 5/31/24
Class A	$109,812,620	$139,039,397
Class B	106,985	214,369
Class C	5,218,931	8,844,889
Class I	474,972,985	617,110,382
Class R1	180,384	254,762
Class R2	1,483,540	1,994,308
Class R3	41,677,152	50,654,134
Class R4	26,960,938	41,989,134
Class R6	601,370,205	662,366,729
Total	$1,261,783,740	$1,522,468,104
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”), such that “Other Expenses” do not exceed 0.10% annually of average daily net assets for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares and 0.00% annually of average daily net assets for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2026. For the year ended May 31, 2025, this reduction amounted to $6,325,660, which is included in the reduction of total expenses in the Statement of Operations. Payments made to Class R6 shares to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Payments from investment adviser for other expenses agreement” in the Statement of Operations.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $239,382 for the year ended May 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
13

MFS International Diversification Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 9,089,324
Class B	0.75%	0.25%	1.00%	1.00%	53,165
Class C	0.75%	0.25%	1.00%	1.00%	2,363,946
Class R1	0.75%	0.25%	1.00%	1.00%	73,957
Class R2	0.25%	0.25%	0.50%	0.50%	253,744
Class R3	—	0.25%	0.25%	0.25%	3,388,788
Total Distribution and Service Fees					$15,222,924
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2025, this rebate amounted to $256, $108, $966, and $5 for Class A, Class C, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2025, were as follows:
Amount
Class A	$38,594
Class B	423
Class C	7,879
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2025, the fee was $612,415, which equated to 0.0016% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $21,630,220.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.00005% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
14

MFS International Diversification Fund
Notes to Financial Statements  - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$67
8/19/2024	Redemption	Class C	3	61
8/19/2024	Redemption	Class I	3	74
8/19/2024	Redemption	Class R1	3	67
8/19/2024	Redemption	Class R2	3	73
8/19/2024	Redemption	Class R3	3	77
8/19/2024	Redemption	Class R4	3	76
(4)  Portfolio Securities
For the year ended May 31, 2025, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $646,699,101 and $3,192,645,052, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,743,869	$375,966,720	21,116,213	$463,709,792
Class B	818	20,098	2,200	47,755
Class C	609,712	14,199,984	837,851	17,816,891
Class I	105,607,072	2,547,565,489	144,061,202	3,197,643,029
Class R1	45,323	1,022,131	55,709	1,159,250
Class R2	297,289	6,935,065	488,795	10,506,205
Class R3	11,819,291	279,333,301	12,134,732	263,997,990
Class R4	5,189,809	124,807,679	9,495,308	211,083,571
Class R6	148,958,942	3,600,648,579	173,779,325	3,863,744,543
	288,272,125	$6,950,499,046	361,971,335	$8,029,709,026
Shares issued to shareholders in reinvestment of distributions
Class A	4,344,020	$98,609,250	5,687,347	$124,780,390
Class B	4,751	106,985	9,753	211,739
Class C	220,011	4,855,652	380,983	8,122,547
Class I	18,024,801	414,209,917	24,344,641	540,451,039
Class R1	8,347	180,384	12,184	254,762
Class R2	66,018	1,471,533	91,440	1,970,533
Class R3	1,853,966	41,677,152	2,331,069	50,654,134
Class R4	1,144,160	26,189,823	1,864,107	41,215,405
Class R6	25,372,992	583,325,086	28,878,878	641,399,886
	51,039,066	$1,170,625,782	63,600,402	$1,409,060,435
15

MFS International Diversification Fund
Notes to Financial Statements  - continued
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(31,370,765)	$(747,800,770)	(33,337,903)	$(734,161,095)
Class B	(136,682)	(3,244,038)	(179,488)	(3,857,676)
Class C	(3,717,085)	(86,067,420)	(4,345,156)	(92,443,777)
Class I	(156,992,654)	(3,790,019,174)	(224,528,943)	(4,998,067,706)
Class R1	(97,482)	(2,167,102)	(81,063)	(1,681,120)
Class R2	(785,996)	(18,054,717)	(1,154,869)	(24,891,948)
Class R3	(15,639,282)	(369,018,074)	(13,648,248)	(296,884,886)
Class R4	(18,764,353)	(448,435,663)	(12,634,468)	(279,378,396)
Class R6	(160,418,411)	(3,889,452,202)	(145,710,852)	(3,244,629,096)
	(387,922,710)	$(9,354,259,160)	(435,620,990)	$(9,675,995,700)
Net change
Class A	(11,282,876)	$(273,224,800)	(6,534,343)	$(145,670,913)
Class B	(131,113)	(3,116,955)	(167,535)	(3,598,182)
Class C	(2,887,362)	(67,011,784)	(3,126,322)	(66,504,339)
Class I	(33,360,781)	(828,243,768)	(56,123,100)	(1,259,973,638)
Class R1	(43,812)	(964,587)	(13,170)	(267,108)
Class R2	(422,689)	(9,648,119)	(574,634)	(12,415,210)
Class R3	(1,966,025)	(48,007,621)	817,553	17,767,238
Class R4	(12,430,384)	(297,438,161)	(1,275,053)	(27,079,420)
Class R6	13,913,523	294,521,463	56,947,351	1,260,515,333
	(48,611,519)	$(1,233,134,332)	(10,049,253)	$(237,226,239)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2025, the fund’s commitment fee and interest expense were $187,546 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended May 31, 2025:
16

MFS International Diversification Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Fund	$6,580,456,450	$354,485,644	$798,796,679	$(29,062,980)	$955,820,728	$7,062,903,163
MFS Institutional Money Market Portfolio	45,245,200	846,073,703	811,319,917	(1,390)	(4,505)	79,993,091
MFS International Growth Fund	5,786,166,571	406,615,969	562,187,756	31,151,945	506,346,201	6,168,092,930
MFS International Intrinsic Value Fund	5,805,800,237	701,290,606	443,007,702	(106,745,618)	266,520,556	6,223,858,079
MFS International Large Cap Value Fund	5,838,361,894	433,804,618	678,203,604	69,256,977	606,550,217	6,269,770,102
MFS International New Discovery Fund	3,845,730,677	412,429,807	272,995,037	(45,904,695)	200,773,363	4,140,034,115
MFS Research International Fund	10,690,284,936	353,611,077	437,454,273	18,490,246	817,138,701	11,442,070,687
	$38,592,045,965	$3,508,311,424	$4,003,964,968	$(62,815,515)	$3,353,145,261	$41,386,722,167
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Fund	$171,014,489	$—
MFS Institutional Money Market Portfolio	3,126,069	—
MFS International Growth Fund	91,728,662	240,409,313
MFS International Intrinsic Value Fund	125,692,036	521,555,486
MFS International Large Cap Value Fund	175,360,888	206,340,807
MFS International New Discovery Fund	101,596,499	162,682,057
MFS Research International Fund	219,158,382	—
	$887,677,025	$1,130,987,663
17

MFS International Diversification Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust X and the Shareholders of MFS International Diversification Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS International Diversification Fund (the “Fund”), including the portfolio of investments, as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period  then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, and the results of its operations for the year then ended, the  changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board  (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to  have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the underlying funds’ transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
July 16, 2025
We have served as the auditor of one or more of the MFS investment companies since 1924.
18

MFS International Diversification Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $489,527,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $723,569,875. The fund intends to pass through foreign tax credits of $66,779,259 for the fiscal year.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
19

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Diversification Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Diversification Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Diversification Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
20

MFS Managed Wealth Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Managed Wealth Fund
Portfolio of Investments − 5/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 3.3%
U.S. Treasury Obligations – 3.3%
U.S. Treasury Notes, 4.625%, 6/30/2025 (f)	$350,000	$ 350,048
U.S. Treasury Notes, 5%, 9/30/2025 (f)	220,000	220,425
U.S. Treasury Notes, 4.25%, 12/31/2025 (f)	220,000	219,951
U.S. Treasury Notes, 4.5%, 3/31/2026 (f)	350,000	350,837
Total Bonds (Identified Cost, $1,144,225)		$1,141,261
Mutual Funds (h) – 96.5%
International Stock Funds – 31.5%
MFS International Equity Fund - Class R6	284,241	$11,042,755
U.S. Stock Funds – 62.6%
MFS Growth Fund - Class R6	55,401	$11,329,454
MFS Value Fund - Class R6	211,175	10,615,803
		$21,945,257
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 4.35% (v)	835,251	$ 835,251
Total Mutual Funds (Identified Cost, $18,979,756)		$33,823,263
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
S&P 500 Index – June 2025 @ $4,900	Put	Exchange Traded	$ 1,773,507	3	$ 615
S&P 500 Index – March 2026 @ $4,900	Put	Exchange Traded	2,364,676	4	41,620
Total Purchased Options (Premiums Paid, $71,561)					$42,235
Other Assets, Less Liabilities – 0.1%					25,250
Net Assets – 100.0%					$35,032,009
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $33,823,263 and $1,183,496, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

MGWFS-ANN
1

MFS Managed Wealth Fund
Portfolio of Investments – continued
Derivative Contracts at 5/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Mini MSCI EAFE Index	Short	USD	40	$5,209,000	June – 2025	$(289,337)
Russell 1000 Growth Index	Short	USD	36	7,245,900	June – 2025	(531,798)
Russell 1000 Value Index	Short	USD	52	4,821,440	June – 2025	(51,586)
						$(872,721)
At May 31, 2025, the fund had liquid securities with an aggregate value of $1,064,179 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
2

MFS Managed Wealth Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $1,215,786)	$1,183,496
Investments in affiliated issuers, at value (identified cost, $18,979,756)	33,823,263
Receivables for
Net daily variation margin on open futures contracts	3,261
Investments sold	38,669
Fund shares sold	16,422
Interest	15,254
Receivable from investment adviser	19,577
Other assets	166
Total assets	$35,100,108
Liabilities
Payables for
Fund shares reacquired	$3,571
Payable to affiliates
Administrative services fee	142
Shareholder servicing costs	8,224
Distribution and service fees	212
Payable for independent Trustees' compensation	15
Payable for audit and tax fees	47,872
Accrued expenses and other liabilities	8,063
Total liabilities	$68,099
Net assets	$35,032,009
Net assets consist of
Paid-in capital	$26,968,579
Total distributable earnings (loss)	8,063,430
Net assets	$35,032,009
Shares of beneficial interest outstanding	2,691,250
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,756,925	287,807	$13.05
Class B	64,372	5,190	12.40
Class C	1,459,681	118,336	12.34
Class I	26,653,031	2,042,064	13.05
Class R1	64,386	5,202	12.38
Class R2	67,660	5,267	12.85
Class R3	69,280	5,335	12.99
Class R4	70,958	5,445	13.03
Class R6	2,825,716	216,604	13.05
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.85 [100 / 94.25 x $13.05]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
3

MFS Managed Wealth Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/25 Net investment income (loss)
Income
Dividends from affiliated issuers	$472,895
Interest	58,443
Other	30
Total investment income	$531,368
Expenses
Management fee	$125,813
Distribution and service fees	27,867
Shareholder servicing costs	29,904
Administrative services fee	17,500
Independent Trustees' compensation	3,023
Custodian fee	9,096
Shareholder communications	6,677
Audit and tax fees	60,395
Legal fees	232
Registration fees	127,293
Miscellaneous	48,948
Total expenses	$456,748
Reduction of expenses by investment adviser	(188,976)
Net expenses	$267,772
Net investment income (loss)	$263,596
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(127,787)
Affiliated issuers	4,453,463
Capital gain distributions from affiliated issuers	1,762,133
Futures contracts	(1,064,945)
Net realized gain (loss)	$5,022,864
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$110,702
Affiliated issuers	(2,683,908)
Futures contracts	(606,244)
Net unrealized gain (loss)	$(3,179,450)
Net realized and unrealized gain (loss)	$1,843,414
Change in net assets from operations	$2,107,010
See Notes to Financial Statements
4

MFS Managed Wealth Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/25	5/31/24
Change in net assets
From operations
Net investment income (loss)	$263,596	$338,150
Net realized gain (loss)	5,022,864	4,103,229
Net unrealized gain (loss)	(3,179,450)	(478,457)
Change in net assets from operations	$2,107,010	$3,962,922
Total distributions to shareholders	$(340,242)	$(320,494)
Change in net assets from fund share transactions	$(5,932,801)	$(23,100,820)
Total change in net assets	$(4,166,033)	$(19,458,392)
Net assets
At beginning of period	39,198,042	58,656,434
At end of period	$35,032,009	$39,198,042
See Notes to Financial Statements
5

MFS Managed Wealth Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$12.45	$11.50	$11.25	$11.46	$11.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.06	$0.01	$0.03	$(0.01)
Net realized and unrealized gain (loss)	0.64	0.95	0.24	(0.24)	(0.05)
Total from investment operations	$0.71	$1.01	$0.25	$(0.21)	$(0.06)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.06)	$—	$—	$(0.02)
Net asset value, end of period (x)	$13.05	$12.45	$11.50	$11.25	$11.46
Total return (%) (r)(s)(t)(x)	5.77	8.78	2.22	(1.83)	(0.54)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.45	1.31	1.02	0.94	0.91
Expenses after expense reductions (h)	0.92	0.93	0.93	0.92	0.88
Net investment income (loss) (l)	0.57	0.54	0.11	0.29	(0.07)
Portfolio turnover rate	11	6	19	19	50
Net assets at end of period (000 omitted)	$3,757	$3,476	$3,646	$10,280	$14,339
Class B	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$11.82	$10.95	$10.79	$11.08	$11.23
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$(0.02)	$(0.06)	$(0.06)	$(0.09)
Net realized and unrealized gain (loss)	0.61	0.89	0.22	(0.23)	(0.06)
Total from investment operations	$0.59	$0.87	$0.16	$(0.29)	$(0.15)
Less distributions declared to shareholders
From net investment income	$(0.01)	$—	$—	$—	$—
Net asset value, end of period (x)	$12.40	$11.82	$10.95	$10.79	$11.08
Total return (%) (r)(s)(t)(x)	4.98	7.95	1.48	(2.62)	(1.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.20	2.05	1.78	1.69	1.66
Expenses after expense reductions (h)	1.67	1.68	1.68	1.67	1.65
Net investment income (loss) (l)	(0.18)	(0.17)	(0.58)	(0.53)	(0.84)
Portfolio turnover rate	11	6	19	19	50
Net assets at end of period (000 omitted)	$64	$67	$71	$80	$74

See Notes to Financial Statements
6

MFS Managed Wealth Fund
Financial Highlights - continued
Class C	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$11.76	$10.89	$10.74	$11.02	$11.18
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$(0.02)	$(0.06)	$(0.06)	$(0.09)
Net realized and unrealized gain (loss)	0.60	0.89	0.21	(0.22)	(0.06)
Total from investment operations	$0.59	$0.87	$0.15	$(0.28)	$(0.15)
Less distributions declared to shareholders
From net investment income	$(0.01)	$—	$—	$—	$(0.01)
Net asset value, end of period (x)	$12.34	$11.76	$10.89	$10.74	$11.02
Total return (%) (r)(s)(t)(x)	5.02	7.99	1.40	(2.54)	(1.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.20	2.05	1.78	1.69	1.67
Expenses after expense reductions (h)	1.67	1.68	1.68	1.67	1.66
Net investment income (loss) (l)	(0.08)	(0.22)	(0.57)	(0.54)	(0.86)
Portfolio turnover rate	11	6	19	19	50
Net assets at end of period (000 omitted)	$1,460	$1,956	$2,369	$3,870	$6,363
Class I	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$12.44	$11.50	$11.30	$11.50	$11.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.10	$0.09	$0.05	$0.06	$0.02
Net realized and unrealized gain (loss)	0.65	0.94	0.23	(0.24)	(0.06)
Total from investment operations	$0.75	$1.03	$0.28	$(0.18)	$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.09)	$(0.08)	$(0.02)	$(0.03)
Net asset value, end of period (x)	$13.05	$12.44	$11.50	$11.30	$11.50
Total return (%) (r)(s)(t)(x)	6.09	9.01	2.49	(1.61)	(0.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.04	0.78	0.69	0.66
Expenses after expense reductions (h)	0.67	0.69	0.68	0.67	0.65
Net investment income (loss) (l)	0.80	0.77	0.43	0.54	0.17
Portfolio turnover rate	11	6	19	19	50
Net assets at end of period (000 omitted)	$26,653	$30,581	$46,564	$82,106	$105,346

See Notes to Financial Statements
7

MFS Managed Wealth Fund
Financial Highlights - continued
Class R1	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$11.82	$10.95	$10.80	$11.08	$11.23
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$(0.02)	$(0.06)	$(0.06)	$(0.09)
Net realized and unrealized gain (loss)	0.61	0.89	0.21	(0.22)	(0.06)
Total from investment operations	$0.59	$0.87	$0.15	$(0.28)	$(0.15)
Less distributions declared to shareholders
From net investment income	$(0.03)	$—	$—	$—	$—
Net asset value, end of period (x)	$12.38	$11.82	$10.95	$10.80	$11.08
Total return (%) (r)(s)(t)(x)	5.03	7.95	1.39	(2.53)	(1.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.20	2.06	1.78	1.68	1.66
Expenses after expense reductions (h)	1.67	1.68	1.68	1.67	1.65
Net investment income (loss) (l)	(0.16)	(0.19)	(0.60)	(0.51)	(0.83)
Portfolio turnover rate	11	6	19	19	50
Net assets at end of period (000 omitted)	$64	$61	$57	$56	$57
Class R2	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$12.26	$11.34	$11.15	$11.39	$11.48
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.04	$(0.01)	$(0.00)(w)	$(0.04)
Net realized and unrealized gain (loss)	0.64	0.93	0.23	(0.24)	(0.05)
Total from investment operations	$0.68	$0.97	$0.22	$(0.24)	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.05)	$(0.03)	$—	$—
Net asset value, end of period (x)	$12.85	$12.26	$11.34	$11.15	$11.39
Total return (%) (r)(s)(t)(x)	5.56	8.53	1.94	(2.11)	(0.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.70	1.56	1.28	1.19	1.16
Expenses after expense reductions (h)	1.17	1.18	1.18	1.17	1.15
Net investment income (loss) (l)	0.34	0.31	(0.10)	(0.01)	(0.33)
Portfolio turnover rate	11	6	19	19	50
Net assets at end of period (000 omitted)	$68	$64	$59	$58	$59

See Notes to Financial Statements
8

MFS Managed Wealth Fund
Financial Highlights - continued
Class R3	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$12.39	$11.46	$11.27	$11.48	$11.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.07	$0.02	$0.03	$(0.01)
Net realized and unrealized gain (loss)	0.65	0.93	0.22	(0.24)	(0.06)
Total from investment operations	$0.72	$1.00	$0.24	$(0.21)	$(0.07)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.07)	$(0.05)	$—	$—
Net asset value, end of period (x)	$12.99	$12.39	$11.46	$11.27	$11.48
Total return (%) (r)(s)(t)(x)	5.83	8.79	2.17	(1.83)	(0.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.45	1.31	1.03	0.94	0.91
Expenses after expense reductions (h)	0.92	0.93	0.93	0.92	0.90
Net investment income (loss) (l)	0.59	0.56	0.15	0.24	(0.09)
Portfolio turnover rate	11	6	19	19	50
Net assets at end of period (000 omitted)	$69	$65	$60	$59	$60
Class R4	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$12.43	$11.50	$11.30	$11.50	$11.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.10	$0.05	$0.06	$0.02
Net realized and unrealized gain (loss)	0.64	0.93	0.23	(0.24)	(0.07)
Total from investment operations	$0.75	$1.03	$0.28	$(0.18)	$(0.05)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.10)	$(0.08)	$(0.02)	$(0.02)
Net asset value, end of period (x)	$13.03	$12.43	$11.50	$11.30	$11.50
Total return (%) (r)(s)(t)(x)	6.06	9.01	2.51	(1.60)	(0.40)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.06	0.78	0.69	0.66
Expenses after expense reductions (h)	0.67	0.68	0.68	0.67	0.65
Net investment income (loss) (l)	0.84	0.81	0.40	0.49	0.16
Portfolio turnover rate	11	6	19	19	50
Net assets at end of period (000 omitted)	$71	$67	$61	$60	$61

See Notes to Financial Statements
9

MFS Managed Wealth Fund
Financial Highlights - continued
Class R6	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21
Net asset value, beginning of period	$12.44	$11.50	$11.31	$11.51	$11.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.10	$0.06	$0.07	$0.04
Net realized and unrealized gain (loss)	0.65	0.95	0.22	(0.24)	(0.07)
Total from investment operations	$0.76	$1.05	$0.28	$(0.17)	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.11)	$(0.09)	$(0.03)	$(0.03)
Net asset value, end of period (x)	$13.05	$12.44	$11.50	$11.31	$11.51
Total return (%) (r)(s)(t)(x)	6.20	9.18	2.50	(1.53)	(0.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.13	0.97	0.70	0.61	0.59
Expenses after expense reductions (h)	0.60	0.62	0.60	0.59	0.58
Net investment income (loss) (l)	0.87	0.81	0.51	0.59	0.32
Portfolio turnover rate	11	6	19	19	50
Net assets at end of period (000 omitted)	$2,826	$2,860	$5,768	$7,125	$7,366
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Managed Wealth Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Managed Wealth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
The investment objective of each of the underlying funds held by the fund at May 31, 2025 was to seek capital appreciation.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
11

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,
12

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$42,235	$—	$—	$42,235
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,141,261	—	1,141,261
Investment Companies	33,823,263	—	—	33,823,263
Total	$33,865,498	$1,141,261	$—	$35,006,759
Other Financial Instruments
Futures Contracts – Liabilities	$(872,721)	$—	$—	$(872,721)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options and futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$42,235	$—
Equity	Futures Contracts	—	(872,721)
Total		$42,235	$(872,721)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended May 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)
Equity	$(1,064,945)	$(127,787)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended May 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Unaffiliated Issuers (Purchased Options)
Equity	$(606,244)	$112,590
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out
13

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of May 31, 2025:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$3,261	$—
Purchased Options (a)	42,235	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$45,496	$—
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	45,496	—
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$—	$—
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. The amount presented here represents the fund's current day net variation margin for futures contracts. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the Portfolio of Investments.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
14

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 5/31/25	Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$340,242	$320,494
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
As of 5/31/25
Cost of investments	$19,925,648
Gross appreciation	14,239,290
Gross depreciation	(30,900)
Net unrealized appreciation (depreciation)	$14,208,390
Undistributed ordinary income	260,568
Capital loss carryforwards	(6,405,528)
Total distributable earnings (loss)	$8,063,430
As of May 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(6,405,528)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/25	Year ended 5/31/24
Class A	$30,881	$16,225
Class B	42	—
Class C	1,590	—
Class I	274,942	273,385
Class R1	175	—
Class R2	459	238
Class R3	618	384
Class R4	788	540
Class R6	30,747	29,722
Total	$340,242	$320,494
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.35% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the year ended May 31, 2025, this management fee reduction amounted to $4,877, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
16

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.91%	1.66%	1.66%	0.66%	1.66%	1.16%	0.91%	0.66%	0.63%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2026. For the year ended May 31, 2025, this reduction amounted to $184,099, which is included in the reduction of total expenses in the Statement of Operations.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $284 for the year ended May 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 8,940
Class B	0.75%	0.25%	1.00%	1.00%	656
Class C	0.75%	0.25%	1.00%	1.00%	17,152
Class R1	0.75%	0.25%	1.00%	1.00%	625
Class R2	0.25%	0.25%	0.50%	0.50%	327
Class R3	—	0.25%	0.25%	0.25%	167
Total Distribution and Service Fees					$27,867
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended May 31, 2025, there were no service fee rebates.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2025, were as follows:
Amount
Class A	$—
Class B	—
Class C	34
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2025, the fee was $3,146, which equated to 0.0088% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $26,758.
17

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.0487% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$35
8/19/2024	Redemption	Class C	2	24
8/19/2024	Redemption	Class I	2	26
At May 31, 2025, MFS held 100% of the outstanding shares of Class B, Class R1, Class R2, Class R3, and Class R4.
(4)  Portfolio Securities
For the year ended May 31, 2025, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, aggregated $3,481,902 and $10,032,605, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	80,109	$1,015,420	38,153	$453,764
Class C	10,218	122,950	1,292	14,598
Class I	375,148	4,738,226	597,871	7,024,801
Class R6	33,386	417,408	3,406	40,693
	498,861	$6,294,004	640,722	$7,533,856
Shares issued to shareholders in reinvestment of distributions
Class A	2,467	$30,881	1,369	$16,225
Class B	4	42	—	—
Class C	134	1,590	—	—
Class I	21,264	266,014	22,864	270,477
Class R1	15	175	—	—
Class R2	37	459	20	237
Class R3	49	618	33	384
Class R4	63	788	46	540
Class R6	17	211	29	349
	24,050	$300,778	24,361	$288,212
18

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(73,993)	$(939,777)	(77,410)	$(917,213)
Class B	(497)	(5,998)	(842)	(9,730)
Class C	(58,385)	(694,864)	(52,520)	(585,089)
Class I	(811,870)	(10,295,358)	(2,212,852)	(26,182,701)
Class R6	(46,679)	(591,586)	(274,914)	(3,228,155)
	(991,424)	$(12,527,583)	(2,618,538)	$(30,922,888)
Net change
Class A	8,583	$106,524	(37,888)	$(447,224)
Class B	(493)	(5,956)	(842)	(9,730)
Class C	(48,033)	(570,324)	(51,228)	(570,491)
Class I	(415,458)	(5,291,118)	(1,592,117)	(18,887,423)
Class R1	15	175	—	—
Class R2	37	459	20	237
Class R3	49	618	33	384
Class R4	63	788	46	540
Class R6	(13,276)	(173,967)	(271,479)	(3,187,113)
	(468,513)	$(5,932,801)	(1,953,455)	$(23,100,820)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2025, the fund’s commitment fee and interest expense were $177 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Growth Fund	$11,905,540	$2,836,018	$3,846,413	$2,267,420	$(1,833,111)	$11,329,454
MFS Institutional Money Market Portfolio	2,446,440	26,302,047	27,912,893	(132)	(211)	835,251
MFS International Equity Fund	11,924,386	933,246	2,974,570	1,028,767	130,926	11,042,755
MFS Value Fund	11,847,502	1,804,027	3,211,622	1,157,408	(981,512)	10,615,803
	$38,123,868	$31,875,338	$37,945,498	$4,453,463	$(2,683,908)	$33,823,263

19

MFS Managed Wealth Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Growth Fund	$18,174	$1,118,736
MFS Institutional Money Market Portfolio	98,191	—
MFS International Equity Fund	141,446	—
MFS Value Fund	215,084	643,397
	$472,895	$1,762,133
20

MFS Managed Wealth Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Managed Wealth Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Managed Wealth Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of May 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2025
21

MFS Managed Wealth Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Managed Wealth Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Managed Wealth Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Managed Wealth Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS International Large Cap Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Large Cap Value Fund
Portfolio of Investments − 5/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.5%
Aerospace & Defense – 2.0%
BAE Systems PLC	2,537,210	$ 65,002,966
Dassault Aviation S.A.	211,411	76,526,862
		$141,529,828
Airlines – 1.2%
Ryanair Holdings PLC, ADR	1,507,420	$ 83,812,552
Alcoholic Beverages – 1.8%
Diageo PLC	2,711,847	$ 73,697,289
Heineken N.V.	535,933	47,720,540
		$121,417,829
Apparel Manufacturers – 0.7%
Burberry Group PLC	1,540,295	$ 21,479,525
Compagnie Financiere Richemont S.A.	125,717	23,654,043
		$45,133,568
Automotive – 2.5%
Aptiv PLC (a)	664,172	$ 44,373,331
Compagnie Generale des Etablissements Michelin	1,348,196	51,557,652
DENSO Corp.	3,159,100	42,697,175
USS Co. Ltd.	3,001,900	32,648,622
		$171,276,780
Broadcasting – 1.0%
Publicis Groupe	637,173	$ 69,367,079
Brokerage & Asset Managers – 5.1%
B3 S.A. - Brasil Bolsa Balcao	18,064,700	$ 44,060,244
Barclays PLC	32,094,825	141,620,702
Deutsche Boerse AG	311,340	100,220,369
IG Group Holdings PLC	4,279,480	64,694,042
		$350,595,357
Business Services – 2.1%
RS Group PLC	3,713,980	$ 28,497,956
Secom Co. Ltd.	1,091,300	39,832,347
Sodexo	1,102,328	76,162,192
		$144,492,495
Chemicals – 0.4%
Nutrien Ltd.	411,651	$ 24,320,810
Computer Software - Systems – 8.6%
Amadeus IT Group S.A.	1,207,411	$ 100,600,665
Capgemini	658,254	109,309,371
Fujitsu Ltd.	3,778,200	86,304,895
Hitachi Ltd.	3,376,700	93,381,375
MKVFS-ANN
1

MFS International Large Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
NEC Corp.	5,061,300	$ 133,131,940
Samsung Electronics Co. Ltd.	1,801,283	73,372,548
		$596,100,794
Construction – 1.4%
CRH PLC	406,274	$ 37,035,938
Techtronic Industries Co. Ltd.	5,660,000	63,011,510
		$100,047,448
Consumer Products – 1.6%
Haleon PLC	8,281,799	$ 46,184,956
Reckitt Benckiser Group PLC	978,416	66,335,286
		$112,520,242
Electrical Equipment – 4.1%
Legrand S.A.	431,163	$ 52,358,873
Mitsubishi Electric Corp.	5,569,700	112,404,245
Schneider Electric SE	472,180	118,673,876
		$283,436,994
Electronics – 1.4%
Kyocera Corp.	4,253,400	$ 52,243,170
NXP Semiconductors N.V.	242,995	46,443,634
		$98,686,804
Energy - Independent – 0.6%
Woodside Energy Group Ltd.	3,117,687	$ 44,614,662
Energy - Integrated – 5.2%
Aker BP ASA	1,376,756	$ 31,696,383
Eni S.p.A.	7,350,445	108,265,126
Suncor Energy, Inc.	2,311,857	82,191,499
TotalEnergies SE	2,320,677	136,124,756
		$358,277,764
Food & Beverages – 1.4%
Danone S.A.	1,104,208	$ 94,333,879
Food & Drug Stores – 1.6%
Tesco PLC	21,428,061	$ 112,019,860
General Merchandise – 0.5%
B&M European Value Retail S.A.	7,526,006	$ 34,669,221
Insurance – 3.9%
Manulife Financial Corp.	2,434,533	$ 77,523,294
St. James's Place PLC	3,138,018	47,121,155
Willis Towers Watson PLC	463,586	146,748,148
		$271,392,597
Interactive Media Services – 0.3%
Baidu, Inc., ADR (a)	275,018	$ 22,523,974
2

MFS International Large Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.1%
Aalberts Industries N.V.	643,695	$ 22,467,358
Daikin Industries Ltd.	332,300	38,123,555
IHI Corp.	254,600	24,480,253
IMI PLC	813,747	21,796,472
Kubota Corp.	1,729,600	19,811,309
Toyota Industries Corp.	588,400	73,364,361
Weir Group PLC	477,910	15,621,306
		$215,664,614
Major Banks – 19.6%
ABN AMRO Group N.V., GDR	2,433,936	$ 62,927,460
Bank of Ireland Group PLC	8,844,782	121,317,117
BNP Paribas S.A.	2,232,188	195,514,251
BPER Banca S.p.A. (l)	5,546,641	49,199,457
Lloyds Banking Group PLC	44,433,410	46,217,598
Mitsubishi UFJ Financial Group, Inc.	18,527,200	257,847,843
National Bank of Greece S.A.	1,805,148	21,521,381
NatWest Group PLC	41,755,004	295,132,640
Resona Holdings, Inc.	6,909,700	60,503,828
Toronto-Dominion Bank	1,283,722	88,649,640
UBS Group AG	5,081,163	161,695,819
		$1,360,527,034
Medical & Health Technology & Services – 0.6%
ICON PLC (a)	320,947	$ 41,812,975
Medical Equipment – 1.8%
ConvaTec Group PLC	8,783,026	$ 34,294,382
Smith & Nephew PLC	6,015,866	87,093,351
		$121,387,733
Metals & Mining – 2.4%
Glencore PLC	23,671,743	$ 90,387,945
Rio Tinto PLC	1,298,241	76,999,124
		$167,387,069
Other Banks & Diversified Financials – 3.3%
AIB Group PLC	11,866,958	$ 93,242,415
CaixaBank S.A.	4,570,123	38,856,327
Julius Baer Group Ltd.	1,428,720	93,951,794
		$226,050,536
Pharmaceuticals – 5.8%
Novartis AG	289,321	$ 33,055,715
Novo Nordisk A.S., “B”	430,157	29,701,784
Roche Holding AG	562,254	181,383,277
Sandoz Group AG	599,376	30,391,204
Sanofi	1,284,775	127,673,981
		$402,205,961
3

MFS International Large Cap Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 1.2%
Informa PLC	5,785,311	$ 61,220,664
Springer Nature AG & Co. KGaA (a)	962,481	23,277,685
		$84,498,349
Specialty Chemicals – 1.0%
Akzo Nobel N.V.	525,034	$ 35,745,146
Nitto Denko Corp.	1,825,700	33,221,227
		$68,966,373
Specialty Stores – 0.7%
Alibaba Group Holding Ltd., ADR (l)	206,310	$ 23,486,331
Shimamura Co. Ltd.	326,100	22,673,689
		$46,160,020
Telecom Services – 1.2%
Koninklijke KPN N.V.	13,896,503	$ 65,292,610
Quebecor, Inc., “B”	740,764	20,840,819
		$86,133,429
Tobacco – 2.8%
British American Tobacco PLC	2,897,195	$ 130,143,880
Imperial Brands PLC	1,649,434	62,448,453
		$192,592,333
Utilities - Electric Power – 5.6%
E.ON SE	6,778,806	$ 118,764,637
Iberdrola S.A.	7,374,671	134,647,009
National Grid PLC (l)	9,702,306	136,802,687
		$390,214,333
Total Common Stocks (Identified Cost, $4,781,684,978)		$6,684,171,296
Preferred Stocks – 1.6%
Consumer Products – 1.6%
Henkel AG & Co. KGaA (Identified Cost, $118,101,466)	1,339,626	$ 107,205,601
Mutual Funds (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $98,523,082)	98,523,082	$ 98,523,082
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.25% (j) (Identified Cost, $574,800)	574,800	$ 574,800
Other Assets, Less Liabilities – 0.5%		33,554,102
Net Assets – 100.0%		$6,924,028,881
4

MFS International Large Cap Value Fund
Portfolio of Investments – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $98,523,082 and $6,791,951,697, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See Notes to Financial Statements
5

MFS International Large Cap Value Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 5/31/25 Assets
Investments in unaffiliated issuers, at value, including $139,988,556 of securities on loan (identified cost, $4,900,361,244)	$6,791,951,697
Investments in affiliated issuers, at value (identified cost, $98,523,082)	98,523,082
Cash	660,788
Foreign currency, at value (identified cost, $3,495,623)	3,497,266
Receivables for
Investments sold	11,904
Fund shares sold	286,028
Interest and dividends	45,112,834
Other assets	7,427
Total assets	$6,940,051,026
Liabilities
Payables for
Investments purchased	$6,411,361
Fund shares reacquired	7,957,416
Collateral for securities loaned, at value (c)	574,800
Payable to affiliates
Investment adviser	117,593
Administrative services fee	4,505
Shareholder servicing costs	4,604
Distribution and service fees	365
Payable for independent Trustees' compensation	14
Accrued expenses and other liabilities	951,487
Total liabilities	$16,022,145
Net assets	$6,924,028,881
Net assets consist of
Paid-in capital	$4,765,254,376
Total distributable earnings (loss)	2,158,774,505
Net assets	$6,924,028,881
Shares of beneficial interest outstanding	441,641,587
(c)	Non-cash collateral is not included.
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$13,161,861	843,025	$15.61
Class C	973,044	62,676	15.53
Class I	51,094,888	3,251,933	15.71
Class R1	119,543	7,676	15.57
Class R2	126,282	8,071	15.65
Class R3	159,585	10,187	15.67
Class R4	126,244	8,039	15.70
Class R6	6,858,267,434	437,449,980	15.68
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.56 [100 / 94.25 x $15.61]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS International Large Cap Value Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 5/31/25 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$242,113,251
Dividends from affiliated issuers	3,584,437
Income on securities loaned	419,935
Other	3,183
Foreign taxes withheld	(12,727,966)
Total investment income	$233,392,840
Expenses
Management fee	$45,507,931
Distribution and service fees	32,975
Shareholder servicing costs	18,618
Administrative services fee	597,427
Independent Trustees' compensation	118,496
Custodian fee	687,501
Shareholder communications	5,201
Audit and tax fees	76,670
Legal fees	31,768
Miscellaneous	234,193
Total expenses	$47,310,780
Fees paid indirectly	(11,486)
Reduction of expenses by investment adviser	(4,157,227)
Net expenses	$43,142,067
Net investment income (loss)	$190,250,773
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$397,548,324
Affiliated issuers	(3,084)
Foreign currency	(610,290)
Net realized gain (loss)	$396,934,950
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$575,451,719
Affiliated issuers	(7,966)
Translation of assets and liabilities in foreign currencies	1,665,246
Net unrealized gain (loss)	$577,108,999
Net realized and unrealized gain (loss)	$974,043,949
Change in net assets from operations	$1,164,294,722
See Notes to Financial Statements
7

MFS International Large Cap Value Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	5/31/25	5/31/24
Change in net assets
From operations
Net investment income (loss)	$190,250,773	$197,080,581
Net realized gain (loss)	396,934,950	68,016,443
Net unrealized gain (loss)	577,108,999	765,924,258
Change in net assets from operations	$1,164,294,722	$1,031,021,282
Total distributions to shareholders	$(421,989,881)	$(256,123,721)
Change in net assets from fund share transactions	$(254,578,594)	$(147,868,331)
Total change in net assets	$487,726,247	$627,029,230
Net assets
At beginning of period	6,436,302,634	5,809,273,404
At end of period	$6,924,028,881	$6,436,302,634
See Notes to Financial Statements
8

MFS International Large Cap Value Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$14.03	$12.38	$12.41	$13.66	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.39	$0.38	$0.35	$0.29
Net realized and unrealized gain (loss)	2.08	1.78	(0.09)	(1.11)	3.42
Total from investment operations	$2.50	$2.17	$0.29	$(0.76)	$3.71
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.44)	$(0.20)	$(0.27)	$(0.05)
From net realized gain	(0.54)	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$(0.92)	$(0.52)	$(0.32)	$(0.49)	$(0.05)
Net asset value, end of period (x)	$15.61	$14.03	$12.38	$12.41	$13.66
Total return (%) (r)(s)(t)(x)	19.00	17.92	2.45	(5.74)	37.16(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	1.06	1.07	1.04	1.04(a)
Expenses after expense reductions (f)	0.95	0.98	0.96	0.96	0.93(a)
Net investment income (loss)	2.93	3.01	3.13	2.72	2.61(a)
Portfolio turnover rate	22	17	26	24	18(n)
Net assets at end of period (000 omitted)	$13,162	$7,962	$5,864	$2,956	$1,187
Class C	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$13.94	$12.29	$12.33	$13.61	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.28	$0.22	$0.22	$0.16
Net realized and unrealized gain (loss)	2.12	1.77	(0.02)	(1.08)	3.45
Total from investment operations	$2.39	$2.05	$0.20	$(0.86)	$3.61
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.32)	$(0.12)	$(0.20)	$—
From net realized gain	(0.54)	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$(0.80)	$(0.40)	$(0.24)	$(0.42)	$(0.00)(w)
Net asset value, end of period (x)	$15.53	$13.94	$12.29	$12.33	$13.61
Total return (%) (r)(s)(t)(x)	18.21	17.02	1.70	(6.46)	36.11(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	1.81	1.83	1.78	1.81(a)
Expenses after expense reductions (f)	1.70	1.72	1.71	1.71	1.68(a)
Net investment income (loss)	1.95	2.15	1.89	1.69	1.49(a)
Portfolio turnover rate	22	17	26	24	18(n)
Net assets at end of period (000 omitted)	$973	$893	$905	$1,111	$636

See Notes to Financial Statements
9

MFS International Large Cap Value Fund
Financial Highlights - continued
Class I	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$14.11	$12.45	$12.43	$13.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.55	$0.40	$0.39	$0.41	$0.31
Net realized and unrealized gain (loss)	2.00	1.81	(0.05)	(1.16)	3.44
Total from investment operations	$2.55	$2.21	$0.34	$(0.75)	$3.75
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.47)	$(0.20)	$(0.29)	$(0.06)
From net realized gain	(0.54)	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$(0.95)	$(0.55)	$(0.32)	$(0.51)	$(0.06)
Net asset value, end of period (x)	$15.71	$14.11	$12.45	$12.43	$13.69
Total return (%) (r)(s)(t)(x)	19.33	18.16	2.88	(5.60)	37.58(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	0.81	0.82	0.79	0.79(a)
Expenses after expense reductions (f)	0.70	0.72	0.71	0.71	0.68(a)
Net investment income (loss)	3.82	3.04	3.28	3.15	2.82(a)
Portfolio turnover rate	22	17	26	24	18(n)
Net assets at end of period (000 omitted)	$51,095	$15,423	$11,178	$18,972	$2,775
Class R1	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$13.99	$12.35	$12.36	$13.61	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.28	$0.24	$0.19	$0.09
Net realized and unrealized gain (loss)	2.11	1.78	(0.04)	(1.06)	3.52
Total from investment operations	$2.39	$2.06	$0.20	$(0.87)	$3.61
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.34)	$(0.09)	$(0.16)	$—
From net realized gain	(0.54)	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$(0.81)	$(0.42)	$(0.21)	$(0.38)	$(0.00)(w)
Net asset value, end of period (x)	$15.57	$13.99	$12.35	$12.36	$13.61
Total return (%) (r)(s)(t)(x)	18.14	16.98	1.76	(6.49)	36.11(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	1.81	1.83	1.78	1.83(a)
Expenses after expense reductions (f)	1.70	1.73	1.71	1.71	1.68(a)
Net investment income (loss)	1.99	2.19	2.04	1.43	0.85(a)
Portfolio turnover rate	22	17	26	24	18(n)
Net assets at end of period (000 omitted)	$120	$101	$86	$85	$91

See Notes to Financial Statements
10

MFS International Large Cap Value Fund
Financial Highlights - continued
Class R2	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$14.05	$12.40	$12.41	$13.66	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.35	$0.30	$0.25	$0.14
Net realized and unrealized gain (loss)	2.13	1.78	(0.04)	(1.05)	3.52
Total from investment operations	$2.48	$2.13	$0.26	$(0.80)	$3.66
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.40)	$(0.15)	$(0.23)	$(0.00)(w)
From net realized gain	(0.54)	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$(0.88)	$(0.48)	$(0.27)	$(0.45)	$(0.00)(w)
Net asset value, end of period (x)	$15.65	$14.05	$12.40	$12.41	$13.66
Total return (%) (r)(s)(t)(x)	18.81	17.56	2.26	(6.01)	36.63(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	1.31	1.33	1.28	1.33(a)
Expenses after expense reductions (f)	1.20	1.23	1.21	1.21	1.18(a)
Net investment income (loss)	2.49	2.70	2.55	1.94	1.36(a)
Portfolio turnover rate	22	17	26	24	18(n)
Net assets at end of period (000 omitted)	$126	$105	$88	$86	$92
Class R3	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$14.08	$12.42	$12.43	$13.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.40	$0.38	$0.33	$0.29	$0.17
Net realized and unrealized gain (loss)	2.11	1.79	(0.04)	(1.06)	3.54
Total from investment operations	$2.51	$2.17	$0.29	$(0.77)	$3.71
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.43)	$(0.18)	$(0.26)	$(0.03)
From net realized gain	(0.54)	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$(0.92)	$(0.51)	$(0.30)	$(0.48)	$(0.03)
Net asset value, end of period (x)	$15.67	$14.08	$12.42	$12.43	$13.68
Total return (%) (r)(s)(t)(x)	19.04	17.89	2.51	(5.77)	37.15(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	1.06	1.08	1.03	1.08(a)
Expenses after expense reductions (f)	0.95	0.98	0.96	0.96	0.93(a)
Net investment income (loss)	2.81	2.94	2.80	2.19	1.61(a)
Portfolio turnover rate	22	17	26	24	18(n)
Net assets at end of period (000 omitted)	$160	$105	$89	$87	$92

See Notes to Financial Statements
11

MFS International Large Cap Value Fund
Financial Highlights - continued
Class R4	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$14.10	$12.44	$12.45	$13.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.42	$0.36	$0.32	$0.19
Net realized and unrealized gain (loss)	2.12	1.79	(0.04)	(1.06)	3.57
Total from investment operations	$2.55	$2.21	$0.32	$(0.74)	$3.76
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.47)	$(0.21)	$(0.29)	$(0.06)
From net realized gain	(0.54)	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$(0.95)	$(0.55)	$(0.33)	$(0.51)	$(0.06)
Net asset value, end of period (x)	$15.70	$14.10	$12.44	$12.45	$13.70
Total return (%) (r)(s)(t)(x)	19.34	18.15	2.76	(5.53)	37.67(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	0.81	0.83	0.78	0.83(a)
Expenses after expense reductions (f)	0.70	0.73	0.71	0.71	0.68(a)
Net investment income (loss)	2.99	3.19	3.05	2.44	1.86(a)
Portfolio turnover rate	22	17	26	24	18(n)
Net assets at end of period (000 omitted)	$126	$106	$90	$87	$92
Class R6	Year ended
	5/31/25	5/31/24	5/31/23	5/31/22	5/31/21(c)
Net asset value, beginning of period	$14.08	$12.42	$12.44	$13.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.42	$0.37	$0.32	$0.30
Net realized and unrealized gain (loss)	2.14	1.79	(0.05)	(1.04)	3.44
Total from investment operations	$2.56	$2.21	$0.32	$(0.72)	$3.74
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.47)	$(0.22)	$(0.30)	$(0.06)
From net realized gain	(0.54)	(0.08)	(0.12)	(0.22)	(0.00)(w)
Total distributions declared to shareholders	$(0.96)	$(0.55)	$(0.34)	$(0.52)	$(0.06)
Net asset value, end of period (x)	$15.68	$14.08	$12.42	$12.44	$13.68
Total return (%) (r)(s)(t)(x)	19.42	18.24	2.76	(5.45)	37.49(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	0.75	0.75	0.74	0.78(a)
Expenses after expense reductions (f)	0.67	0.67	0.64	0.66	0.67(a)
Net investment income (loss)	2.96	3.21	3.12	2.45	2.74(a)
Portfolio turnover rate	22	17	26	24	18(n)
Net assets at end of period (000 omitted)	$6,858,267	$6,411,609	$5,790,974	$5,727,457	$5,800,471

See Notes to Financial Statements
12

MFS International Large Cap Value Fund
Financial Highlights - continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 30, 2020, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS International Large Cap Value Fund
Notes to Financial Statements
(1)  Business and Organization
MFS International Large Cap Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
14

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,759,481,460	$—	$—	$1,759,481,460
Japan	300,858,496	821,811,338	—	1,122,669,834
France	1,107,602,772	—	—	1,107,602,772
Switzerland	524,131,852	—	—	524,131,852
Germany	349,468,292	—	—	349,468,292
United States	316,414,026	—	—	316,414,026
Ireland	298,372,084	—	—	298,372,084
Canada	293,526,062	—	—	293,526,062
Spain	274,104,001	—	—	274,104,001
Other Countries	637,980,342	107,626,172	—	745,606,514
Investment Companies	99,097,882	—	—	99,097,882
Total	$5,961,037,269	$929,437,510	$—	$6,890,474,779
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans —Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund.  Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the
15

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $139,988,556. The fair value of the fund's investment securities on loan and a related liability of $574,800 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $147,239,044 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended May 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
16

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
	Year ended 5/31/25	Year ended 5/31/24
Ordinary income (including any short-term capital gains)	$193,847,050	$218,004,366
Long-term capital gains	228,142,831	38,119,355
Total distributions	$421,989,881	$256,123,721
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/25
Cost of investments	$5,063,916,826
Gross appreciation	2,089,918,398
Gross depreciation	(263,360,445)
Net unrealized appreciation (depreciation)	$1,826,557,953
Undistributed ordinary income	182,707,679
Undistributed long-term capital gain	147,440,805
Other temporary differences	2,068,068
Total distributable earnings (loss)	$2,158,774,505
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 5/31/25	Year ended 5/31/24
Class A	$556,791	$282,431
Class C	47,551	26,015
Class I	1,211,864	674,611
Class R1	5,854	2,952
Class R2	6,614	3,468
Class R3	8,659	3,690
Class R4	7,108	3,946
Class R6	420,145,440	255,126,608
Total	$421,989,881	$256,123,721
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.75%
In excess of $2.5 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.62%
In excess of $20 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until September 30, 2026. For the year ended May 31, 2025, this management fee reduction amounted to $872,062, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.69% of the fund's average daily net assets.
17

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
0.96%	1.71%	0.71%	1.71%	1.21%	0.96%	0.71%	0.67%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2026. For the year ended May 31, 2025, this reduction amounted to $3,285,165, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,781 for the year ended May 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 22,287
Class C	0.75%	0.25%	1.00%	1.00%	8,760
Class R1	0.75%	0.25%	1.00%	1.00%	1,049
Class R2	0.25%	0.25%	0.50%	0.50%	549
Class R3	—	0.25%	0.25%	0.25%	330
Total Distribution and Service Fees					$32,975
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended May 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended May 31, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended May 31, 2025, were as follows:
Amount
Class A	$34
Class C	51
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended May 31, 2025, the fee was $6,190, which equated to 0.0001% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended May 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $12,428.
18

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended May 31, 2025 was equivalent to an annual effective rate of 0.0093% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$44
8/22/2024	Redemption	Class I	2	32
At May 31, 2025, MFS held approximately 97% and 78% of the outstanding shares of Class R2 and Class R3, respectively, and 100% of the outstanding shares of Class R1 and Class R4.
(4)  Portfolio Securities
For the year ended May 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $1,420,546,387 and $1,937,144,514, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	333,145	$4,776,487	224,395	$2,920,032
Class C	5,707	82,429	5,111	64,714
Class I	2,431,163	34,466,685	658,289	8,664,867
Class R2	105	1,479	78	1,006
Class R3	2,101	30,100	—	—
Class R6	5,704,970	80,815,961	7,943,145	103,056,521
	8,477,191	$120,173,141	8,831,018	$114,707,140
Shares issued to shareholders in reinvestment of distributions
Class A	42,341	$556,791	21,911	$282,431
Class C	3,624	47,551	2,024	26,015
Class I	91,612	1,211,112	52,094	674,611
Class R1	445	5,854	228	2,952
Class R2	501	6,614	268	3,468
Class R3	657	8,659	285	3,690
Class R4	538	7,108	305	3,946
Class R6	31,828,504	419,817,963	19,731,350	254,929,038
	31,968,222	$421,661,652	19,808,465	$255,926,151
19

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
	Year ended 5/31/25		Year ended 5/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(100,036)	$(1,386,553)	(152,319)	$(1,980,272)
Class C	(10,680)	(149,565)	(16,696)	(216,142)
Class I	(363,752)	(5,222,809)	(515,110)	(6,732,479)
Class R2	(1)	(7)	(1)	(7)
Class R3	(3)	(40)	—	—
Class R6	(55,341,601)	(789,654,413)	(38,541,896)	(509,572,722)
	(55,816,073)	$(796,413,387)	(39,226,022)	$(518,501,622)
Net change
Class A	275,450	$3,946,725	93,987	$1,222,191
Class C	(1,349)	(19,585)	(9,561)	(125,413)
Class I	2,159,023	30,454,988	195,273	2,606,999
Class R1	445	5,854	228	2,952
Class R2	605	8,086	345	4,467
Class R3	2,755	38,719	285	3,690
Class R4	538	7,108	305	3,946
Class R6	(17,808,127)	(289,020,489)	(10,867,401)	(151,587,163)
	(15,370,660)	$(254,578,594)	(10,586,539)	$(147,868,331)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 90%, 3%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended May 31, 2025, the fund’s commitment fee and interest expense were $31,453 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended May 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$91,173,194	$982,821,300	$975,460,362	$(3,084)	$(7,966)	$98,523,082

20

MFS International Large Cap Value Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,584,437	$—
21

MFS International Large Cap Value Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS International Large Cap Value Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS International Large Cap Value Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of May 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from June 30, 2020 (commencement of operations) through May 31, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and the period from June 30, 2020 (commencement of operations) through May 31, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
July 16, 2025
22

MFS International Large Cap Value Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $264,731,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $242,516,167. The fund intends to pass through foreign tax credits of $9,256,247 for the fiscal year.
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Large Cap Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Large Cap Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Large Cap Value Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
24

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.